UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Core Bond Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 114.7%

	CORPORATE BONDS – 40.6%

	Beverages – 0.4%

$1,725	Anheuser Busch InBev	2.500%	7/15/22	A	$1,595,825

	Capital Markets – 2.4%

3,125	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	3,548,419

1,605	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	1,732,044

1,090	Goldman Sachs Group, Inc., (3)	6.750%	10/01/37	A–	1,137,563

1,165	Morgan Stanley Dean Witter & Company	4.875%	11/01/22	BBB+	1,165,613

2,250	Morgan Stanley	6.625%	4/01/18	A	2,612,153

335	Morgan Stanley, (3)	3.750%	2/25/23	A	322,951
9,570	Total Capital Markets				10,518,743

	Commercial Banks – 4.1%

1,275	Abbey National Treasury Services PLC of London	3.050%	8/23/18	A	1,295,311

2,000	Australia and New Zealand Banking Group Limited, 144A	2.400%	11/23/16	Aaa	2,074,800

1,245	Banco Bradesco S.A. Grand Cayman, 144A, (3)	4.125%	5/16/16	Baa1	1,294,800

1,910	Bancolombia SA	5.950%	6/03/21	Baa2	1,938,650

1,500	Bank of Nova Scotia	1.375%	12/18/17	Aa2	1,472,489

925	BBVA Bancomer SA Texas, 144A, (3)	4.500%	3/10/16	A2	966,625

1,160	ING Bank NV, 144A	3.750%	3/07/17	A+	1,218,348

1,515	Rabobank Nederland	3.875%	2/08/22	Aa2	1,516,847

1,000	Royal Bank of Scotland Group PLC	6.400%	10/21/19	A	1,142,832

1,460	Sovereign Bank	8.750%	5/30/18	Baa2	1,742,396

3,595	Stadshypotek AB, 144A	1.875%	10/02/19	Aaa	3,475,646
17,585	Total Commercial Banks				18,138,744

	Commercial Services & Supplies – 0.3%

1,195	R.R. Donnelley & Sons Company, (3)	7.625%	6/15/20	BB	1,272,675

	Communications Equipment – 0.7%

2,640	Motorola, Inc., (3)	6.000%	11/15/17	BBB	3,011,503

	Construction & Engineering – 0.6%

3,000	ABB Finance USA Inc.	2.875%	5/08/22	A	2,897,043

	Diversified Financial Services – 5.5%

2,500	Bank of America Corporation	5.750%	12/01/17	A	2,820,208

3,270	Bank of America Corporation	5.875%	1/05/21	A	3,706,012

2,090	Citigroup Inc.	6.125%	11/21/17	A	2,403,456

2,000	Citigroup Inc., (3)	4.500%	1/14/22	A	2,096,064

2,720	General Electric Capital Corporation	5.625%	5/01/18	AA+	3,121,026

1,530	General Electric Capital Corporation	5.300%	2/11/21	AA	1,663,994

1,110	General Electric Capital Corporation	6.875%	1/10/39	AA+	1,360,358

1,900	JPMorgan Chase & Company	4.500%	1/24/22	A+	1,981,894

Nuveen Investments	1

Nuveen Core Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$3,065	JPMorgan Chase & Company, (3)	3.200%	1/25/23	A+	$2,867,363

1,240	JPMorgan Chase & Company	3.375%	5/01/23	A	1,124,511

1,000	JPMorgan Chase & Company	6.400%	5/15/38	A+	1,179,173
22,425	Total Diversified Financial Services				24,324,059

	Diversified Telecommunication Services – 1.5%

2,250	AT&T, Inc.	5.550%	8/15/41	A	2,233,451

2,438	Verizon Communications	8.750%	11/01/18	A–	3,132,145

1,425	Verizon Communications, (3)	5.150%	9/15/23	A–	1,527,295
6,113	Total Diversified Telecommunication Services				6,892,891

	Electric Utilities – 0.4%

1,615	Exelon Generation Co. LLC, (3)	4.250%	6/15/22	BBB+	1,589,848

	Energy Equipment & Services – 1.3%

1,000	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	1,135,865

2,765	Ensco PLC	4.700%	3/15/21	BBB+	2,934,821

1,735	Nabors Industries Inc., (3)	5.000%	9/15/20	BBB	1,812,851
5,500	Total Energy Equipment & Services				5,883,537

	Food Products – 0.3%

1,225	Kraft Foods Inc.	6.500%	8/11/17	Baa1	1,424,589

	Health Care Providers & Services – 1.5%

2,965	Mayo Clinic Rochester	3.774%	11/15/43	AA	2,466,432

2,500	UnitedHealth Group Incorporated	2.875%	3/15/22	A	2,374,675

2,000	Wellpoint Inc.	3.125%	5/15/22	A–	1,899,096
7,465	Total Health Care Providers & Services				6,740,203

	Household Products – 0.4%

2,000	Macys Retail Holdings Inc.	4.375%	9/01/23	BBB	2,016,950

	Independent Power Producers & Energy Traders – 0.4%

1,560	Constellation Energy Group	5.150%	12/01/20	BBB+	1,689,121

	Industrial Conglomerates – 0.6%

2,575	Spectra Energy Partners LP	4.750%	3/15/24	BBB	2,653,406

	Insurance – 1.8%

1,000	AFLAC Insurance, (3)	6.450%	8/15/40	A–	1,187,639

1,500	American International Group, Inc.	8.250%	8/15/18	A–	1,870,245

2,305	Hartford Financial Services Group Inc., (3)	6.000%	1/15/19	BBB	2,659,945

1,370	Lincoln National Corporation	4.200%	3/15/22	A–	1,402,572

1,000	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	874,098
7,175	Total Insurance				7,994,499

	IT Services – 0.4%

1,750	Computer Sciences Corporation	4.450%	9/15/22	BBB	1,719,895

	Leisure Equipment & Products – 0.6%

2,855	Hyatt Hotels Corporation, (3)	3.375%	7/15/23	BBB	2,667,903

	Media – 3.8%

1,845	British Sky Broadcasting Group PLC	6.100%	2/15/18	BBB+	2,119,554

2,125	CBS Corporation	4.850%	7/01/42	BBB	1,897,869

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$1,640	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	$1,733,947

1,460	Discovery Communications Inc., (3)	5.050%	6/01/20	BBB	1,616,458

1,460	NBC Universal Media LLC	6.400%	4/30/40	A–	1,726,843

2,420	News America Holdings Inc., (3)	6.650%	11/15/37	BBB+	2,749,616

1,000	News America Inc., 144A	4.000%	10/01/23	BBB+	1,001,040

2,500	Time Warner Cable Inc.	5.875%	11/15/40	BBB	2,127,685

2,075	Vivendi SA, 144A	4.750%	4/12/22	BBB	2,025,652
16,525	Total Media				16,998,664

	Metals & Mining – 3.9%

2,965	Alcoa Inc., (3)	5.400%	4/15/21	BBB–	2,931,175

1,805	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	1,389,850

2,000	ArcelorMittal, (3)	6.750%	2/25/22	BB+	2,105,000

1,230	Freeport McMoRan Copper & Gold, Inc., (3)	3.550%	3/01/22	BBB	1,131,230

2,625	Newmont Mining Corporation, (3)	3.500%	3/15/22	BBB+	2,295,447

1,490	Nucor Corporation	4.000%	8/01/23	A	1,458,233

3,000	Rio Tinto Finance USA PLC, (3)	2.875%	8/21/22	A–	2,756,613

1,250	Teck Resources Limited	6.250%	7/15/41	BBB	1,211,160

1,940	Vale Overseas Limited	4.625%	9/15/20	A–	1,962,694
18,305	Total Metals & Mining				17,241,402

	Oil, Gas & Consumable Fuels – 3.8%

2,825	Apache Corporation, (3)	4.250%	1/15/44	A–	2,471,409

1,820	Cenovus Energy Inc., (3)	4.450%	9/15/42	BBB+	1,631,370

935	Chevron Corporation	2.427%	6/24/20	Aa1	924,238

2,500	EOG Resources Inc.	4.100%	2/01/21	A–	2,646,310

1,685	Marathon Petroleum Corporation, (3)	6.500%	3/01/41	BBB	1,831,974

2,385	Petrobras International Finance Company	5.375%	1/27/21	A3	2,395,935

2,000	Rowan Companies Inc.	4.875%	6/01/22	BBB–	2,063,716

1,455	Southwestern Energy Company	4.100%	3/15/22	BBB–	1,455,259

1,275	SunCor Energy Inc.	6.100%	6/01/18	BBB+	1,493,504
16,880	Total Oil, Gas & Consumable Fuels				16,913,715

	Paper & Forest Products – 0.5%

2,000	Celulosa Arauco Y Constitucion	5.625%	4/20/15	BBB	2,115,417

	Pharmaceuticals – 0.7%

1,100	AbbVie Inc.	2.900%	11/06/22	A	1,028,731

2,020	Zoetis Incorporated, 144A	3.250%	2/01/23	Baa2	1,923,070
3,120	Total Pharmaceuticals				2,951,801

	Road & Rail – 0.4%

1,785	Burlington Northern Santa Fe Corporation	4.375%	9/01/42	A3	1,609,797

	Semiconductors & Equipment – 0.5%

1,040	Applied Materials Inc.	4.300%	6/15/21	A–	1,088,729

1,250	Intel Corporation	4.800%	10/01/41	A+	1,197,669
2,290	Total Semiconductors & Equipment				2,286,398

	Specialty Retail – 0.4%

1,750	Staples Inc., (3)	4.375%	1/12/23	BBB	1,686,202

Nuveen Investments	3

Nuveen Core Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Thrifts & Mortgage Finance – 0.4%

$1,780	WEA Finance LLC, 144A	4.625%	5/10/21	A2	$1,877,654

	Tobacco – 0.7%

1,895	Lorillard Tobacco, (3)	6.875%	5/01/20	Baa2	2,179,258

1,215	Reynolds American Inc.	3.250%	11/01/22	Baa2	1,118,437
3,110	Total Tobacco				3,297,695

	Transportation Infrastructure – 0.8%

2,450	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	2,599,012

1,000	Sydney Airport Finance Company Party Limited, 144A	3.900%	3/22/23	BBB	953,531
3,450	Total Transportation Infrastructure				3,552,543

	Wireless Telecommunication Services – 1.5%

2,405	American Tower Company	5.050%	9/01/20	BBB	2,494,694

2,020	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,011,480

2,200	Vodafone Group PLC, (3)	1.500%	2/19/18	A–	2,138,778
6,625	Total Wireless Telecommunication Services				6,644,952
$175,593	Total Corporate Bonds (cost $180,908,260)				180,207,674

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 1.4%

	Capital Markets – 0.2%

$1,165	Goldman Sachs Capital II, (3)	4.000%	N/A (4)	BB+	$850,450

	Commercial Banks – 0.5%

2,220	Wachovia Capital Trust III	5.570%	N/A (4)	BBB+	2,009,100

	Insurance – 0.7%

1,650	Catlin Insurance Company Limited	7.249%	N/A (4)	BBB+	1,683,000

1,530	ZFS Finance USA Trust V	6.500%	5/09/37	A	1,602,675
3,180	Total Insurance				3,285,675
$6,565	Total $1,000 Par (or similar) Institutional Structures (cost $5,981,016)				6,145,225

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	MUNICIPAL BONDS – 4.6%

	California – 0.7%

$3,000	University of California, General Revenue Bonds, Series 2013AF, 5.000%, 5/15/36		5/23 at 100.00	Aa1	$3,185,820

	Illinois – 0.9%

3,735	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A–	4,026,591

	Massachusetts – 0.8%

3,570	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43		5/23 at 100.00	AA+	3,742,145

	Nevada – 0.6%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Taxable Series 2011B, 3.176%, 6/01/17		No Opt. Call	AA+	2,595,525

4	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (2)	Value

	New York – 0.8%

$3,295	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012B, 5.000%, 3/15/32		No Opt. Call	AAA	$3,526,968

	Texas – 0.8%

3,300	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series 2012A, 5.000%, 4/01/42		No Opt. Call	AAA	3,501,664
$19,400	Total Municipal Bonds (cost $19,927,924)				20,578,713

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 8.4%

$3,500	Fannie Mae Notes, (3)	0.750%	12/19/14	Aaa	$3,522,848

3,160	Fannie Mae Notes	1.250%	9/28/16	Aaa	3,205,867

4,595	Federal National Mortgage Association	2.375%	7/28/15	Aaa	4,762,910

520	Freddie Mac Reference Notes	2.000%	8/25/16	Aaa	538,813

4,100	Freddie Mac Reference Notes, (3)	5.000%	2/16/17	Aaa	4,648,646

2,055	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	2,409,370

60	Freddie Mac Reference Notes	1.750%	5/30/19	Aaa	59,600

100	U.S. Treasury Notes	4.250%	11/15/13	Aaa	100,512

16,685	U.S. Treasury Notes, (3)	0.250%	2/28/14	Aaa	16,698,681

1,375	U.S. Treasury Notes, (3)	2.375%	2/28/15	Aaa	1,417,002
$36,150	Total U.S. Government and Agency Obligations (cost $36,859,417)				37,364,249

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 42.5%

$1,690	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$1,770,601

896	Ally Auto Receivables Trust 2011-3	0.970%	8/17/15	Aaa	897,343

4,415	AmeriCold LLC Trust, Series 2010	2.500%	1/17/29	AAA	4,367,821

1	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Series 1997-3	6.960%	3/25/27	Baa2	828

4,340	Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/15/18	AAA	4,473,407

102	Citigroup Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-CD4	5.205%	12/11/49	AAA	102,037

2,000	Citigroup Commercial Mortgage Trust Series 2012-GC8	3.024%	9/12/45	Aaa	1,922,150

1	ContiMortgage Home Equity Loan Trust, Series 1997-2	7.090%	4/15/28	AA	1,489

4,237	Credit Suisse Commercial Mortgage Trust, Series 2013-6	3.500%	8/25/43	AAA	4,015,788

4,953	Credit Suisse Commercial Mortgage Trust 2013-IVR4	3.000%	7/25/43	AAA	4,947,160

3,810	Fannie Mae Mortgage Pool AB2085	4.000%	1/01/41	Aaa	3,998,106

4,098	Fannie Mae Mortgage Pool AB3194	4.500%	6/01/41	Aaa	4,381,060

3,498	Fannie Mae Mortgage Pool AB5004	3.500%	4/01/27	Aaa	3,693,304

3,815	Fannie Mae Mortgage Pool AB9659	3.000%	6/01/43	Aaa	3,730,991

1,748	Fannie Mae Mortgage Pool AD0706	2.301%	3/01/38	Aaa	1,849,067

3,370	Fannie Mae Mortgage Pool AD1593	4.500%	2/01/40	Aaa	3,597,274

1,995	Fannie Mae Mortgage Pool AE0058	2.350%	7/01/36	Aaa	2,112,500

4,052	Fannie Mae Mortgage Pool AE0217	4.500%	8/01/40	Aaa	4,325,014

6,294	Fannie Mae Mortgage Pool AE0981	3.500%	3/01/41	Aaa	6,411,679

Nuveen Investments	5

Nuveen Core Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,384	Fannie Mae Mortgage Pool AH3804	4.000%	2/01/41	Aaa	$1,452,826

3,943	Fannie Mae Mortgage Pool AH5575	4.000%	2/01/41	Aaa	4,138,525

1,785	Fannie Mae Mortgage Pool AH5583	4.500%	2/01/41	Aaa	1,908,649

4,075	Fannie Mae Mortgage Pool AH8954	4.000%	4/01/41	Aaa	4,275,139

5,354	Fannie Mae Mortgage Pool AJ7547	4.000%	1/01/42	Aaa	5,619,545

4,306	Fannie Mae Mortgage Pool AJ9355	3.000%	1/01/27	Aaa	4,462,463

2,086	Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	2,235,665

3,445	Fannie Mae Mortgage Pool AL2720	3.000%	11/01/27	Aaa	3,571,281

2,730	Fannie Mae Mortgage Pool AO9636	2.500%	7/01/27	Aaa	2,749,046

4,922	Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	5,166,754

600	Fannie Mae Mortgage Pool 725111	2.338%	9/01/33	Aaa	639,974

1,613	Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	1,753,456

2,998	Fannie Mae Mortgage Pool 819652	2.665%	3/01/35	Aaa	3,179,344

430	Fannie Mae Mortgage Pool 848390	1.935%	12/01/35	Aaa	450,357

2,263	Fannie Mae Mortgage Pool 879906	2.590%	10/01/33	Aaa	2,413,129

790	Fannie Mae Mortgage Pool 886034	2.691%	7/01/36	Aaa	844,249

2,738	Fannie Mae Mortgage Pool 960605	5.000%	8/01/37	Aaa	2,971,425

725	Fannie Mae Mortgage Pool 995949	2.467%	9/01/36	Aaa	767,914

5	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-89 K	6.500%	7/25/20	Aaa	5,897

1,334	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2003-52 NF	0.579%	6/25/23	Aaa	1,338,563

3,040	Fannie Mae TBA, (WI/DD)	4.500%	TBA	Aaa	3,246,625

7	Federal Home Loan Mortgage Corporation, REMIC 1167 E	7.500%	11/15/21	Aaa	7,992

17	Federal Home Loan Mortgage Corporation, REMIC 1286 A	6.000%	5/15/22	Aaa	17,882

1,683	Federal Home Loan Mortgage Corporation, REMIC 2750 HE	5.000%	2/15/19	Aaa	1,774,189

689	Federal Home Loan Mortgage Corporation, REMIC 2863 HF	0.682%	2/15/19	Aaa	694,129

4,865	Fifth Third Auto Trust, Series 2013 A A3	0.610%	9/15/17	AAA	4,853,071

4,682	Freddie Mac Gold Pool C09000	3.500%	6/01/42	Aaa	4,756,105

4,807	Freddie Mac Gold Pool C09029	3.000%	3/01/43	Aaa	4,683,350

2,734	Freddie Mac Gold Pool G05852	5.500%	3/01/39	Aaa	2,956,616

3,623	Freddie Mac Gold Pool J13711	3.500%	12/01/25	Aaa	3,816,368

472	Freddie Mac Gold Pool 786281	2.521%	1/01/28	Aaa	505,111

385	Freddie Mac Gold Pool 847161	2.348%	5/01/31	Aaa	410,201

465	Freddie Mac Gold Pool 847190	2.324%	4/01/29	Aaa	496,608

1,557	Freddie Mac Gold Pool 847209	2.277%	10/01/30	Aaa	1,651,379

1,191	Freddie Mac Gold Pool 847210	2.337%	9/01/33	Aaa	1,270,055

1,989	Freddie Mac Gold Pool 848282	2.424%	6/01/38	Aaa	2,110,609

1,459	Freddie Mac Mortgage Pool, Various A96544	3.500%	1/01/41	Aaa	1,482,253

1,078	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2006-GG6	5.506%	4/10/38	AAA	1,094,675

5,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10, (3)	5.993%	8/10/45	A	5,546,025

5,306	Government National Mortgage Association Pool	3.500%	6/15/42	Aaa	5,463,956

6	Green Tree Financial Corporation, Manufactured Housing Contract Pass-Through Certificates, Series 1996-9	7.200%	9/15/28	AAA	5,902

4,600	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T1	0.898%	1/15/44	AAA	4,597,240

6	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$672	Mercedes Benz Auto Receivables Trust 2011-1	0.850%	3/16/15	Aaa	$672,613

2,297	Mortgage Equity Conversion Asset Trust 2010-1A	4.000%	7/25/60	AA	2,182,039

3,200	OBP Depositor LLC Trust, Commercial Mortgage Pass-Through Certificates, Series 2010-OBP	4.646%	7/17/45	AAA	3,503,499

1,844	RBSSP Resecuritization Trust 2010-10	0.309%	9/26/36	N/R	1,682,049

435	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	434,919

492	SMART Trust, Asset Backed Securities, Series 2011-1USA	1.032%	10/14/14	Aaa	491,823

204	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.565%	8/25/34	Ba3	200,077

709	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2006-10A	5.408%	2/10/16	Aaa	747,452

4,421	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2010-P10B	3.215%	9/01/20	Aaa	4,511,548

4,205	UBS Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/12/45	AAA	3,923,976

4,083	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	4,333,425

1,101	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.262%	6/15/20	Aaa	1,086,276

3,123	Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	3,167,349

3,221	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/17/44	Aaa	3,415,000
$182,503	Total Asset-Backed and Mortgage-Backed Securities (cost $187,010,244)				188,334,206

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.4%

	Mexico – 0.4%
$1,400	United Mexican States	5.625%	1/15/17	Baa1	$1,562,400
$1,400	Total Sovereign Debt (cost $1,387,694)				1,562,400

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 16.8%

	Money Market Funds – 16.8%

74,488,198	Mount Vernon Securities Lending Trust Prime Portfolio, 0.190% (6), (7)				$74,488,198
	Total Investments Purchased with Collateral from Securities Lending (cost $74,488,198)				74,488,198
	Total Long-Term Investments (cost $506,562,753)				508,680,665

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 1.6%

	Money Market Funds – 1.6%

7,036,237	First American Treasury Obligations Fund, Class Z	0.000% (6)			$7,036,237
	Total Short-Term Investments (cost $7,036,237)				7,036,237
	Total Investments (cost $513,598,990) – 116.3%				515,716,902
	Other Assets Less Liabilities – (16.3)%				(72,218,099)
	Net Assets – 100%				$443,498,803

Nuveen Investments	7

Nuveen Core Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Investments in Derivatives as of September 30, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(50)	12/13	$(11,013,281)	$(10,177)
U.S. Treasury 5-Year Note	Long	74	12/13	8,957,469	155,611
U.S. Treasury 10-Year Note	Long	27	12/13	3,412,547	18,007
U.S. Treasury Long Bond	Short	(37)	12/13	(4,934,875)	(107,778)
U.S. Treasury Ultra Bond	Short	(69)	12/13	(9,804,469)	(170,597)
				$(13,382,609)	$(114,934)
*	Total Notional Amount at Value of long and short positions were $12,370,016 and $(25,752,625), respectively.

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$180,207,674	$—	$180,207,674
$1,000 Par (or similar) Institutional Structures	—	6,145,225	—	6,145,225
Municipal Bonds	—	20,578,713	—	20,578,713
U.S. Government and Agency Obligations	—	37,364,249	—	37,364,249
Asset-Backed and Mortgage-Backed Securities	—	188,334,206	—	188,334,206
Sovereign Debt	—	1,562,400	—	1,562,400
Investments Purchased with Collateral from Securities Lending	74,488,198	—	—	74,488,198
Short-Term Investments:
Money Market Funds	7,036,237	—	—	7,036,237
Derivatives:
Futures Contracts*	(114,934)	—	—	(114,934)
Total	$81,409,501	$434,192,467	$—	$515,601,968
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $513,598,990.

8	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$11,144,763
Depreciation	(9,026,851)
Net unrealized appreciation (depreciation) of investments	$2,117,912

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $72,710,409.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

N/A	Not applicable.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	9

Nuveen Core Plus Bond Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 109.8%

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 3.0%

	Commercial Banks – 1.5%

65,000	Morgan Stanley, (3)	7.125%		BB+	$1,638,000

159,208	PNC Financial Services	6.125%		BBB	4,018,410

95,750	Regions Financial Corporation	6.375%		BB	2,160,120

62,000	Wells Fargo & Company	5.850%		BBB+	1,479,940
	Total Commercial Banks				9,296,470

	Consumer Finance – 0.3%

83,000	Discover Financial Services	6.500%		BB	1,952,160

	Insurance – 1.0%

104,794	Endurance Specialty Holdings Limited	7.500%		BBB–	2,613,562

120,000	Hartford Financial Services Group Inc.	7.875%		BB+	3,374,400
	Total Insurance				5,987,962

	Thrifts & Mortgage Finance – 0.2%

218,000	Federal National Mortgage Association, (3), (4)	8.250%		Ca	1,273,121
	Total $25 Par (or similar) Retail Structures (cost $22,416,900)				18,509,713

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 55.2%

	Aerospace & Defense – 0.8%

$2,000	Bombardier Inc., 144A	6.125%	1/15/23	BB	$2,000,000

2,780	Exelis, Inc.	5.550%	10/01/21	BBB+	2,794,731
4,780	Total Aerospace & Defense				4,794,731

	Airlines – 0.3%

1,849	Northwest Airlines Trust Pass-Through Certificates 2007-1	7.027%	11/01/19	BBB+	1,996,801

	Automobiles – 0.2%

1,340	General Motors Financial Company Inc., 144A	4.250%	5/15/23	BB+	1,224,425

	Building Products – 0.3%

2,120	Owens Corning Incorporated	4.200%	12/15/22	BBB–	2,068,151

	Capital Markets – 4.0%

1,000	E Trade Financial Corporation	6.375%	11/15/19	B2	1,065,000

4,640	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	5,268,692

2,495	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	2,692,492

3,685	Goldman Sachs Group, Inc.	6.750%	10/01/37	A–	3,845,799

6,250	Morgan Stanley	6.625%	4/01/18	A	7,255,981

4,105	Morgan Stanley	5.500%	7/28/21	A	4,489,569
22,175	Total Capital Markets				24,617,533

	Chemicals – 1.1%

2,375	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	2,327,500

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Chemicals (continued)

$3,830	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	$4,204,153
6,205	Total Chemicals				6,531,653

	Commercial Banks – 2.6%

2,900	Bancolombia SA	5.950%	6/03/21	Baa2	2,943,500

1,845	CIT Group Inc.	5.000%	8/01/23	BB	1,786,274

844	FNBC 1993-A Pass-Through Trust Certificates	8.080%	1/05/18	Aa1	928,776

1,890	HSBC Holdings PLC	6.800%	6/01/38	A+	2,227,367

3,050	Rabobank Nederland	3.875%	2/08/22	Aa2	3,053,718

1,950	Royal Bank of Scotland, (4)	6.125%	12/15/22	BBB–	1,964,469

1,825	Sovereign Bank	8.750%	5/30/18	Baa2	2,177,995

1,220	Wells Fargo & Company	3.450%	2/13/23	A+	1,141,875
15,524	Total Commercial Banks				16,223,974

	Commercial Services & Supplies – 0.5%

2,000	Ceridian Corporation, 144A	8.875%	7/15/19	B1	2,290,000

990	R.R. Donnelley & Sons Company, (4)	7.625%	6/15/20	BB	1,054,350
2,990	Total Commercial Services & Supplies				3,344,350

	Communications Equipment – 0.6%

2,125	America Movil S.A. de C.V.	5.000%	10/16/19	A2	2,310,357

1,550	Nokia Corporation, (4)	5.375%	5/15/19	BB–	1,573,250
3,675	Total Communications Equipment				3,883,607

	Computers & Peripherals – 1.2%

1,965	Apple Inc., 144A	3.850%	5/04/43	AA+	1,646,578

1,935	Hewlett Packard Company	4.650%	12/09/21	A–	1,900,379

510	Lexmark International Group Incorporated	5.125%	3/15/20	BBB–	525,725

1,375	NCR Corporation	5.000%	7/15/22	BB	1,278,750

1,820	Seagate HDD Cayman	7.000%	11/01/21	BBB–	2,020,200
7,605	Total Computers & Peripherals				7,371,632

	Consumer Finance – 1.1%

3,348	Capital One Bank	3.375%	2/15/23	Baa1	3,131,545

1,790	Discover Financial Services	5.200%	4/27/22	BBB	1,886,368

2,000	Ford Motor Credit Company, (4)	4.250%	9/20/22	BBB–	1,997,426
7,138	Total Consumer Finance				7,015,339

	Containers & Packaging – 0.9%

1,500	Ardagh Packaging Finance / MP HD USA, 144A	4.875%	11/15/22	Ba3	1,428,750

985	Ball Corporation	4.000%	11/15/23	BB+	884,038

1,000	Crown Americas Capital Corporation IV, 144A	4.500%	1/15/23	BB	915,000

2,000	Rock-Tenn Company	3.500%	3/01/20	BBB–	1,977,620
5,485	Total Containers & Packaging				5,205,408

	Diversified Consumer Services – 0.1%

900	Office Depot de Mexico SA de CV, 144A, (4)	6.875%	9/20/20	BB+	893,250

	Diversified Financial Services – 4.4%

2,845	Bank of America Corporation	5.875%	1/05/21	A	3,224,344

5,205	Citigroup Inc., (4)	4.500%	1/14/22	A	5,455,007

2,915	General Electric Capital Corporation	6.875%	1/10/39	AA+	3,572,472

Nuveen Investments	11

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Financial Services (continued)

$4,690	JPMorgan Chase & Company	4.500%	1/24/22	A+	$4,892,148

6,000	JPMorgan Chase & Company	3.200%	1/25/23	A+	5,613,108

1,680	JPMorgan Chase & Company	3.375%	5/01/23	A	1,523,532

2,180	JPMorgan Chase & Company	6.400%	5/15/38	A+	2,570,597
25,515	Total Diversified Financial Services				26,851,208

	Diversified Telecommunication Services – 2.6%

2,970	AT&T, Inc.	5.550%	8/15/41	A	2,948,156

2,000	Frontier Communications Corporation, (4)	8.500%	4/15/20	BB+	2,210,000

3,190	Qwest Corporation	6.750%	12/01/21	BBB–	3,425,808

2,000	SBA Telecommunications Corporation	5.750%	7/15/20	BB–	1,985,000

1,950	Verizon Communications, (4)	5.150%	9/15/23	A–	2,089,983

2,010	Verizon Communications	6.900%	4/15/38	A–	2,328,893

700	Verizon Communications	6.550%	9/15/43	A–	790,256
14,820	Total Diversified Telecommunication Services				15,778,096

	Electric Utilities – 1.0%

2,500	Exelon Generation Co. LLC, (4)	4.250%	6/15/22	BBB+	2,461,065

1,685	MidAmerican Energy Holdings Company	6.125%	4/01/36	BBB+	1,885,006

2,095	PPL Capital Funding Inc.	3.500%	12/01/22	BBB	1,981,709
6,280	Total Electric Utilities				6,327,780

	Energy Equipment & Services – 2.6%

2,180	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	2,476,186

3,870	Ensco PLC	4.700%	3/15/21	BBB+	4,107,688

2,000	Markwest Energy Partners LP, (4)	6.750%	11/01/20	BB	2,160,000

2,935	Nabors Industries Inc., (4)	5.000%	9/15/20	BBB	3,066,696

2,500	Transocean Inc., (4)	3.800%	10/15/22	BBB–	2,353,978

1,880	Weatherford International Limited	7.000%	3/15/38	Baa2	1,993,793
15,365	Total Energy Equipment & Services				16,158,341

	Gas Utilities – 0.4%

2,375	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	2,470,000

	Health Care Providers & Services – 1.0%

2,000	HCA Inc., (4)	6.500%	2/15/20	BB+	2,167,500

1,500	Tenet Healthcare Corporation, 144A, (4)	4.375%	10/01/21	BB	1,383,750

2,185	UnitedHealth Group Incorporated	6.875%	2/15/38	A	2,743,110
5,685	Total Health Care Providers & Services				6,294,360

	Hotels, Restaurants & Leisure – 0.2%

1,075	Wynn Las Vegas LLC Corporation	5.375%	3/15/22	BBB–	1,080,375

	Independent Power Producers & Energy Traders – 0.2%

1,000	Calpine Corporation, 144A	7.875%	7/31/20	BB+	1,077,500

	Industrial Conglomerates – 0.4%

2,560	Spectra Energy Partners LP	4.750%	3/15/24	BBB	2,637,949

	Insurance – 3.4%

3,975	AFLAC Insurance	6.450%	8/15/40	A–	4,720,865

2,950	Hartford Financial Services Group Inc., (4)	6.000%	1/15/19	BBB	3,404,268

1,760	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	1,819,933

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

$3,015	Liberty Mutual Group Inc., (4)	5.000%	6/01/21	Baa2	$3,198,366

1,000	Lincoln National Corporation	8.750%	7/01/19	A–	1,295,770

1,640	Pacific LifeCorp.	6.000%	2/10/20	BBB+	1,835,255

4,000	Prudential Holdings LLC, 144A	7.245%	12/18/23	AA–	4,843,172
18,340	Total Insurance				21,117,629

	IT Services – 0.4%

2,750	Computer Sciences Corporation	4.450%	9/15/22	BBB	2,702,690

	Leisure Equipment & Products – 0.5%

2,950	Hyatt Hotels Corporation, (4)	3.375%	7/15/23	BBB	2,756,676

	Machinery – 0.2%

1,120	Cummins Engine Inc.	4.875%	10/01/43	A	1,138,145

	Media – 5.4%

2,000	Clear Channel Worldwide	6.500%	11/15/22	BB–	2,040,000

2,215	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	2,341,886

3,350	DIRECTV Holdings LLC	3.800%	3/15/22	BBB	3,126,719

2,000	Dish DBS Corporation	4.250%	4/01/18	BB–	2,002,500

3,060	NBC Universal Media LLC	6.400%	4/30/40	A–	3,619,273

1,925	NBC Universal Media LLC, (4)	4.450%	1/15/43	A–	1,779,131

3,590	News America Holdings Inc., (4)	6.650%	11/15/37	BBB+	4,078,976

1,635	SES SA, 144A	3.600%	4/04/23	BBB	1,537,946

2,000	Sinclair Television Group	5.375%	4/01/21	B1	1,900,000

1,800	Sirius XM Radio Inc., 144A	4.250%	5/15/20	BB	1,683,000

2,410	Time Warner Cable Inc.	5.875%	11/15/40	BBB	2,051,088

2,000	UnityMedia Hessen GmBH, 144A, (4)	7.500%	3/15/19	Ba3	2,160,000

2,987	Viacom Inc., (4)	4.375%	3/15/43	BBB+	2,417,287

2,725	Vivendi SA, 144A	4.750%	4/12/22	BBB	2,660,194
33,697	Total Media				33,398,000

	Metals & Mining – 5.9%

6,035	Alcoa Inc., (4)	5.400%	4/15/21	BBB–	5,966,153

1,625	Allegheny Technologies Inc.	5.875%	8/15/23	BBB–	1,643,553

4,530	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	3,488,100

5,925	ArcelorMittal, (4)	6.750%	2/25/22	BB+	6,236,063

2,050	Cliffs Natural Resources Inc., (4)	4.800%	10/01/20	BBB–	1,954,185

1,535	Freeport McMoRan Copper & Gold, Inc., (4)	3.550%	3/01/22	BBB	1,411,738

3,700	Newmont Mining Corporation, (4)	3.500%	3/15/22	BBB+	3,235,487

2,000	Nucor Corporation	4.000%	8/01/23	A	1,957,360

2,770	Rio Tinto Finance USA PLC, (4)	2.875%	8/21/22	A–	2,545,273

1,440	Teck Resources Limited	6.250%	7/15/41	BBB	1,395,256

3,895	Vale Overseas Limited	6.875%	11/10/39	A–	3,943,501

2,340	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	2,375,136
37,845	Total Metals & Mining				36,151,805

	Oil, Gas & Consumable Fuels – 6.5%

3,230	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	3,620,058

2,000	Canadian Oil Sands Trust	7.750%	5/15/19	BBB	2,427,674

Nuveen Investments	13

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,000	Cheniere Energy Inc., 144A, (4)	5.625%	2/01/21	BB+	$1,957,500

1,500	Chesapeake Energy Corporation	6.125%	2/15/21	BB–	1,556,250

2,000	Cimarex Energy Company	5.875%	5/01/22	BB+	2,020,000

2,000	Continental Resources Inc., (4)	5.000%	9/15/22	BBB–	2,012,500

2,100	Denbury Resources Incorporated	4.625%	7/15/23	BB	1,921,500

1,725	Everest Acquisition LLC Finance	6.875%	5/01/19	Ba3	1,841,438

4,785	Lukoil International Finance, 144A	6.125%	11/09/20	BBB	5,096,025

1,500	Noble Energy Inc., (4)	4.150%	12/15/21	BBB	1,561,611

2,495	Petrobras International Finance Company	6.875%	1/20/40	A3	2,450,943

2,255	Petro-Canada	6.800%	5/15/38	BBB+	2,681,301

3,000	Petroleos Mexicanos	5.500%	1/21/21	Baa1	3,210,000

2,000	Range Resources Corporation	6.750%	8/01/20	BB	2,155,000

1,900	Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB+	1,904,017

1,955	Southwestern Energy Company	4.100%	3/15/22	BBB–	1,955,348

1,750	Targa Resources Inc., 144A, (4)	4.250%	11/15/23	BB	1,583,750
38,195	Total Oil, Gas & Consumable Fuels				39,954,915

	Paper & Forest Products – 0.9%

2,485	Domtar Corporation	4.400%	4/01/22	BBB–	2,398,291

2,265	International Paper Company	8.700%	6/15/38	BBB	3,075,832
4,750	Total Paper & Forest Products				5,474,123

	Pharmaceuticals – 0.2%

1,375	AbbVie Inc.	2.900%	11/06/22	A	1,285,914

	Real Estate Investment Trust – 1.1%

1,200	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,236,683

2,995	Prologis Inc.	6.875%	3/15/20	BBB	3,531,072

2,315	Realty Income Corporation	3.250%	10/15/22	BBB+	2,131,779
6,510	Total Real Estate Investment Trust				6,899,534

	Road & Rail – 0.2%

1,125	Hertz Corporation	6.250%	10/15/22	B	1,161,561

	Semiconductors & Equipment – 0.2%

1,300	Intel Corporation	4.800%	10/01/41	A+	1,245,576

	Specialty Retail – 0.6%

1,225	Best Buy Co., Inc.	5.000%	8/01/18	Baa2	1,258,688

2,000	O’Reilly Automotive Inc.	4.875%	1/14/21	BBB	2,123,016
3,225	Total Specialty Retail				3,381,704

	Thrifts & Mortgage Finance – 0.5%

2,730	WEA Finance LLC, 144A	4.625%	5/10/21	A2	2,879,773

	Tobacco – 1.1%

2,200	Altria Group Inc.	2.850%	8/09/22	Baa1	2,014,899

2,000	Imperial Tobacco Finance, 144A	3.500%	2/11/23	BBB	1,884,952

2,705	Lorillard Tobacco, (4)	6.875%	5/01/20	Baa2	3,110,761
6,905	Total Tobacco				7,010,612

	Transportation Infrastructure – 0.7%

3,800	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	4,031,120

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services – 0.9%

$2,780	American Tower Company	5.050%	9/01/20	BBB	$2,883,680

2,610	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	2,598,989
5,390	Total Wireless Telecommunication Services				5,482,669
$328,468	Total Corporate Bonds (cost $333,142,216)				339,918,909

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 4.5%

	Capital Markets – 0.3%

$2,415	Goldman Sachs Capital II, (4)	4.000%	N/A (5)	BB+	$1,762,950

	Commercial Banks – 1.1%

1,620	Fifth Third Bancorp.	5.100%	N/A (5)	BBB–	1,409,400

3,500	Wachovia Capital Trust III	5.570%	N/A (5)	BBB+	3,167,500

2,760	Wells Fargo Capital Trust X	5.950%	12/01/36	BBB+	2,615,100
7,880	Total Commercial Banks				7,192,000

	Diversified Financial Services – 1.0%

4,000	General Electric Capital Corporation	7.125%	N/A (5)	AA–	4,350,000

1,930	Citigroup Inc., (4)	5.950%	N/A (5)	BB	1,799,725
5,930	Total Diversified Financial Services				6,149,725

	Electric Utilities – 0.3%

1,785	Electricite de France, 144A	5.250%	N/A (5)	A3	1,688,432

	Insurance – 1.8%

1,500	Allstate Corporation, (4)	5.750%	8/15/53	Baa1	1,462,500

2,970	Catlin Insurance Company Limited, 144A	7.249%	N/A (5)	BBB+	3,029,400

2,205	Lincoln National Corporation	6.050%	4/20/67	BBB	2,160,900

1,500	Prudential Financial Inc., (4)	5.200%	3/15/44	BBB+	1,360,500

2,755	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	2,885,862
10,930	Total Insurance				10,899,162
$28,940	Total $1,000 Par (or similar) Institutional Structures (cost $27,450,421)				27,692,269

Principal Amount (000)	Description (1)		Optional Call Provisions (6)	Ratings (2)	Value

	MUNICIPAL BONDS – 1.0%

	Illinois – 1.0%

$5,765	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A–	$6,215,074
$5,765	Total Municipal Bonds (cost $5,765,000)				6,215,074

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 32.5%

$3,878	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$4,062,197

3,075	AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A+	3,550,091

1	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Series 1997-3	6.960%	3/25/27	Baa2	1,213

896	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	CC	297,209

Nuveen Investments	15

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,250	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	BB	$1,224,756

750	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	3.450%	3/15/19	Baa3	748,924

205	Citigroup Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-CD4, (4)	5.205%	12/11/49	AAA	204,947

188	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	AA+	191,789

1,496	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	1,208,991

916	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.766%	2/25/34	A	860,411

539	Countrywide Home Loans, Asset-Backed Certificates, Series 2003-SC1	2.429%	9/25/23	BB+	525,283

5,733	Credit Suisse Commercial Mortgage Trust, Series 2013-6	3.500%	8/25/43	AAA	5,433,125

4,953	Credit Suisse Commercial Mortgage Trust 2013-IVR4	3.000%	7/25/43	AAA	4,947,160

3,051	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.201%	4/25/33	A+	2,925,528

2,550	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	2,691,186

7,131	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	7,482,890

4,767	Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	5,089,310

6,251	Fannie Mae Mortgage Pool AD4375	5.000%	5/01/40	Aaa	6,785,032

5,910	Fannie Mae Mortgage Pool AE7265	4.000%	1/01/41	Aaa	6,203,545

1,373	Fannie Mae Mortgage Pool AH3804	4.000%	2/01/41	Aaa	1,441,207

2,083	Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	2,232,193

1,574	Fannie Mae Mortgage Pool MA1028	4.000%	4/01/42	Aaa	1,652,285

133	Fannie Mae Mortgage Pool 250551	7.000%	5/01/26	Aaa	156,185

543	Fannie Mae Mortgage Pool 252255	6.500%	2/01/29	Aaa	620,720

1,076	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	1,165,058

878	Fannie Mae Mortgage Pool 254379	7.000%	7/01/32	Aaa	1,036,717

882	Fannie Mae Mortgage Pool 254447	6.000%	9/01/32	Aaa	976,042

788	Fannie Mae Mortgage Pool 254513	6.000%	10/01/22	Aaa	861,046

2,009	Fannie Mae Mortgage Pool 255575	5.500%	1/01/25	Aaa	2,206,894

424	Fannie Mae Mortgage Pool 256845	6.500%	8/01/37	Aaa	469,113

1,407	Fannie Mae Mortgage Pool 256852	6.000%	8/01/27	Aaa	1,544,482

683	Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	732,627

79	Fannie Mae Mortgage Pool 340798	7.000%	4/01/26	Aaa	88,129

20	Fannie Mae Mortgage Pool 440780	5.500%	2/01/14	Aaa	21,376

12	Fannie Mae Mortgage Pool 535206	7.000%	2/01/15	Aaa	12,340

130	Fannie Mae Mortgage Pool 545359	2.404%	3/01/31	Aaa	138,760

286	Fannie Mae Mortgage Pool 545813	7.000%	7/01/32	Aaa	313,580

204	Fannie Mae Mortgage Pool 545815	7.000%	7/01/32	Aaa	237,787

1,318	Fannie Mae Mortgage Pool 555798	6.500%	5/01/33	Aaa	1,489,650

2,135	Fannie Mae Mortgage Pool 555843	2.206%	8/01/30	Aaa	2,259,746

97	Fannie Mae Mortgage Pool 591038	7.000%	8/01/16	Aaa	101,625

467	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	491,702

1,914	Fannie Mae Mortgage Pool 688330	6.000%	3/01/33	Aaa	2,123,404

3,430	Fannie Mae Mortgage Pool 709446	5.500%	7/01/33	Aaa	3,795,886

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$518	Fannie Mae Mortgage Pool 725553	2.174%	9/01/33	Aaa	$545,982

2,249	Fannie Mae Mortgage Pool 735054	5.164%	11/01/34	Aaa	2,407,961

2,432	Fannie Mae Mortgage Pool 735273	6.500%	6/01/34	Aaa	2,731,473

1,525	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	1,651,373

258	Fannie Mae Mortgage Pool 781776	6.000%	10/01/34	Aaa	281,973

848	Fannie Mae Mortgage Pool 885536	6.000%	8/01/36	Aaa	940,700

1,589	Fannie Mae Mortgage Pool 900555	6.000%	9/01/36	Aaa	1,760,091

1,152	Fannie Mae Mortgage Pool 932260	5.000%	12/01/39	Aaa	1,259,873

3,430	Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	3,662,648

4,782	Fannie Mae Mortgage Pool 973241	5.000%	3/01/38	Aaa	5,183,741

— (7)	Fannie Mae Mortgage Pool 983077	5.000%	5/01/38	Aaa	469

— (7)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	309

11	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1988-24 G 1988-24 G	7.000%	10/25/18	Aaa	12,738

11	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1989-44 H 1989-44 H	9.000%	7/25/19	Aaa	11,923

2	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1989-90 E 1989-90 E	8.700%	12/25/19	Aaa	2,197

8	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-30 E 1990-30 E	6.500%	3/25/20	Aaa	9,134

11	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-61 H 1990-61 H	7.000%	6/25/20	Aaa	12,598

11	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-72 B 1990-72 B	9.000%	7/25/20	Aaa	12,123

14	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-102 J 1990-102 J	6.500%	8/25/20	Aaa	15,644

113	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1990-105 J 1990-105 J	6.500%	9/25/20	Aaa	122,955

40	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1991-56 M 1991-56 M	6.750%	6/25/21	Aaa	42,643

74	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1991-134 Z 1991-134 Z	7.000%	10/25/21	Aaa	82,283

11	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1992-120 C 1992-120 C	6.500%	7/25/22	Aaa	11,868

347	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1996-35 Z 1996-35 Z	7.000%	7/25/26	Aaa	395,685

917	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2005-62 JE 2005-62 JE	5.000%	6/25/35	Aaa	1,030,065

1,175	Fannie Mae REMIC Pass-Through Certificates 2003-W1 B1	5.750%	12/25/42	B1	765,321

5,735	Fannie Mae TBA, (WI/DD)	4.000%	TBA	Aaa	5,995,763

6,000	Fannie Mae TBA, (WI/DD)	5.000%	TBA	Aaa	6,489,375

12	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	12,404

21	Federal Home Loan Mortgage Corporation, REMIC 1118 Z	8.250%	7/15/21	Aaa	24,302

32	Federal Home Loan Mortgage Corporation, REMIC 162 F	7.000%	5/15/21	Aaa	35,075

19	Federal Home Loan Mortgage Corporation, REMIC 1790 A	7.000%	4/15/22	Aaa	20,616

72	Federal Home Loan Mortgage Corporation, REMIC 188 H	7.000%	9/15/21	Aaa	79,719

983	Federal Home Loan Mortgage Corporation, REMIC 2704 JF	0.732%	5/15/23	Aaa	990,052

1,096	Federal Home Loan Mortgage Corporation, REMIC 2901 UB	5.000%	3/15/33	Aaa	1,113,020

1,157	Federal Home Loan Mortgage Corporation, REMIC 3591 FP	0.782%	6/15/39	Aaa	1,161,451

Nuveen Investments	17

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$6	Federal Home Loan Mortgage Corporation, REMIC 6 C	9.050%	6/15/19	Aaa	$6,612

2,354	Freddie Mac Gold Pool 1G2163	2.466%	9/01/37	Aaa	2,497,505

575	Freddie Mac Gold Pool 847180	2.416%	3/01/30	Aaa	614,018

497	Freddie Mac Gold Pool 847190	2.324%	4/01/29	Aaa	530,624

819	Freddie Mac Gold Pool 847240	2.287%	7/01/30	Aaa	866,625

404	Freddie Mac Gold Pool 846984	1.899%	6/01/31	Aaa	422,991

713	Freddie Mac Mortgage Pool, Various A15521	6.000%	11/01/33	Aaa	788,025

828	Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	959,192

520	Freddie Mac Mortgage Pool, Various C00676	6.500%	11/01/28	Aaa	584,979

229	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	249,465

324	Freddie Mac Mortgage Pool, Various P10023	4.500%	3/01/18	Aaa	332,317

991	Freddie Mac Mortgage Pool, Various P10032	4.500%	5/01/18	Aaa	1,018,538

85	Freddie Mac Non Gold Participation Certificates 846757	2.327%	5/01/25	Aaa	89,736

5,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10, (4)	5.993%	8/10/45	A	5,546,025

535	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1	6.684%	3/25/43	Ba3	340,715

639	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2	7.500%	3/25/35	B1	664,775

741	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2	7.500%	9/25/35	Ba3	771,720

6,180	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	6,673,360

191	Government National Mortgage Association Pool 537699	7.500%	11/15/30	Aaa	218,764

1	Government National Mortgage Association Pool 8259	1.750%	8/20/23	Aaa	758

880	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.572%	3/25/35	BBB+	861,443

2,181	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.459%	6/25/37	CCC	1,820,059

5,570	JPMorgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C4	4.106%	7/17/46	AAA	5,969,553

2,674	LB-UBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2004-C2	4.367%	3/15/36	AAA	2,691,653

1,029	Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.590%	4/25/38	BB+	1,046,052

1,592	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AA	1,702,751

838	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	BBB+	871,359

3,573	Mortgage Equity Conversion Asset Trust 2010-1A	4.000%	7/25/60	AA	3,394,282

4,186	National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	4,347,001

5,590	OBP Depositor LLC Trust, Commercial Mortgage Pass-Through Certificates, Series 2010-OBP	4.646%	7/17/45	AAA	6,120,172

3,114	RBSSP Resecuritization Trust 2010-10	0.309%	9/26/36	N/R	2,840,232

2,797	RBSSP Resecuritization Trust, Series 2012-8 1A1	0.333%	10/28/36	N/R	2,638,754

654	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	653,476

2,883	Springleaf Mortgage Loan Trust 2011-1	4.050%	1/25/58	AAA	2,971,881

295	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.565%	8/25/34	Ba3	289,544

18	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$1,716	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-P10B	5.681%	8/10/16	Aaa	$1,854,579

6,190	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	6,569,473

1,704	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.262%	6/15/20	Aaa	1,681,445

3,699	Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.787%	10/20/35	D	2,969,013

961	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa2	886,559

5,000	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/17/44	Aaa	5,302,795
$192,898	Total Asset-Backed and Mortgage-Backed Securities (cost $192,845,518)				200,136,508

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.4%

	Indonesia – 0.2%

$1,300	Republic of Indonesia, 144A	4.875%	5/05/21	Baa3	$1,287,000

	Poland – 0.2%

1,000	Republic of Poland	3.000%	3/17/23	A2	916,000

	Russia – 0.4%

2,500	Russian Federation, 144A, (4)	4.875%	9/16/23	Baa1	2,556,250

	South Africa – 0.6%

3,365	Republic of South Africa	5.875%	9/16/25	Baa1	3,537,456
$8,165	Total Sovereign Debt (cost $8,171,783)				8,296,706

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 12.2%

	Money Market Funds – 12.2%

74,856,153	Mount Vernon Securities Lending Trust Prime Portfolio, 0.190% (8), (9)				$74,856,153
	Total Investments Purchased with Collateral from Securities Lending (cost $74,856,153)				74,856,153
	Total Long-Term Investments (cost $664,647,991)				675,625,332

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 2.6%

	Money Market Funds – 2.6%

16,226,471	First American Treasury Obligations Fund, Class Z	0.000% (8)			$16,226,471
	Total Short-Term Investments (cost $16,226,471)				16,226,471
	Total Investments (cost $680,874,462) – 112.4%				691,851,803
	Other Assets Less Liabilities – (12.4)% (10)				(76,458,707)
	Net Assets – 100%				$615,393,096

Nuveen Investments	19

Nuveen Core Plus Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Investments in Derivatives as of September 30, 2013

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (10)
JPMorgan	U.S. Dollar	6,177,749	Mexican Peso	80,000,000	10/31/13	$(83,343)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (10)
Deutsche Bank AG	$23,000,000	Receive	3-Month USD-LIBOR-BBA	1.741%	Semi-Annually	11/08/22	$1,555,190
JPMorgan Chase	12,000,000	Receive	3-Month USD-LIBOR-BBA	2.078	Semi-Annually	2/19/23	590,107
	$35,000,000						$2,145,297

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note	Short	(431)	12/13	$(54,474,359)	$(1,056,973)
U.S. Treasury Long Bond	Short	(21)	12/13	(2,800,875)	(53,861)
U.S. Treasury Ultra Bond	Short	(18)	12/13	(2,557,688)	(36,956)
				$(59,832,922)	$(1,147,790)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

20	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Structures	$18,509,713	$—	$—	$18,509,713
Corporate Bonds	—	339,918,909	—	339,918,909
$1,000 Par (or similar) Institutional Structures	—	27,692,269	—	27,692,269
Municipal Bonds	—	6,215,074	—	6,215,074
Asset-Backed and Mortgage-Backed Securities	—	200,136,508	—	200,136,508
Sovereign Debt	—	8,296,706	—	8,296,706
Investments Purchased with Collateral from Securities Lending	74,856,153	—	—	74,856,153
Short-Term Investments:
Money Market Funds	16,226,471	—	—	16,226,471
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(83,343)	—	(83,343)
Interest Rate Swaps*	—	2,145,297	—	2,145,297
Futures Contracts*	(1,147,790)	—	—	(1,147,790)
Total	$108,444,547	$584,321,420	$—	$692,765,967
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $680,922,394.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$27,859,063
Depreciation	(16,929,654)
Net unrealized appreciation (depreciation) of investments	$10,929,409

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $72,651,013.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(7)	Principal Amount (000) rounds to less than $1,000.

(8)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(9)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(10)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

N/A	Not applicable.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR-BBA	United States Dollar–London Inter-Bank Offered Rate British Bankers’ Association.

Nuveen Investments	21

Nuveen High Income Bond Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 112.4%

	COMMON STOCKS – 1.7%

	Airlines – 0.2%

61,200	Delta Air Lines, Inc.	$1,443,708

	Building Products – 0.0%

526	Dayton Superior, Class A, (2), (3)	30,195

585	Dayton Superior, Class 1, (2), (3)	33,550
	Total Building Products	63,745

	Capital Markets – 0.3%

41,000	BlackRock Kelso Capital Corporation, (4)	389,090

39,309	China Private Equity Investment Holdings Limited, (3)	3,017

64,000	Och-Ziff Capital Management Group, Class A Shares	703,360

51,000	Prospect Capital Corporation	570,180

45,000	Technology Investment Capital Corporation, (4)	438,750
	Total Capital Markets	2,104,397

	Chemicals – 0.2%

14,100	LyondellBasell Industries NV	1,032,543

	Containers & Packaging – 0.1%

14,200	Packaging Corp. of America	810,678

	Metals & Mining – 0.1%

21,200	Freeport-McMoRan Copper & Gold, Inc.	701,296

499,059	Northland Resources SA, (3)	302,095
	Total Metals & Mining	1,003,391

	Oil, Gas & Consumable Fuels – 0.1%

13,500	Pembina Pipeline Corporation, (4)	447,255

97,000	Pengrowth Energy Corporation	574,240
	Total Oil, Gas & Consumable Fuels	1,021,495

	Real Estate Investment Trust – 0.7%

5,000	Camden Property Trust	307,200

38,200	Colony Financial Inc.	763,236

54,000	Kite Realty Group Trust	1,379,160

21,400	Mid-America Apartment Communities, (4)	1,337,500

40,000	Summit Hotel Properties Inc.	1,068,000
	Total Real Estate Investment Trust	4,855,096
	Total Common Stocks (cost $11,040,347)	12,335,053

Shares	Description (1), (5)	Value

	EXCHANGE-TRADED FUNDS – 0.0%

5,000	Vanguard FTSE Europe ETF	$272,550
	Total Exchange-Traded Funds (cost $266,002)	272,550

22	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (6)	Value

	CONVERTIBLE PREFERRED SECURITIES – 0.2%

	Electric Utilities – 0.2%

30,000	NextEra Energy Inc.	5.889%		BBB	$1,639,200
	Total Convertible Preferred Securities (cost $1,455,000)				1,639,200

Principal Amount (000)	Description (1)	Coupon	Maturity (7)	Ratings (6)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 0.4% (8)

	Hotels, Restaurants & Leisure – 0.3%

$2,000	Caesars Entertainment Corporation, Term Loan B5	4.429%	1/29/18	B–	$1,797,812

	Oil, Gas & Consumable Fuels – 0.1%

1,000	Fieldwood Energy LLC, Term Loan, Second Lien, (WI/DD)	TBD	TBD	B2	1,000,600
$3,000	Total Variable Rate Senior Loan Interests (cost $2,713,741)				2,798,412

Shares	Description (1)	Coupon		Ratings (6)	Value

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 6.0%

	Capital Markets – 1.0%

50,000	Goldman Sachs Group, Inc.	5.500%		BB+	$1,122,000

122,330	Morgan Stanley	4.000%		BB+	2,387,882

66,903	Saratoga Investment Corporation	7.500%		N/R	1,689,301

169,434	UBS Preferred Funding Trust IV	0.879%		BBB–	2,480,514
	Total Capital Markets				7,679,697

	Commercial Banks – 0.6%

100,000	Regions Financial Corporation	6.375%		BB	2,256,000

35,000	Royal Bank of Scotland Group PLC	6.750%		BB	766,150

60,000	Synovus Financial Corporation	7.875%		B	1,584,600
	Total Commercial Banks				4,606,750

	Consumer Finance – 0.4%

50,000	Ally Financial Inc.	8.500%		CCC+	1,339,000

50,000	Discover Financial Services	6.500%		BB	1,176,000
	Total Consumer Finance				2,515,000

	Diversified Financial Services – 0.5%

82,830	Bank of America Corporation, (4)	4.000%		BB+	1,687,247

71,079	RBS Capital Trust, (4)	6.080%		BB+	1,544,547
	Total Diversified Financial Services				3,231,794

	Food Products – 0.2%

60,000	CHS Inc.	7.875%		N/R	1,646,400

	Household Durables – 0.1%

55,624	Hovnanian Enterprises Incorporated, (3)	7.625%		Caa3	804,323

	Insurance – 0.2%

51,131	Endurance Specialty Holdings Limited	7.500%		BBB–	1,275,206

	Metals & Mining – 0.1%

45,300	ArcelorMittal	6.000%		BB–	973,496

	Oil, Gas & Consumable Fuels – 0.2%

19,094	Nustar Logistics Limited Partnership	7.625%		Ba2	481,933

50,000	Teekay Offshore Partners LP	0.000%		N/R	1,234,500
	Total Oil, Gas & Consumable Fuels				1,716,433

Nuveen Investments	23

Nuveen High Income Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Coupon		Ratings (6)	Value

	Real Estate Investment Trust – 2.4%

51,900	Ashford Hospitality Trust Inc.	8.450%		N/R	$1,310,475

40,000	CommomWealth REIT, (4)	7.250%		Ba1	917,200

75,000	Coresite Realty Corporation	7.250%		N/R	1,788,750

50,000	Corporate Office Properties Trust	7.375%		BB	1,243,500

65,000	Dupont Fabros Technology	7.875%		Ba2	1,638,000

22,024	First Potomac Realty Trust	7.750%		N/R	558,749

70,000	General Growth Properties	6.375%		B	1,537,900

41,677	Hersha Hospitality Trust, (18)	8.000%		N/R	1,058,596

70,000	LaSalle Hotel Properties	7.500%		N/R	1,726,200

46,749	Northstar Realty Finance Corporation	8.500%		N/R	1,130,391

50,000	Pebblebrook Hotel Trust	7.875%		N/R	1,292,500

40,500	Pebblebrook Hotel Trust	6.500%		N/R	864,675

40,000	Retail Properties of America	7.000%		N/R	910,800

79,000	Summit Hotel Properties Inc.	7.125%		N/R	1,854,130
	Total Real Estate Investment Trust				17,831,866

	Specialty Retail – 0.3%

88,000	TravelCenters of America LLC	8.250%		N/R	2,257,200
	Total $25 Par (or similar) Retail Structures (cost $44,329,320)				44,538,165

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CORPORATE BONDS – 81.2%

	Aerospace & Defense – 0.5%

$1,500	DynCorp International Inc., (4)	10.375%	7/01/17	B2	$1,545,000

2,026	Erickson Air-Crane Inc., 144A, (4)	8.250%	5/01/20	B1	1,982,948
3,526	Total Aerospace & Defense				3,527,948

	Airlines – 1.1%

2,000	Air Canada, 144A	8.750%	4/01/20	BB–	2,023,502

2,821	Delta Air Lines Pass Through Certificates, Series 2012-1B, (4)	6.875%	5/07/19	BB+	2,948,191

3,175	United Continental Holdings Inc., (4)	6.375%	6/01/18	B	3,230,563
7,996	Total Airlines				8,202,256

	Auto Components – 1.7%

1,900	Ahern Rentals Inc., 144A, (4)	9.500%	6/15/18	B	1,999,750

2,765	Chassix Inc., 144A	9.250%	8/01/18	B	2,923,988

2,500	Cooper Standard Holding Inc.	7.375%	4/01/18	B	2,512,500

3,100	Gestamp Fund Lux SA, 144A	5.625%	5/31/20	BB	3,084,500

2,000	Schaeffler Holding Finance BV, 144A	6.875%	8/15/18	B1	2,095,000
12,265	Total Auto Components				12,615,738

	Automobiles – 1.1%

3,000	DriveTime Automotive Group Inc, DT Acceptance Corporation	12.625%	6/15/17	B	3,330,000

1,450	Fiat Finance & Trade SA	7.000%	3/23/17	BB–	2,101,400

2,750	Jaguar Land Rover PLC, 144A	8.125%	5/15/21	BB	3,059,375
7,200	Total Automobiles				8,490,775

	Beverages – 0.6%

2,000	Carolina Beverage Group LLC, 144A	10.625%	8/01/18	B–	2,045,000

2,000	Crestview DS Merger Sub II Inc., 144A	10.000%	9/01/21	B–	2,060,000
4,000	Total Beverages				4,105,000

24	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Building Products – 0.9%

$2,150	Associated Asphalt Partners Limited Liability Corporation, 144A	8.500%	2/15/18	B	$2,150,000

2,000	Builders FirstSource Inc., 144A, (4)	7.625%	6/01/21	B–	2,000,000

2,800	Building Materials Holdings Corporation, 144A	9.000%	9/15/18	B–	2,856,000
6,950	Total Building Products				7,006,000

	Capital Markets – 0.3%

2,250	Ace Cash Express Inc., 144A	11.000%	2/01/19	B	2,137,500

	Chemicals – 1.4%

2,250	Cornerstone Chemical Company, 144A	9.375%	3/15/18	B–	2,356,875

2,750	Ineos Group Holdings SA, 144A, (4)	6.125%	8/15/18	B–	2,688,125

2,775	Momentive Performance Materials Inc.	8.875%	10/15/20	B1	2,913,750

1,300	Nufarm Australia Limited, 144A	6.375%	10/15/19	BB–	1,293,500

1,190	Petrologisitics LP Finance, 144A, (4)	6.250%	4/01/20	B	1,166,200
10,265	Total Chemicals				10,418,450

	Commercial Banks – 1.6%

1,000	Commerzbank AG, 144A	8.125%	9/19/23	BB+	1,020,000

1,050	Gazprombank Eurobond Finance PLC	7.875%	4/29/49	N/R	1,052,835

2,000	Promsvyazbank Finance, 144A	10.200%	11/06/19	B1	2,135,000

2,000	Russian Standard Bank ZAO Finance SA	10.750%	4/10/18	B1	2,077,500

1,500	Speedy Cash Inc,, 144A, (4)	10.750%	5/15/18	B	1,578,748

2,000	UT2 Funding PLC	5.321%	6/30/16	B+	2,586,540

1,400	VTB Capital SA, 144A	6.875%	5/29/18	BBB	1,505,000
10,950	Total Commercial Banks				11,955,623

	Commercial Services & Supplies – 2.5%

1,915	ADT Corporation, 144A, (WI/DD)	6.250%	10/15/21	BBB–	1,943,725

3,125	Casella Waste Systems Inc.	7.750%	2/15/19	Caa1	3,109,375

700	Clean Harbors Inc., (4)	5.250%	8/01/20	BB+	693,000

2,800	R.R. Donnelley & Sons Company, (4)	8.250%	3/15/19	BB	3,108,000

3,140	Europcar Groupe SA, 144A	11.500%	5/15/17	B–	4,874,523

2,000	GDR Holding II Corporation, 144A	10.750%	6/01/19	B	2,120,000

2,000	Iron Mountain Inc.	5.750%	8/15/24	B1	1,800,000

1,000	Square Two Financial Corporation, (4)	11.625%	4/01/17	B	1,050,000
16,680	Total Commercial Services & Supplies				18,698,623

	Communications Equipment – 2.1%

2,000	Avaya Inc., 144A, (4)	9.000%	4/01/19	B1	1,940,000

2,000	Broadview Networks Holdings Inc.	10.500%	11/15/17	N/R	1,975,000

2,000	CSC Holdings Inc.	7.625%	7/15/18	BB+	2,290,000

2,730	Goodman Networks Inc., 144A, (4)	12.875%	7/01/18	B	2,880,150

2,500	Griffey Intermediate Inc. Finance, 144A	7.000%	10/15/20	CCC+	1,875,000

2,875	IntelSat Jackson Holdings, 144A, (4)	6.625%	12/15/22	CCC+	2,853,438

1,800	Nokia Corporation, (4)	6.625%	5/15/39	B+	1,728,000
15,905	Total Communications Equipment				15,541,588

	Computers & Peripherals – 0.1%

1,000	Hutchinson Technology Inc.	8.500%	1/15/17	N/R	940,000

Nuveen Investments	25

Nuveen High Income Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Construction & Engineering – 0.3%

$2,565	Wyle Services Corporation, 144A	10.500%	4/01/18	CCC+	$2,558,588

	Construction Materials – 0.5%

461	Cemex Finance LLC, 144A	9.500%	12/14/16	BB–	489,236

2,000	Cemex SAB de CV, 144A	9.000%	1/11/18	BB–	2,155,000

1,000	Cemex SAB de CV, 144A	6.500%	12/10/19	BB–	985,000
3,461	Total Construction Materials				3,629,236

	Consumer Finance – 0.4%

2,500	Home Credit & Finance Bank LLC Eurasia Capital	9.375%	4/24/20	BB–	2,562,500

	Containers & Packaging – 1.8%

1,360	Ardagh Packaging Finance / MP HD USA, 144A	7.000%	11/15/20	B3	1,305,600

2,700	Ardagh Packaging Finance / MP HD USA, 144A	4.875%	11/15/22	Ba3	2,571,750

2,000	Ardagh Packaging Finance PLC, 144A	9.125%	10/15/20	B3	2,120,000

3,000	Beverage Packaging Holdings Luxembourg II SA	9.500%	6/15/17	CCC+	4,180,308

1,850	Plastipak Holdings Inc., 144A, (WI/DD)	6.500%	10/01/21	B+	1,868,500

850	Sealed Air Corporation, 144A	6.500%	12/01/20	BB–	890,375
11,760	Total Containers & Packaging				12,936,533

	Distributors – 0.2%

1,250	HD Supply Inc.	11.000%	4/15/20	B3	1,496,875

	Diversified Consumer Services – 1.7%

2,000	Gibson Brands Inc., 144A	8.875%	8/01/18	B	2,030,000

2,500	Jones Group Inc.	6.125%	11/15/34	B+	1,937,500

3,500	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	3,552,500

3,000	Office Depot de Mexico SA de CV, 144A, (4)	6.875%	9/20/20	BB+	2,977,500

2,000	Southern States Cooperative Inc., 144A	10.000%	8/15/21	B	1,940,000
13,000	Total Diversified Consumer Services				12,437,500

	Diversified Financial Services – 2.9%

1,750	CNG Holdings Inc., 144A, (4)	9.375%	5/15/20	B	1,618,750

1,825	Community Choice Financial Inc., (4)	10.750%	5/01/19	B–	1,606,000

3,000	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B+	2,970,000

1,600	Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	1,568,000

1,000	MPH Intermediate Holding Company 2	8.375%	8/01/18	CCC+	1,024,375

4,110	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	4,284,675

1,711	SinOceanic II ASA, 144A	10.000%	2/17/15	N/R	1,740,696

3,500	Springleaf Finance Corporation, (4)	6.000%	6/01/20	B–	3,360,000

2,800	UPCB Finance Limited, 144A	6.625%	7/01/20	BB	2,968,000
21,296	Total Diversified Financial Services				21,140,496

	Diversified Telecommunication Services – 1.6%

2,300	CenturyLink Inc.	7.650%	3/15/42	BB+	2,047,000

2,000	Citizens Communications Company	9.000%	8/15/31	BB+	1,960,000

2,000	Frontier Communications Corporation	7.125%	1/15/23	BB+	1,995,000

1,300	IntelSat Limited, 144A, (4)	6.750%	6/01/18	CCC+	1,348,750

2,600	Sprint Capital Corporation	8.750%	3/15/32	BB–	2,642,250

2,000	TW Telecom Holdings Inc., 144A	5.375%	10/01/22	B+	1,910,000
12,200	Total Diversified Telecommunication Services				11,903,000

26	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Electric Utilities – 1.7%

$2,450	Energy Future Intermediate Holding Company LLC	10.000%	12/01/20	B–	$2,581,688

2,800	FirstEnergy Corporation	4.250%	3/15/23	Baa3	2,560,678

1,800	Intergen NV, 144A	7.000%	6/30/23	B+	1,800,000

1,697	Midwest Generation LLC	8.560%	1/02/16	B	1,671,751

1,850	Mirant Americas Generation LLC	9.125%	5/01/31	BB–	1,942,500

1,000	Star Energy Geothermal Wayang Windu Limited, 144A	6.125%	3/27/20	B+	942,500

2,000	Texas Competitive Electric Holdings, 144A	11.500%	10/01/20	CCC	1,382,500
13,597	Total Electric Utilities				12,881,617

	Energy Equipment & Services – 1.7%

1,350	Forum Energy Technologies Inc., 144A	6.250%	10/01/21	BB	1,358,438

2,500	Hercules Offshore LLC, 144A	8.750%	7/15/21	B	2,650,000

2,000	Marine Accurate Well ASA	9.500%	4/03/18	N/R	2,055,000

1,500	Origin Energy Finance Limited	7.875%	6/16/71	BB+	2,115,520

3,000	Santa Maria Offshore Limited, (WI/DD)	8.875%	7/03/18	N/R	3,127,500

1,200	Trolldrilling & Services Limited	13.750%	8/19/16	N/R	1,295,916
11,550	Total Energy Equipment & Services				12,602,374

	Food & Staples Retailing – 1.0%

1,750	Bi-Lo LLC Finance Corporation, 144A	8.625%	9/15/18	CCC+	1,776,250

1,500	Kehe Distributors LLC Finance, 144A	7.625%	8/15/21	B	1,522,500

4,000	Rite Aid Corporation, 144A	6.875%	12/15/28	CCC+	3,790,000
7,250	Total Food & Staples Retailing				7,088,750

	Food Products – 2.5%

3,000	B&G Foods Inc., (4)	4.625%	6/01/21	B+	2,865,000

2,095	Fage Dairy Industry SA, 144A	9.875%	2/01/20	B	2,262,600

2,800	JBS USA LLC	7.250%	6/01/21	BB	2,814,000

3,000	Land O Lakes Capital Trust I	7.450%	3/15/28	BB	2,902,500

2,000	Marfrig Holding Europe BV, 144A	8.375%	5/09/18	B	1,820,000

1,000	Michael Foods Inc., 144A	8.500%	7/15/18	CCC+	1,037,500

1,450	Minerva Luxembourg SA, 144A, (4)	7.750%	1/31/23	BB–	1,366,625

1,800	Mriya Agro Holding PLC, 144A	9.450%	4/19/18	B	1,476,360

2,000	Sun Merger Sub Inc., 144A	5.250%	8/01/18	BB–	2,050,000
19,145	Total Food Products				18,594,585

	Gas Utilities – 0.2%

1,510	LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	1,517,550

	Health Care Equipment & Supplies – 0.6%

2,425	Community Health Systems, Inc., (4)	7.125%	7/15/20	B	2,449,250

1,250	Labco SAS, Reg S	8.500%	1/15/18	BB–	1,796,755
3,675	Total Health Care Equipment & Supplies				4,246,005

	Health Care Providers & Services – 1.7%

1,250	HCA Holdings Inc., (4)	6.250%	2/15/21	B–	1,270,313

1,240	Labco SAS, 144A	8.500%	1/15/18	BB–	1,782,380

2,725	National Mentor Holdings, 144A	12.500%	2/15/18	CCC+	2,915,750

3,000	Select Medical Corporation, 144A	6.375%	6/01/21	B–	2,842,500

— (9)	Symbion Inc.	11.000%	8/23/15	CCC+	490

Nuveen Investments	27

Nuveen High Income Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Health Care Providers & Services (continued)

$2,000	Tenet Healthcare Corporation, (4)	6.750%	2/01/20	B3	$1,995,000

1,800	Tenet Healthcare Corporation	6.875%	11/15/31	B3	1,525,500
12,015	Total Health Care Providers & Services				12,331,933

	Hotels, Restaurants & Leisure – 2.5%

1,000	Fontainebleau Las Vegas	10.250%	6/15/15	N/R	625

30	Greektown Holdings, (2)	10.750%	12/01/13	N/R	—

2,000	Harrah’s Operating Company, Inc., (4)	10.750%	2/01/16	CCC–	1,730,000

2,000	Harrah’s Operating Company, Inc.	10.000%	12/15/18	CCC–	1,050,000

3,500	Mohegan Tribal Gaming Authority, 144A, (4)	11.000%	9/15/18	CCC	3,465,000

1,000	Playa Resorts Holdings BV, 144A	8.000%	8/15/20	B–	1,055,000

23	Rivers Pittsburgh Borrowers LP, Finance Corporation, 144A	9.500%	6/15/19	B	25,070

2,750	Shearer’s Foods LLC, 144A	9.000%	11/01/19	B	2,873,750

2,540	Station Casinos LLC	7.500%	3/01/21	CCC+	2,686,050

1,725	Viking Cruises Limited, 144A	8.500%	10/15/22	B+	1,910,438

3,650	Wynn Las Vegas LLC Corporation, (4)	5.375%	3/15/22	BBB–	3,668,250
20,218	Total Hotels, Restaurants & Leisure				18,464,183

	Household Durables – 0.6%

3,000	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	3,015,000

2,000	K. Hovnanian Enterprises Inc.	5.000%	11/01/21	B1	1,760,000
5,000	Total Household Durables				4,775,000

	Household Products – 0.5%

1,500	313 Group Incorporated, 144A	8.750%	12/01/20	CCC+	1,473,750

2,000	Dispensing Dynamics International, 144A	12.500%	1/01/18	B–	2,060,000
3,500	Total Household Products				3,533,750

	Independent Power Producers & Energy Traders – 0.8%

3,300	Dynegy Holdings, Inc.	5.875%	6/01/23	B+	3,011,250

2,600	Mirant Americas Generation LLC, (4)	8.500%	10/01/21	BB–	2,756,000
5,900	Total Independent Power Producers & Energy Traders				5,767,250

	Industrial Conglomerates – 0.8%

1,250	Abengoa Finance SAU, 144A, (4)	8.875%	11/01/17	B+	1,237,500

1,000	Foresight Energy Limited Liability Corporation, 144A	7.875%	8/15/21	CCC+	1,000,000

11,000	Grieg Seafood ASA	8.760%	12/21/15	N/R	1,893,319

2,000	OAS Financial Limited, 144A	8.875%	7/25/63	BB–	1,820,000
15,250	Total Industrial Conglomerates				5,950,819

	Insurance – 0.3%

2,000	Compass Investors Incorporated, 144A	7.750%	1/15/21	CCC	2,000,000

	Internet Software & Services – 0.3%

2,250	Equinix Inc.	5.375%	4/01/23	BB	2,126,250

	IT Services – 1.0%

1,610	First Data Corporation	6.750%	11/01/20	BB–	1,666,350

3,550	First Data Corporation	12.625%	1/15/21	B–	3,905,000

2,000	First Data Corporation	8.750%	1/15/22	B–	2,085,000
7,160	Total IT Services				7,656,350

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Leisure Equipment & Products – 0.4%

$2,000	Cinemark USA Inc., (4)	4.875%	6/01/23	BB–	$1,840,000

1,500	Seminole Hard Rock Entertainment, Inc., 144A	5.875%	5/15/21	BB–	1,440,000
3,500	Total Leisure Equipment & Products				3,280,000

	Machinery – 1.5%

3,000	Commercial Vehicle Group	7.875%	4/15/19	B	3,000,000

3,050	Harsco Corporation	5.750%	5/15/18	BBB–	3,247,738

2,100	Loxam SAS, 144A	7.375%	1/24/20	B	2,926,690

2,000	Trinseo Materials Operating, 144A, (4)	8.750%	2/01/19	B	1,985,000
10,150	Total Machinery				11,159,428

	Marine – 0.5%

10,863	BOA SBL AS	7.310%	4/19/18	N/R	1,806,427

12,000	E Forland AS	8.460%	9/04/18	N/R	1,985,615
22,863	Total Marine				3,792,042

	Media – 5.5%

1,000	American Media Inc., 144A	13.500%	6/15/18	CCC–	1,050,000

2,000	American Media Inc., (4)	11.500%	12/15/17	B2	2,080,000

1,000	Baker & Taylor Inc., 144A	15.000%	4/01/17	B3	795,000

1,900	Belo Corporation	7.250%	9/15/27	BB	1,919,000

3,500	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	3,298,750

2,850	Charter Communications, CCO Holdings LLC, (4)	5.125%	2/15/23	BB–	2,614,875

3,000	Clear Channel Communications, Inc., (4)	5.500%	9/15/14	CCC–	2,947,500

3,000	Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	3,097,500

4,225	Dish DBS Corporation	5.875%	7/15/22	BB–	4,161,625

1,800	Dreamworks Animation SKG, 144A	6.875%	8/15/20	Ba3	1,867,500

1,500	Lynx II Corporation, 144A, (4)	6.375%	4/15/23	B	1,492,500

2,000	McClatchy Company	9.000%	12/15/22	B1	2,110,000

3,000	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	3,180,000

3,600	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B–	3,618,000

2,650	Nara Cable Funding Limited, 144A	8.875%	12/01/18	BB–	2,795,750

1,650	Videotron Limited, 144A	5.625%	6/15/25	BB	1,529,780

1,900	WideOpenWest Finance Capital Corporation	13.375%	10/15/19	CCC+	2,151,750
40,575	Total Media				40,709,530

	Metals & Mining – 6.4%

1,000	Aleris International Inc., (2)	10.000%	12/15/16	N/R	10

2,215	Allied Nevada Gold Corporation, 144A	8.750%	6/01/19	B–	1,526,771

3,600	Anglogold Holdings PLC, (4)	8.500%	7/30/20	Baa3	3,699,000

2,480	Barrick North America Finance LLC	4.400%	5/30/21	BBB	2,304,265

2,965	Century Aluminum Company, 144A, (4)	7.500%	6/01/21	B	2,742,625

1,725	Coeur D’Alene Mines Corporation, 144A	7.875%	2/01/21	BB–	1,742,250

1,800	Commercial Metals Inc.	4.875%	5/15/23	BB+	1,620,000

3,550	Eldorado Gold Corporation, 144A, (4)	6.125%	12/15/20	BB	3,425,750

2,000	First Quantum Minerals Limited, 144A	7.250%	10/15/19	BB	1,880,000

2,000	FMG Resources, 144A	6.875%	4/01/22	BB+	2,000,000

2,305	Inmet Mining Corporation, 144A	8.750%	6/01/20	B+	2,466,350

2,000	Magnetation LLC Finance Corporation, 144A	11.000%	5/15/18	B–	1,940,000

Nuveen Investments	29

Nuveen High Income Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Metals & Mining (continued)

$1,100	Mirabela Nickel Limited, 144A	8.750%	4/15/18	CCC+	$429,000

1,000	Molycorp Inc., 144A, (4)	10.000%	6/01/20	B3	997,500

2,350	New Gold Incorporated, 144A	6.250%	11/15/22	BB–	2,285,375

1,522	Northland Resources AB, (10)	4.000%	10/15/20	D	121,720

3,033	Northland Resources AB	15.000%	7/15/19	N/R	2,213,725

2,750	Permian Holdings Incorporated, 144A, (4)	10.500%	1/15/18	B–	2,681,250

2,150	Severstal OAO via Steel Capital, 144A, (4)	4.450%	3/19/18	BB+	2,098,938

2,000	Tempel Steel Company, 144A	12.000%	8/15/16	B–	1,910,000

2,325	Thompson Creek Metals Company	7.375%	6/01/18	Caa2	2,051,813

2,000	Tizir Limited	9.000%	9/28/17	N/R	2,070,000

2,000	TMK OAO Capital SA, 144A, (4)	6.750%	4/03/20	B+	1,905,000

1,400	Vedanta Resources PLC, 144A, (4)	6.000%	1/31/19	BB	1,330,000

1,000	Walter Energy Inc., 144A	9.500%	10/15/19	B	1,035,000

1,750	WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	936,250
54,020	Total Metals & Mining				47,412,592

	Multiline Retail – 0.4%

3,465	J.C. Penney Company Inc., (4)	7.950%	4/01/17	Caa2	2,971,238

	Oil, Gas & Consumable Fuels – 15.4%

2,500	Armstrong Energy Inc., 144A	11.750%	12/15/19	B–	2,562,500

2,000	Athlon Holdings LP Finance Corporation, 144A, (4)	7.375%	4/15/21	CCC+	2,040,000

1,900	Atlas Pipeline LP Finance, 144A	6.625%	10/01/20	B+	1,938,000

2,605	Bill Barrett Corporation, (4)	7.000%	10/15/22	B1	2,520,338

2,000	Bonanza Creek Energy Inc.	6.750%	4/15/21	B–	2,020,000

2,500	Breitburn Energy Partners LP	7.875%	4/15/22	B–	2,493,750

1,650	Calumet Specialty Products	9.375%	5/01/19	B+	1,810,875

1,550	Carrizo Oil and Gas Inc., (4)	7.500%	9/15/20	B–	1,643,000

900	Cheniere Energy Inc., 144A, (4)	5.625%	2/01/21	BB+	880,875

2,000	Chesapeake Energy Corporation, (4)	6.875%	11/15/20	BB–	2,160,000

2,125	Concho Resources Inc., (4)	5.500%	10/01/22	BB+	2,119,688

2,500	Connacher Oil and Gas Limited, 144A, (4)	8.500%	8/01/19	B	1,787,500

3,610	Continental Resources Inc., (4)	5.000%	9/15/22	BBB–	3,632,563

2,975	Deep Drilling 7 & 8 PT	14.250%	3/05/15	N/R	3,227,875

2,000	Denbury Resources Incorporated	4.625%	7/15/23	BB	1,830,000

2,500	Diamondback Energy Inc., 144A	7.625%	10/01/21	CCC+	2,550,000

2,000	Everest Acquisition LLC Finance, 144A, (4)	7.750%	9/01/22	B	2,170,000

11,000	GasLog Limited	7.190%	6/27/18	N/R	1,829,294

2,875	Gastar Exploration USA, 144A	8.625%	5/15/18	B–	2,716,875

1,950	Gibson Energy, 144A	6.750%	7/15/21	BB	2,013,375

1,900	Halcon Resources Corporation, (4)	9.750%	7/15/20	CCC+	2,009,250

500	Holly Energy Partners LP	6.500%	3/01/20	BB–	515,000

3,000	ION Geophysical Corporation, 144A	8.125%	5/15/18	B+	2,790,000

2,680	Key Energy Services Inc., (4)	6.750%	3/01/21	BB–	2,653,200

2,475	Kodiak Oil and Gas Corporation, 144A	5.500%	2/01/22	B	2,413,125

1,965	Legacy Reserves LP Finance Corporation, 144A	6.625%	12/01/21	B–	1,837,275

1,395	Linn Energy LLC Finance Corporation, 144A	6.250%	11/01/19	B	1,314,788

30	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,000	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	$2,022,500

600	MEG Energy Corporation, 144A	6.500%	3/15/21	BB	604,500

1,650	MEG Energy Corporation, 144A	7.000%	3/31/24	BB	1,660,313

1,300	Murphy Oil USA Inc., 144A	6.000%	8/15/23	BB	1,293,500

739	Newfield Exploration Company	5.625%	7/01/24	BBB–	714,983

3,000	Iona Energy Company UK	9.500%	9/27/18	N/R	2,940,000

1,000	Northern Oil and Gas Inc.	8.000%	6/01/20	B–	1,002,500

2,900	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB–	2,900,000

1,900	NuStar Logistics LP	6.750%	2/01/21	BB+	1,933,250

2,300	Oasis Petroleum Inc., 144A	6.875%	3/15/22	B	2,426,500

1,500	Paramount Resources Limited, 144A	7.625%	12/04/19	B	1,463,519

2,650	PBF Holding Company LLC	8.250%	2/15/20	BB+	2,742,750

2,000	Penn Virginia Corporation, (4)	8.500%	5/01/20	B–	2,030,000

3,325	PetroBakken Energy Limited, 144A	8.625%	2/01/20	B–	3,225,250

850	Petroleos de Venezuela SA, 144A, (4)	9.000%	11/17/21	B+	692,750

1,000	Sabine Pass LNG LP, 144A	6.500%	11/01/20	BB+	1,015,000

1,750	Samson Investment Company, 144A	9.750%	2/15/20	B3	1,855,000

2,000	Sanchez Energy Corporation, 144A	7.750%	6/15/21	CCC+	1,950,000

3,000	Sandridge Energy Inc.	8.125%	10/15/22	B2	3,030,000

2,500	Saratoga Resources Inc.	12.500%	7/01/16	N/R	2,475,000

2,750	Seadrill Limited, 144A	6.125%	9/15/20	N/R	2,708,750

2,500	Seitel Inc.	9.500%	4/15/19	B	2,512,500

2,000	Seven Generations Energy Limited, 144A	8.250%	5/15/20	B3	2,065,000

11,000	Ship Finance International Limited	6.810%	10/19/17	N/R	1,820,147

1,200	Sterling Resources UK Limited	9.000%	4/30/19	N/R	1,212,000

1,750	Summit Midstream Holdings LLC Finance, 144A	7.500%	7/01/21	B	1,806,875

1,750	Talos Production LLC, 144A, (4)	9.750%	2/15/18	CCC+	1,758,750

2,025	Vanguard Natural Resources Finance	7.875%	4/01/20	B	2,050,313

2,720	Western Refining Inc.	6.250%	4/01/21	BB–	2,665,600
132,714	Total Oil, Gas & Consumable Fuels				114,056,396

	Paper & Forest Products – 1.6%

2,250	Millar Western Forest Products Ltd, (4)	8.500%	4/01/21	B–	2,272,500

2,450	Resolute Forest Products, 144A	5.875%	5/15/23	BB–	2,149,875

2,000	Sappi Papier Holding GmbH, 144A	7.500%	6/15/32	B	1,540,000

1,975	Stora Enso Oyj	7.250%	4/15/36	BB	1,836,750

1,530	Tembec Industries, Inc.	11.250%	12/15/18	B3	1,663,875

2,000	Verso Paper Holdings LLC	11.750%	1/15/19	Ba3	2,065,000
12,205	Total Paper & Forest Products				11,528,000

	Personal Products – 0.4%

3,000	Albea Beauty Holdings SA, 144A, (4)	8.375%	11/01/19	B+	3,120,000

	Pharmaceuticals – 0.9%

3,500	Par Pharmaceutical Companies Inc.	7.375%	10/15/20	B–	3,618,125

3,000	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	3,120,000
6,500	Total Pharmaceuticals				6,738,125

Nuveen Investments	31

Nuveen High Income Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Real Estate Investment Trust – 0.5%

$1,750	KWG Property Holdings Limited	13.250%	3/22/17	B+	$1,995,000

2,000	MPT Operating Partnership Finance	6.375%	2/15/22	Ba1	2,025,000
3,750	Total Real Estate Investment Trust				4,020,000

	Real Estate Management & Development – 1.9%

2,000	Country Garden Holding Company, 144A	7.500%	1/10/23	Ba2	1,925,000

2,150	Evergrande Real Estate Group Limited	13.000%	1/27/15	BB	2,305,873

2,000	Gemdale International Investment Limited	7.125%	11/16/17	BB–	2,055,000

1,750	Howard Hughes Corporation, 144A	6.875%	10/01/21	Ba3	1,748,705

2,000	Kaisa Group Holdings Limited, 144A, (4)	8.875%	3/19/18	B+	2,010,000

2,765	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	2,716,613

1,250	Shimao Property Holdings Limited	11.000%	3/08/18	BB+	1,404,750
13,915	Total Real Estate Management & Development				14,165,941

	Road & Rail – 0.9%

2,047	Inversiones Alsacia SA, 144A	8.000%	8/18/18	B2	1,640,297

1,950	Jack Cooper Holdings Corporation, 144A	9.250%	6/01/20	B2	2,086,500

2,750	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	2,722,500
6,747	Total Road & Rail				6,449,297

	Semiconductors & Equipment – 0.5%

1,500	Amkor Technology Inc.	6.375%	10/01/22	BB	1,432,500

2,000	Freescale Semiconductor Inc., (4)	10.750%	8/01/20	CCC+	2,225,000
3,500	Total Semiconductors & Equipment				3,657,500

	Software – 0.7%

2,675	BMC Software Finance Inc., 144A, (4)	8.125%	7/15/21	B–	2,775,311

2,500	Interface Security Systems Holdings, 144A	9.250%	1/15/18	B–	2,581,250
5,175	Total Software				5,356,561

	Textiles, Apparel & Luxury Goods – 0.2%

1,670	Jones Group	6.875%	3/15/19	B+	1,707,575

	Tobacco – 0.7%

1,000	Alliance One International Inc., 144A	9.875%	7/15/21	B–	940,000

2,000	North Atlantic Trading Company, 144A	11.500%	7/15/16	B2	2,145,000

2,350	Vector Group Limited	7.750%	2/15/21	Ba3	2,432,250
5,350	Total Tobacco				5,517,250

	Trading Companies & Distributors – 0.2%

1,375	Russel Metals Inc., 144A	6.000%	4/19/22	Ba1	1,336,487

	Transportation Infrastructure – 0.6%

1,790	Flexi-Van Leasing Inc., 144A	7.875%	8/15/18	BB–	1,852,650

2,800	Navigator Holdings Limited	9.000%	12/18/17	N/R	2,926,000
4,590	Total Transportation Infrastructure				4,778,650

	Wireless Telecommunication Services – 2.5%

3,400	Digicel Limited, 144A	7.000%	2/15/20	B1	3,383,000

2,075	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	2,111,313

750	Goodman Networks Inc., 144A	12.125%	7/01/18	B3	791,250

2,000	IntelSat Jackson Holdings, 144A	6.625%	12/15/22	CCC+	1,985,000

2,000	NII Capital Corporation, (4)	8.875%	12/15/19	CCC	1,550,000

32	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Wireless Telecommunication Services (continued)

$2,400	Softbank Corporation, 144A, (4)	4.500%	4/15/20	BB+	$2,306,400

3,250	Sprint Corporation, 144A	7.250%	9/15/21	BB–	3,282,500

2,724	Wind Acquisition Finance SA, 144A, (4)	7.250%	2/15/18	BB	2,820,375
18,599	Total Wireless Telecommunication Services				18,229,838
$650,702	Total Corporate Bonds (cost $607,761,437)				601,827,095

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CONVERTIBLE BONDS – 0.8%

	Commercial Banks – 0.3%

$2,000	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/60	BB+	$2,090,600

	Diversified Telecommunication Services – 0.2%

1,500	Alaska Communications Systems Group Inc.	6.250%	5/01/18	B+	1,284,375

	Metals & Mining – 0.1%

1,500	Great Western Mineral Group	8.000%	4/06/17	N/R	975,750

	Oil, Gas & Consumable Fuels – 0.2%

1,800	DCP Midstream LLC	5.850%	5/21/43	Baa3	1,647,000
$6,800	Total Convertible Bonds (cost $6,633,986)				5,997,725

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 5.4%

	Capital Markets – 0.9%

$4,300	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB	$4,269,900

3,615	Goldman Sachs Capital II	4.000%	N/A (11)	BB+	2,638,950
7,915	Total Capital Markets				6,908,850

	Commercial Banks – 2.4%

2,000	Barclays Bank PLC	4.875%	N/A (11)	BBB–	2,293,082

2,620	Barclays Bank PLC	4.750%	N/A (11)	BBB–	2,800,130

1,300	Barclays Bank PLC	0.000%	N/A (11)	BBB–	1,888,862

1,885	BBVA International Preferred Uniperson	5.919%	N/A (11)	BB–	1,696,500

2,000	Credit Agricole, S.A, 144A, (4)	6.637%	N/A (11)	BBB–	1,918,000

1,000	HBOS Capital Funding LP, 144A, (4)	6.071%	N/A (11)	BB	978,750

1,000	RBS Capital Trust	1.048%	N/A (11)	BB	837,500

3,310	RBS Capital Trust, (4)	5.512%	N/A (11)	BB	3,036,925

2,900	Societe Generale, 144A	1.024%	N/A (11)	BBB–	2,421,500
18,015	Total Commercial Banks				17,871,249

	Consumer Finance – 0.2%

2,000	AFGC Capital Trust I, 144A	6.000%	1/15/67	CCC–	1,660,000

	Electric Utilities – 0.3%

2,000	Enel SpA, 144A	8.750%	9/24/73	BBB–	2,023,628

	Industrial Conglomerates – 0.3%

1,500	Telecom Italia SpA	7.750%	3/20/73	BB	2,020,184

	Insurance – 1.3%

2,000	Aviva PLC	5.902%	N/A (11)	BBB	3,160,110

Nuveen Investments	33

Nuveen High Income Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Insurance (continued)

$2,800	Genworth Financial Inc.	6.150%	11/15/66	Ba1	$2,450,000

3,000	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	2,760,000

1,450	XL Capital Ltd	6.500%	N/A (11)	BBB–	1,388,375
9,250	Total Insurance				9,758,485
$40,680	Total $1,000 Par (or similar) Institutional Structures (cost $36,259,811)				40,242,396

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.1%

$1,000	U.S. Treasury Notes, (12)	1.500%	12/31/13	Aaa	$1,003,594
$1,000	Total U.S. Government and Agency Obligations (cost $998,709)				1,003,594

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 0.0%

$3	Green Tree Financial Corporation, Manufactured Housing Contract Pass Through Certificates, Series 1998-1	6.040%	11/01/29	AA	$2,613
$3	Total Asset-Backed and Mortgage-Backed Securities (cost $2,513)				2,613

Shares	Description (1), (5)				Value

	INVESTMENT COMPANIES – 1.6%

138,000	Blackrock Credit Allocation Income Trust IV				$1,799,520

66,000	BlackRock MuniHoldings Insured Fund Inc.				818,400

36,000	Invesco Municipal Income Opportunities Trust				227,880

111,500	First Trust Strategic High Income Fund II				1,773,965

55,500	Gabelli Global Gold Natural Resources and Income Trust				586,635

163,000	Invesco Dynamic Credit Opportunities Fund				2,096,180

179,500	Pimco Income Strategy Fund				2,076,815

187,000	Pioneer Floating Rate Trust				2,346,850
	Total Investment Companies (cost $11,765,906)				11,726,245

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	SOVEREIGN DEBT – 0.5%

	Argentina – 0.4%

$1,465	Province of Buenos Aires, 144A	10.875%	1/26/21	CCC+	$1,186,650

2,000	Republic of Argentina	7.000%	10/03/15	B–	1,840,000
3,465	Total Argentina				3,026,650

	Ukraine – 0.1%

800	Republic of Ukraine, 144A	7.800%	11/28/22	B	667,000
$4,265	Total Sovereign Debt (cost $3,688,225)				3,693,650

Shares	Description (1)				Value

	WARRANTS – 0.0%

6,706	FairPoint Communications Inc., (19)				$168
	Total Warrants (cost $0)				168

34	Nuveen Investments

Shares	Description (1)		Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 14.5%

	Money Market Funds – 14.5%

107,536,217	Mount Vernon Securities Lending Trust Prime Portfolio, 0.190% (13), (14)		$107,536,217
	Total Investments Purchased with Collateral from Securities Lending (cost $107,536,217)		107,536,217
	Total Long-Term Investments (cost $834,451,214)		833,613,083

Shares	Description (1)	Coupon	Value

	SHORT-TERM INVESTMENTS – 1.2%

	Money Market Funds – 1.2%

8,974,776	First American Treasury Obligations Fund, Class Z	0.000% (13)	$8,974,776
	Total Short-Term Investments (cost $8,974,776)		8,974,776
	Total Investments (cost $843,425,990) – 113.6%		842,587,859
	Other Assets Less Liabilities – (13.6)% (15)		(101,124,263)
	Net Assets – 100%		$741,463,596

Investments in Derivatives as of September 30, 2013

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citigroup	British Pound Sterling	3,120,000	U.S. Dollar	4,824,581	10/18/13	$(225,618)
Citigroup	Canadian Dollar	6,000,000	U.S. Dollar	5,704,040	10/31/13	(116,390)
Citigroup	Euro	21,506,900	U.S. Dollar	29,049,714	12/13/13	(51,535)
Citigroup	Norwegian Krone	2,000,000	U.S. Dollar	326,941	10/31/13	(5,241)
Citigroup	Norwegian Krone	12,000,000	U.S. Dollar	1,975,033	10/31/13	(18,062)
Citigroup	Norwegian Krone	44,000,000	U.S. Dollar	7,507,815	10/31/13	199,802
Citigroup	U.S. Dollar	328,639	Norwegian Krone	2,000,000	10/31/13	3,543
						$(213,501)

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (16)	Current Credit Spread (17)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation) (15)
Citibank	Markit CDX NA HY20 Index	Buy	3.59%	$27,500,000	5.000%	6/20/18	$(1,650,235)	$(345,844)

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(83)	12/13	$(10,046,891)	$(131,753)
U.S. Treasury 10-Year Note	Short	(128)	12/13	(16,178,000)	(325,047)
U.S. Treasury Ultra Bond	Short	(19)	12/13	(2,699,781)	(39,009)
				$(28,924,672)	$(495,809)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from

Nuveen Investments	35

Nuveen High Income Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$12,271,308	$—	$63,745	$12,335,053
Exchange-Traded Funds	272,550	—	—	272,550
Convertible Preferred Securities	1,639,200	—	—	1,639,200
Variable Rate Senior Loan Interests	—	2,798,412	—	2,798,412
$25 Par (or similar) Retail Structures	43,479,569	1,058,596	—	44,538,165
Corporate Bonds	—	601,827,085	10	601,827,095
Convertible Bonds	—	5,997,725	—	5,997,725
$1,000 Par (or similar) Institutional Structures	—	40,242,396	—	40,242,396
U.S. Government and Agency Obligations	—	1,003,594	—	1,003,594
Asset-Backed and Mortgage-Backed Securities	—	2,613	—	2,613
Investment Companies	11,726,245	—	—	11,726,245
Sovereign Debt	—	3,693,650	—	3,693,650
Warrants	—	168	—	168
Investments Purchased with Collateral from Securities Lending	107,536,217	—	—	107,536,217
Short-Term Investments:
Money Market Funds	8,974,776	—	—	8,974,776
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(213,501)	—	(213,501)
Interest Rate Swaps*	—	(345,844)	—	(345,844)
Futures Contracts*	(495,809)	—	—	(495,809)
Total	$185,404,056	$656,064,894	$63,755	$841,532,705
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $844,113,226.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$18,560,806
Depreciation	(20,086,173)
Net unrealized appreciation (depreciation) of investments	$(1,525,367)

36	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $104,096,383.

(5)	A copy of the most recent financial statements for the exchange-traded funds and investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(6)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(8)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

(9)	Principal Amount (000) rounds to less than $1,000.

(10)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(11)	Perpetual security. Maturity date is not applicable.

(12)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(13)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(14)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(15)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(16)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(17)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(18)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Structures categorized as Level 2.

(19)	For fair value measurement disclosure purposes, Warrants categorized as Level 2.

ADR	American Depositary Receipt.

N/A	Not applicable.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

REIT	Real Estate Investment Trust.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	37

Nuveen Inflation Protected Securities Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 108.7%

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 0.1%

	Capital Markets – 0.1%

15,000	UBS Preferred Funding Trust IV	0.879%		BBB–	$219,600

	Metals & Mining – 0.0%

5,000	ArcelorMittal	6.000%		BB–	107,450

	Thrifts & Mortgage Finance – 0.0%

16,000	Federal National Mortgage Association, (3), (4)	8.250%		Ca	93,441
	Total $25 Par (or similar) Retail Structures (cost $746,200)				420,491

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 7.3%

	Airlines – 0.1%

$175	Air Canada, 144A, (4)	6.750%	10/01/19	BB	$174,125

289	Delta Air Lines Pass Through Certificates, Series 2012-1B, (4)	6.875%	5/07/19	BB+	302,379
464	Total Airlines				476,504

	Auto Components – 0.1%

250	Allison Transmission Inc., 144A, (4)	7.125%	5/15/19	B+	265,625

200	Gestamp Fund Lux SA, 144A	5.625%	5/31/20	BB	199,000
450	Total Auto Components				464,625

	Automobiles – 0.2%

300	Chrysler GP/CG Company, (4)	8.000%	6/15/19	B1	331,500

250	Jaguar Land Rover PLC, 144A, (4)	8.125%	5/15/21	BB	278,125
550	Total Automobiles				609,625

	Building Products – 0.1%

250	Owens Corning Incorporated	4.200%	12/15/22	BBB–	243,886

	Chemicals – 0.2%

250	Hexion US Finance	6.625%	4/15/20	Ba3	250,000

200	Omonva Solutions Inc.	7.875%	11/01/18	B2	210,500

150	Sinochem Overseas Capital Limited	4.500%	11/12/20	Baa1	150,744
600	Total Chemicals				611,244

	Commercial Banks – 0.1%

200	Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB	203,000

70	Regions Financial Corporation	7.750%	11/10/14	BBB–	75,176

200	VTB Capital SA, 144A	6.875%	5/29/18	BBB	215,000
470	Total Commercial Banks				493,176

	Commercial Services & Supplies – 0.3%

200	Aramark Corporation, 144A	5.750%	3/15/20	B–	202,000

250	Ceridian Corporation, 144A	8.875%	7/15/19	B1	286,250

250	Clean Harbors Inc., (4)	5.250%	8/01/20	BB+	247,500

38	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies (continued)

$250	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	BB	$256,096
950	Total Commercial Services & Supplies				991,846

	Computers & Peripherals – 0.1%

250	Hewlett Packard Company	3.750%	12/01/20	A–	242,985

	Containers & Packaging – 0.2%

200	Ardagh Packaging Finance / MP HD USA, 144A	4.875%	11/15/22	Ba3	190,500

325	Reynolds Group	7.125%	4/15/19	B+	345,313

200	Sealed Air Corporation, 144A	6.500%	12/01/20	BB–	209,500
725	Total Containers & Packaging				745,313

	Diversified Financial Services – 0.1%

225	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	234,563

250	UPCB Finance Limited, 144A	6.625%	7/01/20	BB	265,000
475	Total Diversified Financial Services				499,563

	Diversified Telecommunication Services – 0.1%

250	CyrusOne LP Finance	6.375%	11/15/22	B+	248,125

	Electric Utilities – 0.2%

570	Comision Federal de Electricidad of the United States of Mexcio, 144A	4.875%	5/26/21	Baa1	584,250

200	FirstEnergy Corporation	4.250%	3/15/23	Baa3	182,906
770	Total Electric Utilities				767,156

	Energy Equipment & Services – 0.1%

220	Gulfmark Offshore Inc.	6.375%	3/15/22	BB–	220,000

	Gas Utilities – 0.1%

250	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	260,000

	Health Care Providers & Services – 1.0%

1,700	Catholic Health Initiatives	1.600%	11/01/17	AA–	1,663,350

250	HCA Holdings Inc., (4)	6.250%	2/15/21	B–	254,063

250	HealthSouth Corporation	5.750%	11/01/24	BB–	240,000

1,715	Mayo Clinic Rochester	3.774%	11/15/43	AA	1,426,621
3,915	Total Health Care Providers & Services				3,584,034

	Hotels, Restaurants & Leisure – 0.1%

200	Wynn Las Vegas LLC Corporation, (4)	5.375%	3/15/22	BBB–	201,000

	Household Durables – 0.1%

250	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB–	251,250

	Independent Power Producers & Energy Traders – 0.2%

318	Calpine Corporation, 144A, (4)	7.875%	7/31/20	BB+	342,645

200	Dynegy Holdings, Inc.	5.875%	6/01/23	B+	182,500

200	Mirant Americas Generation LLC, (4)	8.500%	10/01/21	BB–	212,000
718	Total Independent Power Producers & Energy Traders				737,145

	Machinery – 0.1%

250	Harsco Corporation	5.750%	5/15/18	BBB–	266,208

	Media – 0.3%

200	Charter Communications, CCO Holdings LLC, (4)	5.125%	2/15/23	BB–	183,500

300	Dish DBS Corporation	4.250%	4/01/18	BB–	300,375

Nuveen Investments	39

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$200	Gannett Company Inc., 144A	5.125%	7/15/20	Ba1	$196,000

200	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B–	201,000

200	Sirius XM Radio Inc., 144A	4.250%	5/15/20	BB	187,000
1,100	Total Media				1,067,875

	Metals & Mining – 0.5%

175	Anglogold Holdings PLC, (4)	8.500%	7/30/20	Baa3	179,811

250	ArcelorMittal, (4)	6.750%	2/25/22	BB+	263,125

250	Cliffs Natural Resources Inc., (4)	4.800%	10/01/20	BBB–	238,315

250	Coeur D’Alene Mines Corporation, 144A	7.875%	2/01/21	BB–	252,500

200	Commercial Metals Inc.	4.875%	5/15/23	BB+	180,000

200	Eldorado Gold Corporation, 144A, (4)	6.125%	12/15/20	BB	193,000

150	FMG Resources, 144A, (4)	8.250%	11/01/19	BB+	161,625

200	Severstal OAO via Steel Capital, 144A, (4)	4.450%	3/19/18	BB+	195,250

200	Vedanta Resources PLC, 144A	6.000%	1/31/19	BB	190,000
1,875	Total Metals & Mining				1,853,626

	Oil, Gas & Consumable Fuels – 1.2%

200	Bill Barrett Corporation, (4)	7.000%	10/15/22	B1	193,500

275	Calumet Specialty Products	9.375%	5/01/19	B+	301,811

200	Carrizo Oil and Gas Inc., (4)	7.500%	9/15/20	B–	212,000

225	Continental Resources Inc., (4)	5.000%	9/15/22	BBB–	226,406

200	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	206,500

250	Everest Acquisition LLC Finance, 144A, (4)	7.750%	9/01/22	B	271,250

250	Holly Energy Partners LP	6.500%	3/01/20	BB–	257,500

250	Linn Energy LLC Finance Corporation, 144A	6.250%	11/01/19	B	235,625

250	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	252,813

100	Murphy Oil USA Inc., 144A	6.000%	8/15/23	BB	99,500

200	Newfield Exploration Company	5.625%	7/01/24	BBB–	193,500

250	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB–	250,000

250	PBF Holding Company LLC, (4)	8.250%	2/15/20	BB+	258,750

200	Range Resources Corporation, (4)	5.000%	8/15/22	BB	193,500

500	Regency Energy Partners Finance, (4)	6.500%	7/15/21	BB	525,000

250	Sabine Pass LNG LP	7.500%	11/30/16	BB+	275,000

175	SM Energy Company	6.625%	2/15/19	BB–	182,000

150	Targa Resources Inc., 144A, (4)	4.250%	11/15/23	BB	135,750
4,175	Total Oil, Gas & Consumable Fuels				4,270,405

	Paper & Forest Products – 0.1%

250	Sappi Papier Holding GMBH, 144A	8.375%	6/15/19	BB	261,250

	Personal Products – 0.1%

200	Albea Beauty Holdings SA, 144A, (4)	8.375%	11/01/19	B+	208,000

	Pharmaceuticals – 0.1%

250	Endo Pharmaceutical Holdings Inc.	7.000%	12/15/20	BB–	256,250

250	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	260,000
500	Total Pharmaceuticals				516,250

	Real Estate Management & Development – 0.1%

200	Country Garden Holding Company, 144A, (4)	11.125%	2/23/18	Ba2	223,000

40	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Road & Rail – 0.0%

$175	Hertz Corporation, (4)	7.375%	1/15/21	B	$188,125

	Trading Companies & Distributors – 0.1%

300	Russel Metals Inc., 144A	6.000%	4/19/22	Ba1	291,598

	Wireless Telecommunication Services – 1.3%

250	Digicel Limited, 144A	7.000%	2/15/20	B1	248,750

225	Frontier Communications Corporation, (4)	7.625%	4/15/24	BB+	225,000

200	Softbank Corporation, 144A, (4)	4.500%	4/15/20	BB+	192,200

3,060	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,047,093

200	Sprint Nextel Corporation	7.000%	3/01/20	BB+	215,000

400	Wind Acquisition Finance SA, 144A, (4)	7.250%	2/15/18	BB	414,000
4,335	Total Wireless Telecommunication Services				4,342,043
$25,117	Total Corporate Bonds (cost $25,782,190)				25,135,857

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 0.2%

	Capital Markets – 0.0%

200	Goldman Sachs Capital II, (4), (5)	4.000%	N/A (6)	BB+	$146,000

	Diversified Financial Services – 0.1%

200	Bank of America Corporation	7.250%	N/A (6)	BB+	216,000

	Insurance – 0.1%

175	Genworth Financial Inc., (5)	6.150%	11/15/66	Ba1	153,125
	Total $1,000 Par (or similar) Institutional Structures (cost $504,118)				515,125

Principal Amount (000)	Description (1)		Optional Call Provisions (7)	Ratings (2)	Value

	MUNICIPAL BONDS – 1.1%

	Illinois – 0.3%

$1,130	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A–	$1,218,219

	Maryland – 0.4%

1,250	Baltimore County, Maryland, General Obligation Bonds, Taxable, Series 2012, 0.951%, 8/01/17		No Opt. Call	AAA	1,219,312

	Ohio – 0.4%

820	Hamilton County, Ohio, Sewer System Revenue Bonds, Greater Cincinnati Metropolitan Sewer District, Series 2013B, 1.233%, 12/01/16		No Opt. Call	AA+	821,640

400	Kings Local School District, Warren County, Ohio, General Obligation School Improvement Bonds, Federally Taxable, Series 2013B, 3.750%, 12/01/18		No Opt. Call	AA	427,800
1,220	Total Ohio				1,249,440
$3,600	Total Municipal Bonds (cost $3,641,210)				3,686,971

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 81.7%

$1,100	Fannie Mae STRIPS (P/O)	0.000%	2/01/19	AA–	$971,345

Nuveen Investments	41

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$2,210	Federal National Mortgage Association	0.000%	10/09/19	AA–	$1,874,286

825	FICO STRIPS (I/O)	0.000%	5/02/17	Aaa	793,710

1,055	Tennessee Valley Authority, Series A	3.875%	2/15/21	Aaa	1,133,309

7,069	U.S. Treasury Bonds	3.875%	4/15/29	Aaa	10,133,369

6,441	U.S. Treasury Inflation Indexed Obligations	1.625%	1/15/15	Aaa	6,656,419

4,980	U.S. Treasury Inflation Indexed Obligations	0.500%	4/15/15	Aaa	5,087,322

5,050	U.S. Treasury Inflation Indexed Obligations	1.875%	7/15/15	Aaa	5,331,689

4,990	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/16	Aaa	5,336,812

13,276	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/16	Aaa	13,624,750

2,227	U.S. Treasury Inflation Indexed Obligations	2.500%	7/15/16	Aaa	2,456,946

4,460	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/17	Aaa	4,946,335

23,351	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/17	Aaa	24,079,087

5,895	U.S. Treasury Inflation Indexed Obligations	2.625%	7/15/17	Aaa	6,688,623

10,884	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/18	Aaa	11,211,719

92	U.S. Treasury Inflation Indexed Obligations	2.125%	1/15/19	Aaa	104,966

4,316	U.S. Treasury Inflation Indexed Obligations	1.375%	1/15/20	Aaa	4,733,585

8,724	U.S. Treasury Inflation Indexed Obligations	1.250%	7/15/20	Aaa	9,544,895

14,096	U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	15,177,022

15,365	U.S. Treasury Inflation Indexed Obligations, (4)	0.625%	7/15/21	Aaa	15,993,031

25,286	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	24,967,913

17,614	U.S. Treasury Inflation Indexed Obligations	0.125%	7/15/22	Aaa	17,349,762

15,357	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/23	Aaa	14,939,866

11,614	U.S. Treasury Inflation Indexed Obligations	0.375%	7/15/23	Aaa	11,553,739

9,815	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/25	Aaa	11,714,287

6,150	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/26	Aaa	7,094,519

5,039	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	6,063,460

5,882	U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	6,586,280

3,936	U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	5,441,016

4,020	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	4,941,389

5,355	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	6,336,666

5,381	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	6,374,076

7,908	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/42	Aaa	6,768,555

2,946	U.S. Treasury Inflation Indexed Obligations	0.625%	2/15/43	Aaa	2,415,660

1,406	U.S. Treasury Notes	1.875%	7/15/19	Aaa	1,592,540
$264,115	Total U.S. Government and Agency Obligations (cost $280,130,802)				280,018,948

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 6.5%

$2,000	Commercial Mortgage Pass-Through Certificates Series 2012-CR4	1.801%	10/17/45	AAA	$1,985,872

730	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	770,418

7,500	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10, (4)	5.993%	8/10/45	A	8,319,038

3,800	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-GG11, (4)	5.736%	12/10/49	AAA	4,268,156

42	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$949	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	$986,365

206	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3 A1	2.178%	7/16/49	Aaa	206,732

700	OBP Depositor LLC Trust, Commercial Mortgage Pass-Through Certificates, Series 2010-OBP	4.646%	7/17/45	AAA	766,390

126	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	125,725

2,000	UBS Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/12/45	AAA	1,866,338

1,920	Wells Fargo - Royal Bank of Scotland Commercial Mortgage Trust, Series 2012-C10 A3	2.875%	12/15/45	Aaa	1,802,344

1,260	Wells Fargo - RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/17/44	Aaa	1,336,304
$21,191	Total Asset-Backed and Mortgage-Backed Securities (cost $22,941,444)				22,433,682

Shares	Description (1), (10)				Value

	INVESTMENT COMPANIES – 0.3%

10,500	Blackrock Credit Allocation Income Trust IV				$136,920

5,000	Invesco Dynamic Credit Opportunities Fund				64,300

35,000	Pimco Income Strategy Fund				404,950

5,000	Pioneer Floating Rate Trust				62,750

19,000	PowerShares Senior Loan Portfolio				468,920
	Total Investment Companies (cost $1,144,385)				1,137,840

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 0.7%

	Canada – 0.6%

$1,500	Quebec Province	7.500%	7/15/23	Aa2	$1,957,515

	Poland – 0.1%

250	Republic of Poland	6.375%	7/15/19	A2	291,750
$1,750	Total Sovereign Debt (cost $2,347,552)				2,249,265

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 10.8%

	Money Market Funds – 10.8%

36,953,634	Mount Vernon Securities Lending Trust Prime Portfolio, 0.190% (8), (9)				$36,953,634
	Total Investments Purchased with Collateral from Securities Lending (cost $36,953,634)				36,953,634
	Total Long-Term Investments (cost $374,191,535)				372,551,813

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 1.8%

	Money Market Funds – 1.8%

6,229,714	First American Treasury Obligations Fund, Class Z	0.000% (8)			$6,229,714
	Total Short-Term Investments (cost $6,229,714)				6,229,714
	Total Investments (cost $380,421,249) – 110.5%				378,781,527
	Other Assets Less Liabilities – (10.5)%				(36,058,948)
	Net Assets – 100%				$342,722,579

Nuveen Investments	43

Nuveen Inflation Protected Securities Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Investments in Derivatives as of September 30, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(3)	12/13	$(660,797)	$(1,015)
U.S. Treasury 10-Year Note	Long	22	12/13	2,780,594	9,323
U.S. Treasury Long Bond	Short	(27)	12/13	(3,601,125)	(90,258)
U.S. Treasury Ultra Bond	Short	(14)	12/13	(1,989,313)	(31,239)
				$(3,470,641)	$(113,189)
*	Total Notional Amount at Value of long and short positions were $2,780,594 and $(6,251,235), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Structures	$420,491	$—	$—	$420,491
Corporate Bonds	—	25,135,857	—	25,135,857
$1,000 Par (or similar) Institutional Structures	216,000	299,125	—	515,125
Municipal Bonds	—	3,686,971	—	3,686,971
U.S. Government and Agency Obligations	—	280,018,948	—	280,018,948
Asset-Backed and Mortgage-Backed Securities	—	22,433,682	—	22,433,682
Investment Companies	1,137,840	—	—	1,137,840
Sovereign Debt	—	2,249,265	—	2,249,265
Investments Purchased with Collateral from Securities Lending	36,953,634	—	—	36,953,634
Short-Term Investments:
Money Market Funds	6,229,714	—	—	6,229,714
Derivatives:
Futures Contracts*	(113,189)	—	—	(113,189)
Total	$44,844,490	$333,823,848	$—	$378,668,338
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $380,802,507.

44	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$7,477,837
Depreciation	(9,498,817)
Net unrealized appreciation (depreciation) of investments	$(2,020,980)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $36,100,047.

(5)	For fair value measurement disclosure purposes, $1,000 Par (or similar) Institutional Structures categorized as Level 2.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(8)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(9)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(10)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

I/O	Interest only security.

N/A	Not applicable.

P/O	Principal only security.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally transactions with qualified institutional buyers.

Nuveen Investments	45

Nuveen Intermediate Government Bond Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 110.0%

	CORPORATE BONDS – 0.6%

	Health Care Providers & Services – 0.6%

$400	Catholic Health Initiatives	1.600%	11/01/17	AA–	$391,376
$400	Total Corporate Bonds (cost $399,884)				391,376

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	MUNICIPAL BONDS – 3.7%

	Connecticut – 0.6%

$385	Connecticut State, General Obligation Bonds, Various Purpose Taxable Series 2012B, 0.465%, 10/15/14		No Opt. Call	AA	$386,090

	Maryland – 0.9%

570	Baltimore County, Maryland, General Obligation Bonds, Taxable, Series 2012, 0.554%, 8/01/15		No Opt. Call	AAA	568,016

	Ohio – 2.2%

285	Hamilton County, Ohio, Sewer System Revenue Bonds, Greater Cincinnati Metropolitan Sewer District, Series 2013B, 1.233%, 12/01/16		No Opt. Call	AA+	285,570

250	Kings Local School District, Warren County, Ohio, General Obligation School Improvement Bonds, Federally Taxable, Series 2013B, 3.750%, 12/01/18		No Opt. Call	AA	267,375

845	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	900,297
1,380	Total Ohio				1,453,242
$2,335	Total Municipal Bonds (cost $2,430,471)				2,407,348

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 41.8%

$765	Fannie Mae Notes	1.100%	8/28/17	Aaa	$758,778

675	Fannie Mae Notes	0.875%	5/21/18	Aaa	655,793

665	Fannie Mae Notes	1.500%	5/25/18	Aaa	661,197

490	Fannie Mae Notes, (4)	0.625%	8/26/16	Aaa	488,557

1,000	Fannie Mae Notes	1.250%	9/27/18	Aaa	981,078

750	Fannie Mae Notes	1.625%	11/27/18	Aaa	746,869

225	Fannie Mae STRIPS (P/O)	0.000%	2/01/19	AA–	198,684

700	Federal Farm Credit Banks, Consolidated Systemwide Notes	3.000%	9/22/14	Aaa	719,398

845	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.500%	11/16/15	Aaa	864,407

360	Federal Farm Credit Banks, Consolidated Systemwide Notes	1.750%	4/01/21	Aaa	339,143

700	Federal Home Loan Bank Bonds	1.300%	6/05/18	Aaa	686,218

1,080	Federal Home Loan Bank Bonds	4.125%	3/13/20	Aaa	1,196,954

775	Federal Home Loan Bank Bonds	1.875%	12/09/22	Aaa	696,315

735	Federal Home Loan Banks, Discount Notes	2.220%	3/28/23	Aaa	675,697

46	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

$365	Federal Home Loan Mortgage Corporation, Notes	3.750%	3/27/19	Aaa	$401,654

1,700	Federal National Mortgage Association	1.875%	10/15/15	Aaa	1,746,478

435	Federal National Mortgage Association	0.000%	10/09/19	AA–	368,920

710	FICO STRIPS (I/O)	0.000%	5/02/17	Aaa	683,072

250	Financing Corporation	9.400%	2/08/18	Aaa	330,968

1,065	Freddie Mac Notes	0.850%	2/24/16	Aaa	1,067,044

735	Freddie Mac Notes	0.850%	7/29/16	Aaa	735,098

770	Freddie Mac Notes	0.750%	10/05/16	Aaa	769,603

1,645	Freddie Mac Reference Notes, (4)	5.000%	2/16/17	Aaa	1,865,127

685	Freddie Mac Reference Notes	0.750%	1/12/18	Aaa	667,489

880	Freddie Mac Reference Notes, (4)	0.875%	3/07/18	Aaa	859,571

270	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	316,560

560	Freddie Mac Reference Notes	1.250%	10/02/19	Aaa	535,072

340	Freddie Mac Reference Notes, (4)	2.375%	1/13/22	Aaa	330,921

505	Private Export Funding	4.550%	5/15/15	Aaa	539,416

345	Private Export Funding	2.125%	7/15/16	Aaa	358,639

335	Private Export Funding, (4)	1.450%	8/15/19	Aaa	320,505

530	Tennessee Valley Authority, Series A	3.875%	2/15/21	Aaa	569,340

325	U.S. Treasury Bonds	8.750%	8/15/20	Aaa	469,219

1,810	U.S. Treasury Notes, (4)	2.250%	7/31/18	Aaa	1,887,490

430	U.S. Treasury Notes, (4)	1.000%	11/30/19	Aaa	410,146

400	U.S. Treasury Notes	3.125%	5/15/21	Aaa	427,500

2,240	U.S. Treasury Notes, (4)	2.000%	2/15/22	Aaa	2,177,524
$27,095	Total U.S. Government and Agency Obligations (cost $27,619,291)				27,506,444

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 51.0%

$662	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$693,355

746	321 Henderson Receivables LLC., Series 2010-1A	5.560%	7/15/59	Aaa	848,029

641	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	643,179

497	Commercial Mortgage Pass-Through Certificates 2012-CR2 A1	0.824%	8/17/45	Aaa	495,114

280	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	295,503

1,000	Discover Card Master Trust I 2011-A3 A	0.392%	3/15/17	AAA	1,000,388

596	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	612,719

735	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	771,432

657	Fannie Mae Mortgage Pool AB9659	3.000%	6/01/43	Aaa	642,774

1,000	Fannie Mae Mortgage Pool AD0486	2.350%	4/01/34	Aaa	1,058,150

234	Fannie Mae Mortgage Pool AD0706	2.301%	3/01/38	Aaa	247,668

534	Fannie Mae Mortgage Pool AE4876	3.500%	10/01/40	Aaa	543,552

4	Fannie Mae Mortgage Pool 252799	7.000%	10/01/14	Aaa	3,811

215	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	233,012

133	Fannie Mae Mortgage Pool 254179	6.000%	1/01/22	Aaa	145,702

138	Fannie Mae Mortgage Pool 254344	6.500%	6/01/22	Aaa	152,873

Nuveen Investments	47

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$148	Fannie Mae Mortgage Pool 254373	6.500%	7/01/17	Aaa	$159,158

138	Fannie Mae Mortgage Pool 254414	7.000%	7/01/17	Aaa	147,627

221	Fannie Mae Mortgage Pool 254720	4.500%	5/01/18	Aaa	234,839

1,793	Fannie Mae Mortgage Pool 464158	3.120%	1/01/15	Aaa	1,828,254

872	Fannie Mae Mortgage Pool 467749	3.240%	4/01/16	Aaa	914,604

62	Fannie Mae Mortgage Pool 580516	5.500%	4/01/16	Aaa	65,016

128	Fannie Mae Mortgage Pool 596680	7.000%	9/01/31	Aaa	139,456

397	Fannie Mae Mortgage Pool 596712	6.500%	6/01/32	Aaa	430,539

85	Fannie Mae Mortgage Pool 656269	6.000%	8/01/32	Aaa	92,077

65	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	68,838

134	Fannie Mae Mortgage Pool 695765	5.500%	4/01/18	Aaa	141,859

291	Fannie Mae Mortgage Pool 725793	5.500%	9/01/19	Aaa	312,230

476	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	515,492

451	Fannie Mae Mortgage Pool 819652	2.665%	3/01/35	Aaa	478,324

161	Fannie Mae Mortgage Pool 848390	1.935%	12/01/35	Aaa	168,884

222	Fannie Mae Mortgage Pool 886034	2.691%	7/01/36	Aaa	237,347

182	Fannie Mae Mortgage Pool 887017	6.500%	8/01/36	Aaa	200,600

311	Fannie Mae Mortgage Pool 913187	2.522%	4/01/37	Aaa	330,575

641	Fannie Mae Mortgage Pool 914224	2.613%	3/01/37	Aaa	679,773

360	Fannie Mae Mortgage Pool 928519	7.000%	6/01/37	Aaa	378,109

190	Fannie Mae Mortgage Pool 995949	2.467%	9/01/36	Aaa	201,193

595	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2013-M3 ASQ2	1.083%	2/25/16	Aaa	597,957

410	Fannie Mae REMIC Pass-Through Certificates 2002-W1 2A	6.814%	2/25/42	Aaa	486,008

495	Fannie Mae REMIC Pass-Through Certificates 2009-M1 A1	3.400%	7/25/19	Aaa	520,284

837	Fannie Mae REMIC Pass-Through Certificates 2010-M4 A1	2.520%	6/25/20	Aaa	863,581

733	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	756,408

111	FDIC Trust 2001-C1	1.840%	4/25/31	Aaa	111,778

211	FDIC Trust 2012-C1	0.841%	5/25/35	Aaa	211,526

167	Federal Home Loan Mortgage Corporation, REMIC 2629 BO	3.250%	3/15/18	Aaa	170,133

764	Freddie Mac Gold Pool C09000	3.500%	6/01/42	Aaa	775,956

422	Freddie Mac Gold Pool 1H1396	2.375%	5/01/37	Aaa	447,851

677	Freddie Mac Gold Pool 780836	2.356%	9/01/33	Aaa	718,503

423	Freddie Mac Gold Pool 848193	2.668%	3/01/36	Aaa	449,818

23	Freddie Mac Mortgage Pool, Various C35768	7.500%	1/01/30	Aaa	25,393

5	Freddie Mac Mortgage Pool, Various E00746	7.000%	9/01/14	Aaa	4,989

— (5)	Freddie Mac Mortgage Pool, Various E72802	6.000%	10/01/13	Aaa	150

79	Freddie Mac Mortgage Pool, Various G00876	6.500%	1/01/28	Aaa	89,347

177	Freddie Mac Mortgage Pool, Various G01244	6.500%	3/01/31	Aaa	195,587

521	Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF01	0.529%	4/25/19	Aaa	521,571

938	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010 A1	3.320%	7/25/20	Aaa	988,942

915	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701	2.776%	6/26/17	Aaa	946,050

892	Freddie Mac Structured Pass-Through Certificates, Series K008	2.746%	12/25/19	Aaa	925,485

48	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$460	Freddie Mac Structures Pass Through Certificates, Series K-501	1.655%	11/25/16	Aaa	$467,147

630	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1	6.684%	3/25/43	Ba3	400,841

69	Government National Mortgage Association Pool 3120	6.500%	8/20/31	Aaa	80,390

36	Government National Mortgage Association Pool 347332	7.500%	12/15/22	Aaa	36,959

6	Government National Mortgage Association Pool 455304	7.000%	9/15/27	Aaa	6,177

613	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	661,993

106	Government National Mortgage Association Pool 570134	7.500%	12/15/31	Aaa	121,752

845	Government National Mortgage Association Pool 633605	6.000%	9/15/34	Aaa	947,143

199	Government National Mortgage Association Pool 780825	6.500%	7/15/28	Aaa	238,358

21	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A3	20,029

808	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	833,042

75	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3 A1	2.178%	7/16/49	Aaa	75,408

733	National Credit Union Administration Guaranteed Structured Collateral Notes	1.600%	10/29/20	Aaa	739,359

671	Origen Manufactured Housing Contract Trust Collateralized Notes Series 2005B	5.990%	1/15/37	A+	702,577

67	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	66,517

115	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2005-P10A	4.638%	2/10/15	Aaa	120,170

78	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2005-10B	4.940%	8/10/15	Aaa	81,563

563	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2008-10A	5.902%	2/01/18	Aaa	622,922

729	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2010-P10A	4.108%	3/10/20	Aaa	784,981

638	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%	2/15/35	Aaa	676,015
$32,257	Total Asset-Backed and Mortgage-Backed Securities (cost $32,521,724)				33,602,715

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 12.9%

	Money Market Funds – 12.9%

8,482,530	Mount Vernon Securities Lending Trust Prime Portfolio, 0.190% (6), (7)				$8,482,530
	Total Investments Purchased with Collateral from Securities Lending (cost $8,482,530)				8,482,530
	Total Long-Term Investments (cost $71,453,900)				72,390,413

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 4.4%

	Money Market Funds – 4.4%

2,886,024	First American Treasury Obligations Fund, Class Z	0.000% (6)			$2,886,024
	Total Short-Term Investments (cost $2,886,024)				2,886,024
	Total Investments (cost $74,339,924) – 114.4%				75,276,437
	Other Assets Less Liabilities – (14.4)%				(9,452,132)
	Net Assets – 100%				$65,824,305

Nuveen Investments	49

Nuveen Intermediate Government Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Investments in Derivatives as of September 30, 2013

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Long	5	12/13	$1,101,328	$2,651
U.S. Treasury 10-Year Note	Long	52	12/13	6,572,313	116,446
U.S. Treasury Long Bond	Short	(34)	12/13	(4,534,750)	(97,566)
				$3,138,891	$21,531
*	Total Notional Amount at Value of long and short positions were $7,673,641 and $(4,534,750), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$391,376	$—	$391,376
Municipal Bonds	—	2,407,348	—	2,407,348
U.S. Government and Agency Obligations	—	27,506,444	—	27,506,444
Asset-Backed and Mortgage-Backed Securities	—	33,602,715	—	33,602,715
Investments Purchased with Collateral from Securities Lending	8,482,530	—	—	8,482,530
Short-Term Investments:
Money Market Funds	2,886,024	—	—	2,886,024
Derivatives:
Futures Contracts*	21,531	—	—	21,531
Total	$11,390,085	$63,907,883	$—	$75,297,968
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $74,339,924.

50	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$1,728,585
Depreciation	(792,072)
Net unrealized appreciation (depreciation) of investments	$936,513

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(4)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $8,313,623.

(5)	Principal Amount (000) rounds to less than $1,000.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(I/O)	Interest only security.

(P/O)	Principal only security.

Nuveen Investments	51

Nuveen Short Term Bond Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 102.6%

	CORPORATE BONDS – 48.5%

	Aerospace & Defense – 0.3%

$500	Bombardier Inc., 144A, (3)	4.250%	1/15/16	BB	$518,750

2,000	Bombardier Inc., 144A	7.500%	3/15/18	BB	2,245,000
2,500	Total Aerospace & Defense				2,763,750

	Airlines – 0.9%

2,449	Delta Air Lines Pass Through Certificates Series 2012-1A	4.750%	5/07/20	A	2,571,767

1,929	Delta Air Lines Pass Through Certificates, Series 2012-1B, (3)	6.875%	5/07/19	BB+	2,015,857

2,166	Delta Airlines	5.300%	4/15/19	A	2,317,755

1,259	US Airways Pass Through Trust, Pass Through Certificates, Series 2001	7.076%	3/20/21	BBB	1,315,646
7,803	Total Airlines				8,221,025

	Auto Components – 0.3%

1,500	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	1,541,250

1,000	TRW Automotive Inc., 144A, (3)	8.875%	12/01/17	BBB–	1,053,760
2,500	Total Auto Components				2,595,010

	Automobiles – 1.3%

400	Chrysler GP/CG Company	8.000%	6/15/19	B1	442,000

2,700	Daimler Finance NA LLC, 144A	1.250%	1/11/16	A–	2,699,754

2,000	DriveTime Automotive Group Inc, DT Acceptance Corporation	12.625%	6/15/17	B	2,220,000

1,000	General Motors Financial Company Inc., 144A	4.750%	8/15/17	BB+	1,035,000

1,710	Jaguar Land Rover PLC, 144A	8.125%	5/15/21	BB	1,902,375

3,360	Volkswagen International Finance NV, 144A	1.625%	3/22/15	A–	3,403,149
11,170	Total Automobiles				11,702,278

	Beverages – 1.3%

2,235	Anheuser-Busch Companies Inc.	5.050%	10/15/16	A	2,492,409

1,500	Constellation Brands Inc.	8.375%	12/15/14	BB+	1,616,250

2,560	Dr. Pepper Snapple Group Inc.	2.900%	1/15/16	Baa1	2,656,302

2,000	Heineken NV, 144A, (3)	1.400%	10/01/17	BBB+	1,966,288

2,700	SABMiller Holdings Inc., 144A	1.850%	1/15/15	BBB+	2,733,521
10,995	Total Beverages				11,464,770

	Biotechnology – 0.5%

2,000	Genentech Inc.	4.750%	7/15/15	AA	2,142,742

1,805	STHI Holding Corporation, 144A	8.000%	3/15/18	B	1,944,888
3,805	Total Biotechnology				4,087,630

	Building Products – 0.3%

750	Hanson Limited	6.125%	8/15/16	BB+	813,750

2,000	Masco Corporation	6.125%	10/03/16	BBB–	2,212,500
2,750	Total Building Products				3,026,250

	Capital Markets – 2.6%

12,030	Goldman Sachs Group, Inc.	6.250%	9/01/17	A	13,724,919

52	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Markets (continued)

$2,645	Morgan Stanley	4.100%	1/26/15	A	$2,740,262

5,000	Morgan Stanley	1.750%	2/25/16	A	5,024,110

2,250	Nomura Holdings Incorporated	2.000%	9/13/16	BBB+	2,256,800
21,925	Total Capital Markets				23,746,091

	Chemicals – 1.2%

2,000	Dow Chemical Company	2.500%	2/15/16	BBB	2,064,564

2,215	Eastman Chemical Company	2.400%	6/01/17	BBB	2,246,916

1,875	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	1,976,633

2,000	Rhodia SA, 144A	6.875%	9/15/20	BBB+	2,232,718

2,750	The Sherwin-Williams Company	1.350%	12/15/17	A	2,684,880
10,840	Total Chemicals				11,205,711

	Commercial Banks – 5.3%

5,000	Australia and New Zealand Banking Group Limited, 144A	2.400%	11/23/16	Aaa	5,187,000

800	Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB	812,000

3,305	Bank of Nova Scotia	1.375%	12/18/17	Aa2	3,244,383

3,615	Barclays Bank PLC	5.000%	9/22/16	A	3,989,561

2,315	BB&T Corporation	3.200%	3/15/16	A+	2,425,963

1,300	BBVA Bancomer SA Texas, 144A, (3)	4.500%	3/10/16	A2	1,358,500

2,000	CIT Group Inc., 144A, (3)	4.750%	2/15/15	BB–	2,070,000

2,000	Credit Agricole SA, 144A, (3)	3.000%	10/01/17	A	2,065,544

3,735	Deutsche Bank London	3.250%	1/11/16	A+	3,918,650

1,550	Fifth Third Bancorp.	3.625%	1/25/16	A–	1,635,264

2,000	HSBC USA Inc., (3)	1.625%	1/16/18	AA–	1,960,458

1,500	ING Bank NV, 144A	3.750%	3/07/17	A+	1,575,450

2,760	National Australia Bank, 144A	3.000%	7/27/16	Aa2	2,900,001

2,000	Nordea Bank AB, 144A, (3)	3.125%	3/20/17	AA–	2,089,600

1,000	Rabobank Nederland Utrec, (3)	3.375%	1/19/17	Aa2	1,064,036

1,400	Rabobank Nederland, (3)	3.200%	3/11/15	Aa2	1,449,104

705	Regions Financial Corporation	7.750%	11/10/14	BBB–	757,134

2,000	Regions Financial Corporation	2.000%	5/15/18	BBB–	1,941,314

2,000	Royal Bank of Scotland Group PLC	2.550%	9/18/15	A	2,042,920

2,000	Wells Fargo & Company	1.500%	7/01/15	AA–	2,025,082

3,755	Wells Fargo & Company	3.676%	6/15/16	AA–	4,001,948
46,740	Total Commercial Banks				48,513,912

	Commercial Services & Supplies – 0.8%

2,000	ERAC USA Finance LLC, 144A	2.800%	11/01/18	BBB+	2,014,204

3,000	International Lease Finance Corporation	4.875%	4/01/15	BBB–	3,102,771

1,815	Waste Management Inc.	2.600%	9/01/16	BBB	1,875,650
6,815	Total Commercial Services & Supplies				6,992,625

	Communications Equipment – 0.1%

1,050	Nokia Corporation, (3)	5.375%	5/15/19	BB–	1,065,750

	Computers & Peripherals – 0.4%

3,510	Hewlett Packard Company	3.000%	9/15/16	A–	3,622,910

	Construction & Engineering – 0.1%

1,000	ABB Finance USA Inc.	1.625%	5/08/17	A	1,001,228

Nuveen Investments	53

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance – 0.9%

$505	Ally Financial Inc.	5.500%	2/15/17	BB–	$529,980

1,635	American Express Credit Corporation	1.750%	6/12/15	A+	1,664,798

2,405	American Express Credit Corporation	2.800%	9/19/16	A+	2,516,332

2,050	Capital One Financial Corporation	6.150%	9/01/16	BBB+	2,282,987

1,000	Ford Motor Credit Company, (3)	8.000%	12/15/16	BBB–	1,182,177
7,595	Total Consumer Finance				8,176,274

	Containers & Packaging – 0.1%

1,000	Reynolds Group	7.875%	8/15/19	B+	1,100,000

	Diversified Financial Services – 6.0%

12,510	Bank of America Corporation	4.500%	4/01/15	A	13,137,852

2,570	BNP Paribas, (3)	2.700%	8/20/18	A+	2,599,393

12,390	Citigroup Inc.	4.587%	12/15/15	A	13,252,171

2,000	Ford Motor Credit Company	2.750%	5/15/15	BBB–	2,045,756

9,930	General Electric Capital Corporation	2.300%	4/27/17	AA+	10,187,535

1,675	ING Bank NV, 144A, (3)	4.000%	3/15/16	A+	1,768,716

4,500	JPMorgan Chase & Company	5.150%	10/01/15	A	4,842,351

4,500	JPMorgan Chase & Company	3.150%	7/05/16	A+	4,721,585

2,970	National Rural Utilities Cooperative Finance Corporation	1.900%	11/01/15	A+	3,049,314
53,045	Total Diversified Financial Services				55,604,673

	Diversified Telecommunication Services – 0.9%

2,300	AT&T, Inc.	1.400%	12/01/17	A	2,245,182

2,000	Qwest Corporation, (3)	7.500%	10/01/14	BBB–	2,119,156

2,500	Verizon Communications	2.000%	11/01/16	A–	2,533,383

1,000	Verizon Communications, (3)	2.002%	9/14/18	A–	1,051,500
7,800	Total Diversified Telecommunication Services				7,949,221

	Electronic Equipment & Instruments – 0.2%

1,410	Tyco Electronics Group. SA	1.600%	2/03/15	BBB+	1,420,523

	Energy Equipment & Services – 1.2%

3,000	Ensco PLC	3.250%	3/15/16	BBB+	3,131,433

1,825	Noble Holding International Limited	3.450%	8/01/15	A–	1,898,164

2,700	Pacific Drilling SA	8.250%	2/23/15	N/R	2,828,250

3,100	Transocean Inc.	4.950%	11/15/15	BBB–	3,325,680
10,625	Total Energy Equipment & Services				11,183,527

	Food & Staples Retailing – 0.2%

2,000	Tesco PLC, 144A	5.500%	11/15/17	BBB+	2,247,474

	Food Products – 0.6%

2,270	Kraft Foods Inc.	6.500%	8/11/17	Baa1	2,639,851

3,000	Sara Lee Corporation	2.750%	9/15/15	BBB	3,093,780
5,270	Total Food Products				5,733,631

	Gas Utilities – 0.1%

1,246	Suburban Propane Partners LP	7.500%	10/01/18	BB–	1,333,220

	Health Care Equipment & Supplies – 0.2%

2,000	Boston Scientific Corporation	6.250%	11/15/15	BBB–	2,202,694

54	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services – 1.9%

$2,000	Community Health Systems, Inc.	5.125%	8/15/18	BB+	$2,035,000

2,560	Covidien International Finance SA	1.350%	5/29/15	A	2,585,021

3,500	Express Scripts Holding Company, (3)	3.500%	11/15/16	BBB+	3,704,215

1,000	HCA Inc.	8.500%	4/15/19	BB+	1,075,000

1,500	HealthSouth Corporation	8.125%	2/15/20	BB–	1,633,125

2,650	Queat Diagnostics Inc.	5.450%	11/01/15	BBB+	2,872,722

1,945	UnitedHealth Group Incorporated, (3)	0.850%	10/15/15	A	1,949,913

1,750	Wellpoint Inc.	1.875%	1/15/18	A–	1,734,668
16,905	Total Health Care Providers & Services				17,589,664

	Hotels, Restaurants & Leisure – 0.5%

2,000	CityCenter Holdings Finance	7.625%	1/15/16	BB–	2,095,000

1,750	Wynn Las Vegas LLC Corporation	7.750%	8/15/20	BBB–	1,964,375
3,750	Total Hotels, Restaurants & Leisure				4,059,375

	Independent Power Producers & Energy Traders – 0.3%

1,250	Calpine Corporation, 144A, (3)	7.875%	7/31/20	BB+	1,346,875

1,643	RRI Energy Inc.	7.875%	6/15/17	B+	1,774,440
2,893	Total Independent Power Producers & Energy Traders				3,121,315

	Industrial Conglomerates – 0.2%

2,085	Spectra Energy Partners LP	2.950%	9/25/18	BBB	2,119,350

	Insurance – 2.3%

3,380	AFLAC Insurance	2.650%	2/15/17	A–	3,502,643

2,736	Allied World Assurance Holdings Limited	7.500%	8/01/16	A–	3,178,499

4,945	American International Group, Inc.	4.875%	9/15/16	A–	5,416,713

2,000	Hartford Financial Services Group Inc.	4.000%	3/30/15	BBB	2,083,616

2,000	Lincoln National Corporation	4.300%	6/15/15	A–	2,108,352

3,400	Prudential Covered Trust, 144A	2.997%	9/30/15	A	3,506,673

1,000	Security Benefit Life Insurance Company, 144A, (3)	8.750%	5/15/16	BBB	1,131,799
19,461	Total Insurance				20,928,295

	Internet & Catalog Retail – 0.3%

2,695	Amazon.com Incorporated	1.200%	11/29/17	AA–	2,632,681

	IT Services – 0.5%

2,500	Computer Sciences Corporation, (3)	2.500%	9/15/15	BBB	2,558,808

2,000	First Data Corporation, 144A, (3)	7.375%	6/15/19	BB–	2,105,000
4,500	Total IT Services				4,663,808

	Life Sciences Tools & Services – 0.3%

1,250	Thermo Fischer Scientific Inc.	3.200%	5/01/15	Baa1	1,291,048

1,745	Thermo Fischer Scientific Inc.	2.250%	8/15/16	Baa1	1,776,946
2,995	Total Life Sciences Tools & Services				3,067,994

	Media – 2.0%

1,570	DIRECTV Holdings LLC, (3)	3.550%	3/15/15	BBB	1,625,760

2,000	DIRECTV Holdings LLC, (3)	3.125%	2/15/16	BBB	2,067,518

2,000	Dish DBS Corporation	4.250%	4/01/18	BB–	2,002,500

1,500	LIN Television Corporation	8.375%	4/15/18	B	1,597,500

4,000	NBC Universal Media LLC	3.650%	4/30/15	A–	4,191,940

Nuveen Investments	55

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media (continued)

$1,000	News America Holdings Inc.	5.300%	12/15/14	BBB+	$1,055,053

1,000	TCM Sub LLC	3.550%	1/15/15	A–	1,030,155

1,025	Time Warner Cable Inc.	8.250%	2/14/14	BBB	1,052,154

1,500	Virgin Media Finance PLC	8.375%	10/15/19	B	1,627,500

2,140	Vivendi SA	2.400%	4/10/15	BBB	2,183,335
17,735	Total Media				18,433,415

	Metals & Mining – 2.2%

1,000	APERAM, 144A, (3)	7.375%	4/01/16	B+	1,000,000

3,680	ArcelorMittal, (3)	4.250%	3/01/16	BB+	3,776,600

1,500	Cliffs Natural Resources Inc., (3)	3.950%	1/15/18	BBB–	1,506,414

1,500	Evraz Group S.A, 144A	8.250%	11/10/15	BB–	1,605,000

2,200	Freeport McMoRan Copper & Gold, Inc.	2.150%	3/01/17	BBB	2,186,380

1,735	Rio Tinto Finance USA PLC, (3)	1.625%	8/21/17	A–	1,709,539

2,000	Teck Resources Limited	3.850%	8/15/17	BBB	2,088,382

2,000	United States Steel Corporation, (3)	6.050%	6/01/17	BB–	2,100,000

1,175	Vale Overseas Limited	6.250%	1/11/16	A–	1,299,061

2,500	Xstrata Finance Canada Limited, 144A, (3)	3.600%	1/15/17	BBB	2,584,475
19,290	Total Metals & Mining				19,855,851

	Multiline Retail – 0.4%

3,397	Federated Retail Holdings Inc., Macy’s Inc.	5.900%	12/01/16	BBB	3,834,894

	Multi-Utilities – 0.3%

2,665	Sempra Energy	2.300%	4/01/17	BBB+	2,716,328

	Oil, Gas & Consumable Fuels – 4.5%

3,240	Anadarko Petroleum Corporation	5.950%	9/15/16	BBB–	3,638,131

1,000	Anadarko Petroleum Corporation, (3)	6.375%	9/15/17	BBB–	1,162,477

2,505	BP Capital Markets PLC, (3)	2.248%	11/01/16	A	2,578,412

2,000	CNOOC Finance 2013 Limited	1.125%	5/09/16	AA–	1,978,726

2,000	Crosstex Energy Finance	8.875%	2/15/18	B+	2,125,000

2,000	El Paso Pipeline Partners Operating Company LLC	4.100%	11/15/15	BBB–	2,117,616

1,500	Kinder Morgan Finance Company ULC, (3)	5.700%	1/05/16	BB	1,615,754

3,000	Marathon Petroleum Corporation	3.500%	3/01/16	BBB	3,150,738

1,000	Nabors Industries Inc., 144A	2.350%	9/15/16	BBB	1,010,722

1,150	PBF Holding Company LLC, (3)	8.250%	2/15/20	BB+	1,190,250

2,685	Petrobras International Finance Company	2.875%	2/06/15	A3	2,723,965

2,500	Petrohawk Energy Corporation	7.250%	8/15/18	A	2,712,500

4,345	Phillips 66, (3)	2.950%	5/01/17	Baa1	4,497,523

2,000	Regency Energy Partners Finance, (3)	6.500%	7/15/21	BB	2,100,000

1,852	Sabine Pass LNG LP	7.500%	11/30/16	BB+	2,037,200

2,545	Total Capital SA	2.300%	3/15/16	Aa1	2,629,016

2,515	TranCanada Pipelines Limited	0.750%	1/15/16	A–	2,500,619

2,000	Whiting Petroleum Corporation	5.000%	3/15/19	BB+	2,005,000
39,837	Total Oil, Gas & Consumable Fuels				41,773,649

	Paper & Forest Products – 0.1%

1,000	Sappi Papier Holding GMBH, 144A	8.375%	6/15/19	BB	1,045,000

56	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Personal Products – 0.3%

$2,000	International Paper Company	7.950%	6/15/18	BBB	$2,482,450

	Pharmaceuticals – 1.1%

2,000	AbbVie Inc.	1.200%	11/06/15	A	2,007,236

3,600	Merck & Company Inc.	2.250%	1/15/16	AA	3,722,515

2,000	Watson Pharmaceuticals Inc.	1.875%	10/01/17	BBB	1,987,432

1,000	Zoetis Incorporated, 144A	1.150%	2/01/16	Baa2	1,004,024

1,500	Zoetis Incorporated, 144A	1.875%	2/01/18	Baa2	1,484,888
10,100	Total Pharmaceuticals				10,206,095

	Real Estate Investment Trust – 1.6%

2,000	BioMed Realty L.P	3.850%	4/15/16	BBB–	2,096,824

1,000	FelCor Lodging LP	6.750%	6/01/19	B2	1,055,000

2,000	First Industrial Realty Trust	5.950%	5/15/17	BB+	2,123,810

3,395	Health Care REIT Inc.	3.625%	3/15/16	BBB	3,560,863

2,000	Omega Healthcare Investors Inc.	6.750%	10/15/22	BBB–	2,150,000

2,000	Simon Property Group, L.P.	4.200%	2/01/15	A	2,074,270

2,000	Ventas Realty LP	3.125%	11/30/15	Baa1	2,088,990
14,395	Total Real Estate Investment Trust				15,149,757

	Road & Rail – 0.5%

2,655	Asciano Finance Limited, 144A	3.125%	9/23/15	Baa2	2,708,607

2,000	Avis Budget Car Rental	8.250%	1/15/19	BB–	2,170,000
4,655	Total Road & Rail				4,878,607

	Semiconductors & Equipment – 0.1%

1,000	NXP BV, 144A	3.750%	6/01/18	B+	975,000

	Specialty Retail – 0.6%

3,000	Autozone Inc.	6.950%	6/15/16	BBB	3,430,625

2,250	Best Buy Co., Inc.	5.000%	8/01/18	Baa2	2,311,874
5,250	Total Specialty Retail				5,742,499

	Tobacco – 0.8%

2,000	BAT International Finance PLC, 144A	2.125%	6/07/17	A–	2,033,200

3,000	Lorillard Tobacco, (3)	2.300%	8/21/17	Baa2	2,973,537

1,860	Reynolds American Inc.	1.050%	10/30/15	Baa2	1,860,963
6,860	Total Tobacco				6,867,700

	Trading Companies & Distributors – 0.1%

1,000	GATX Corporation	4.750%	5/15/15	BBB	1,052,120

	Transportation Infrastructure – 0.4%

1,200	Aviation Capital Group Corporation, 144A	3.875%	9/27/16	BBB–	1,206,997

2,000	Penske Truck Leasing, 144A	3.125%	5/11/15	BBB+	2,058,612
3,200	Total Transportation Infrastructure				3,265,609

	Wireless Telecommunication Services – 1.4%

2,000	America Movil S.A. de C.V.	2.375%	9/08/16	A2	2,033,600

2,000	Crown Castle Towers LLC	4.523%	1/15/15	A2	2,074,865

2,170	Deutsche Telekom International Finance BV	5.750%	3/23/16	BBB+	2,398,920

3,420	SBA Tower Trust, 144A	3.598%	4/15/43	BBB	3,405,574

Nuveen Investments	57

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services (continued)

$3,000	Viacom Inc.	6.250%	4/30/16	BBB+	$3,350,183
12,590	Total Wireless Telecommunication Services				13,263,142
$425,652	Total Corporate Bonds (cost $440,479,942)				446,684,775

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 0.2%

	Leisure Equipment & Products – 0.2%

$2,000	Hasbro Inc.	6.300%	9/15/17	BBB+	$2,264,834
$2,000	Total Convertible Bonds (cost $2,265,590)				2,264,834

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

	MUNICIPAL BONDS – 3.4%

	Arizona – 0.5%

	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Taxable Series 2011:

$2,800	2.302%, 7/01/14		No Opt. Call	AA	$2,824,612
2,000	2.828%, 7/01/15		No Opt. Call	AA	2,049,440
4,800	Total Arizona				4,874,052

	California – 0.4%

1,015	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 5.750%, 3/01/17		No Opt. Call	A1	1,144,433

2,640	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Taxable Second Series 2011E, 2.021%, 5/01/14		No Opt. Call	A+	2,655,286
3,655	Total California				3,799,719

	Guam – 0.3%

	Government of Guam, Business Privilege Tax Bonds, Taxable Series 2012B-2:

1,155	2.933%, 1/01/17		No Opt. Call	A	1,132,108
1,190	3.301%, 1/01/18		No Opt. Call	A	1,157,489
2,345	Total Guam				2,289,597

	Massachusetts – 0.4%

	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project Series 3011B:

3,260	1.910%, 7/01/14		No Opt. Call	A	3,270,530
400	3.230%, 7/01/15		No Opt. Call	A	409,992
3,660	Total Massachusetts				3,680,522

	Minnesota – 0.4%

4,000	Tobacco Securitization Authority, Minnesota, Tobacco Settlement Revenue Bonds, Taxable Series 2011A, 2.643%, 3/01/14		No Opt. Call	AA+	4,028,960

	Nevada – 0.3%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Taxable Series 2011B, 3.176%, 6/01/17		No Opt. Call	AA+	2,595,525

	Ohio – 0.2%

1,470	Ohio State, General Obligation Bonds, Higher Education, Build America Bond Series 2010E, 3.328%, 8/01/17 – AGM Insured		No Opt. Call	AA+	1,566,197

58	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value

	Pennsylvania – 0.2%

$1,500	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Taxable Series 2012B, 4.120%, 5/01/16		No Opt. Call	Baa2	$1,539,285

	Texas – 0.7%

1,500	Dallas Fort Worth International Airport Facility Improvement Corporation, Texas, Learjet Inc. Project, Revenue Bonds, Series 2001-A1, 6.150%, 1/01/16 (Alternative Minimum Tax)		No Opt. Call	Ba2	1,477,424

5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Taxable Series 2011E, 1.770%, 11/01/14		No Opt. Call	A+	5,049,150
6,500	Total Texas				6,526,574
$30,430	Total Municipal Bonds (cost $30,621,058)				30,900,431

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.2%

$5,000	Fannie Mae Notes	0.500%	3/30/16	Aaa	$4,987,770

5,000	Federal Home Loan Bank Bonds	1.375%	5/28/14	Aaa	5,041,025

380	U.S. Treasury Notes	1.875%	2/28/14	Aaa	382,865

900	U.S. Treasury Notes	0.250%	1/31/15	Aaa	900,844

55	U.S. Treasury Securities STRIPS (I/O)	0.000%	5/15/14	Aaa	54,973
$11,335	Total U.S. Government and Agency Obligations (cost $11,362,685)				11,367,477

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 42.4%

$312	Ally Auto Receivables Trust, Asset Backed Notes, Series 2010-1	2.300%	12/15/14	AAA	$312,247

2,500	American Express Credit Card Trust 2012-2 A	0.680%	3/15/18	AAA	2,503,298

5,170	American Tower Company, 144A	1.551%	3/15/43	Aaa	5,040,802

4,770	AmeriCold LLC Trust, Series 2010	2.500%	1/17/29	AAA	4,719,028

629	AmeriCredit Automobile Receivables Trust, Series 2010-4	1.990%	10/08/15	Aaa	630,478

39	Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9	0.409%	11/25/35	AA+	38,704

684	Amortizing Residential Collateral Trust Series 2002-BC4 M1	1.229%	7/25/32	BBB+	639,566

850	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	898,508

1,897	Bayview Opportunity Master Fund Trust IIB, Series 2012-4NPL	3.475%	7/28/32	N/R	1,892,365

3,022	Bayview Opportunity Master Fund Trust, 2013-8NPL	3.228%	3/28/33	N/R	3,016,584

4,970	Cabela’s Master Credit Card Trust, Series 2010-1A	1.632%	1/15/18	AAA	5,044,684

4,290	Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/15/18	AAA	4,421,870

3,000	Cabela’s Master Credit Card Trust, Series 2011-A2, 144A	0.712%	2/18/20	AAA	3,009,360

2,185	CAM Mortgage Trust 2013-1	3.967%	11/25/57	N/R	2,160,806

8,000	Capital One Multi-Asset Execution Trust 2007-A2	0.262%	12/15/19	AAA	7,929,312

3,000	Capital One Multi-Asset Execution Trust, Cards Series 2006-A11 A11	0.272%	6/15/19	AAA	2,984,355

4,913	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	1.650%	7/17/17	A3	4,900,743

575	CarMax Auto Owner Trust 2010-3	2.000%	5/16/16	Aaa	582,532

3,080	CarNow Auto Receivables Trust 2013-1A	1.160%	10/16/17	AA	3,077,855

2,456	CenterPoint Energy Restoration Bond Company LLC, Senior Secured System Restoration Bonds, Series 2009-1	1.833%	2/15/16	AAA	2,483,544

Nuveen Investments	59

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$2,955	Centerpoint Energy Transition Bond Company LLC	0.901%	4/15/18	AAA	$2,966,662

8,500	Citibank Omni Master Trust, Series 2009-A12, 144A	2.932%	8/15/18	Aaa	8,678,024

810	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2006-1 5A1	5.500%	2/25/26	Caa1	828,058

375	Citicorp Mortgage Securities Inc., REMIC Pass-Through Certificates, Series 2007-9	5.500%	12/25/22	Ba3	376,550

2,914	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2010-10	4.778%	12/27/32	BBB–	2,898,372

1,518	Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.309%	6/25/47	B–	1,496,449

843	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	681,122

3,676	Countrywide Asset Backed Certificates 2005-3	5.308%	3/25/33	BB	3,769,032

4,108	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	3/25/29	Caa1	3,795,737

363	Countrywide Asset-Backed Certificates Trust, Series 2005-16 2AF2	5.071%	2/25/30	Caa3	358,991

446	Countrywide Asset-Backed Certificates Trust, Series 2006-25	0.299%	6/25/47	AAA	444,238

2,844	Countrywide Home Loans, Asset Backed Certificates Series 2007-7	0.339%	10/25/47	AAA	2,773,742

184	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.766%	2/25/34	A	173,163

6,884	Credit Suisse Commercial Mortgage Trust, Series 2013-6	2.500%	7/25/28	AAA	6,724,390

4,953	Credit Suisse Commercial Mortgage Trust 2013-IVR4	3.000%	7/25/43	AAA	4,947,160

660	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	696,402

1,932	Credit-Based Asset Servicing and Securitization Pool 2007-SP1	6.020%	12/25/37	A+	2,018,434

413	CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2004-C1	4.750%	1/16/37	AAA	413,777

2,405	DBUBS Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	2,538,158

700	Developers Diversified Realty Corporation, Commercial Mortgage Pass-Through Certificates Series 2009-DDR1	5.730%	10/17/22	AAA	726,752

4,000	Discover Card Master Trust Series 2013-A1	0.482%	8/17/20	AAA	3,993,676

1,718	Energy Texas Restoration Funding LLC	2.120%	2/01/16	AAA	1,736,998

1,864	Entergy Arkansas Restoration Funding LLC, Senior Secured Storm Recovery Bonds, Series 2010-A	2.300%	8/01/21	AAA	1,917,218

5,344	Entergy Louisiana Investment Recovery Funding LLC, Series 2011-A	2.040%	9/01/23	AAA	5,358,964

56	Equivantage Acceptance Corporation, Home Equity Loan Asset-Backed Certificates, Series 1996-4	7.250%	1/25/28	BB+	55,643

2,215	Extended Stay America Trust 2013-ESFL	0.982%	12/05/31	AAA	2,212,446

4,435	Extended Stay America Trust 2013-ESFL	0.882%	12/05/31	AAA	4,411,313

1,586	Fannie Mae Mortgage Interest Strips 366 25 (I/O)	5.000%	9/01/24	Aaa	151,844

1,592	Fannie Mae Mortgage Pool AD0486	2.350%	4/01/34	Aaa	1,684,712

1,113	Fannie Mae Mortgage Pool AD0550	2.452%	8/01/37	Aaa	1,175,127

1,246	Fannie Mae Mortgage Pool AD0706	2.301%	3/01/38	Aaa	1,317,951

1,957	Fannie Mae Mortgage Pool AE0058	2.350%	7/01/36	Aaa	2,072,622

1,689	Fannie Mae Mortgage Pool AL2720	3.000%	11/01/27	Aaa	1,750,628

5,886	Fannie Mae Mortgage Pool AO9636	2.500%	7/01/27	Aaa	5,927,743

2,475	Fannie Mae Mortgage Pool MA0771	3.500%	6/01/21	Aaa	2,625,090

15	Fannie Mae Mortgage Pool 255039	4.000%	12/01/13	Aaa	15,047

239	Fannie Mae Mortgage Pool 433988	2.215%	11/01/25	Aaa	245,706

756	Fannie Mae Mortgage Pool 535363	5.073%	12/01/31	Aaa	812,891

60	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$94	Fannie Mae Mortgage Pool 545717	2.170%	5/01/32	Aaa	$100,125

9	Fannie Mae Mortgage Pool 545791	2.372%	3/01/32	Aaa	9,731

136	Fannie Mae Mortgage Pool 555369	2.354%	8/01/36	Aaa	144,380

128	Fannie Mae Mortgage Pool 625338	2.244%	6/01/31	Aaa	135,638

123	Fannie Mae Mortgage Pool 634948	2.415%	5/01/32	Aaa	124,637

24	Fannie Mae Mortgage Pool 661645	2.221%	10/01/32	Aaa	25,530

169	Fannie Mae Mortgage Pool 671884	2.630%	12/01/32	Aaa	171,189

1,321	Fannie Mae Mortgage Pool 725721	2.511%	6/01/34	Aaa	1,392,833

948	Fannie Mae Mortgage Pool 745922	2.493%	7/01/35	Aaa	1,001,678

133	Fannie Mae Mortgage Pool 775389	2.258%	4/01/34	Aaa	134,001

1,246	Fannie Mae Mortgage Pool 795242	1.925%	7/01/34	Aaa	1,322,846

916	Fannie Mae Mortgage Pool 797182	2.323%	11/01/34	Aaa	957,316

2,027	Fannie Mae Mortgage Pool 819652	2.665%	3/01/35	Aaa	2,149,842

103	Fannie Mae Mortgage Pool 838948	1.901%	8/01/35	Aaa	109,462

774	Fannie Mae Mortgage Pool 838958	2.260%	8/01/35	Aaa	818,715

1,085	Fannie Mae Mortgage Pool 841068	2.485%	11/01/34	Aaa	1,151,683

430	Fannie Mae Mortgage Pool 848390	1.935%	12/01/35	Aaa	450,357

456	Fannie Mae Mortgage Pool 886034	2.691%	7/01/36	Aaa	487,640

475	Fannie Mae Mortgage Pool 995949	2.467%	9/01/36	Aaa	502,982

1,493	Fannie Mae Multifamily REMIC Trust 2010-M6, Guaranteed Pass-Through Certificates	2.210%	9/25/20	Aaa	1,527,609

7,981	Fannie Mae Multifamily REMIC Trust 2011-M3, Guaranteed Pass-Through Certificates	2.072%	7/25/21	Aaa	8,149,387

32	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 1992-150 MA	5.500%	9/25/22	Aaa	35,076

433	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2004-90 GA	4.350%	3/25/34	Aaa	442,208

1,151	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2004-90 GF	0.479%	11/25/34	Aaa	1,150,775

2,890	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates 2013-M3 ASQ2	1.083%	2/25/16	Aaa	2,904,360

1,028	Fannie Mae REMIC Pass-Through Certificates 2010-M1 A1	3.305%	9/25/19	Aaa	1,075,856

1,405	Fannie Mae REMIC Pass-Through Certificates 2011-6 BA	2.750%	6/25/20	Aaa	1,434,150

2,880	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	2,971,984

1,760	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.732%	2/25/48	Aaa	1,758,976

1,012	FDIC Trust 2001-C1	1.840%	4/25/31	Aaa	1,017,295

2,114	FDIC Trust 2012-C1	0.841%	5/25/35	Aaa	2,115,257

11	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	12,237

639	Federal Home Loan Mortgage Corporation, REMIC 2629 BO	3.250%	3/15/18	Aaa	650,757

2,500	Fifth Third Auto Trust, Series 2013 A B	1.210%	4/15/19	A	2,475,395

710	Ford Credit Auto Owner Trust 10A	2.930%	11/15/15	AAA	723,389

1,480	Ford Credit Floorplan Master Owner Trust Series 2010-3	4.200%	2/15/17	AAA	1,548,676

3,048	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	1.666%	10/19/54	AAA	3,070,105

458	Freddie Mac Gold Pool 780456	2.347%	5/01/33	Aaa	484,874

923	Freddie Mac Gold Pool 780911	2.413%	10/01/33	Aaa	976,873

1,010	Freddie Mac Gold Pool 781296	2.362%	3/01/34	Aaa	1,066,096

232	Freddie Mac Gold Pool 786591	2.482%	12/01/26	Aaa	248,072

Nuveen Investments	61

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$138	Freddie Mac Gold Pool 786853	2.260%	10/01/29	Aaa	$144,289

195	Freddie Mac Gold Pool 846946	2.355%	1/01/29	Aaa	207,874

76	Freddie Mac Gold Pool 847014	2.000%	5/01/30	Aaa	76,804

116	Freddie Mac Gold Pool 847063	2.469%	10/01/32	Aaa	123,437

901	Freddie Mac Gold Pool 847241	2.309%	10/01/30	Aaa	956,204

1,594	Freddie Mac Gold Pool 847331	2.256%	8/01/32	Aaa	1,686,439

101	Freddie Mac Gold Pool 847367	2.186%	6/01/31	Aaa	106,101

552	Freddie Mac Gold Pool 847652	2.309%	9/01/32	Aaa	574,380

1,701	Freddie Mac Gold Pool 848193	2.668%	3/01/36	Aaa	1,808,614

1,809	Freddie Mac Gold Pool 848282	2.424%	6/01/38	Aaa	1,919,255

221	Freddie Mac Gold Pool 972055	3.749%	4/01/30	Aaa	236,605

179	Freddie Mac Mortgage Pool, Various M30035	4.500%	4/01/22	Aaa	186,682

1,128	Freddie Mac Multi-Class Certificates 3780 FE	0.582%	12/15/20	Aaa	1,135,204

669	Freddie Mac Non Gold Participation Certificates 1L1462	2.291%	8/01/36	Aaa	701,413

5,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2011-GC3	3.645%	3/11/44	Aaa	5,259,970

10,000	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10, (3)	5.993%	8/10/45	A	11,092,050

5,112	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.679%	8/12/43	Aaa	5,421,022

2,130	Goldman Sachs Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-GC5	2.999%	8/10/44	Aaa	2,222,908

1,810	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-AR1	3.154%	1/25/35	CC	427,582

549	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	578,788

111	Government National Mortgage Association Pool 8006	1.750%	7/20/22	Aaa	114,926

19	Government National Mortgage Association Pool 80106	1.750%	8/20/27	Aaa	20,269

30	Government National Mortgage Association Pool 80154	1.625%	1/20/28	Aaa	30,798

78	Government National Mortgage Association Pool 80283	1.625%	5/20/29	Aaa	81,168

148	Government National Mortgage Association Pool 80469	1.625%	11/20/30	Aaa	154,070

44	Government National Mortgage Association Pool 80507	1.625%	4/20/31	Aaa	46,134

176	Government National Mortgage Association Pool 80535	1.750%	8/20/31	Aaa	183,476

36	Government National Mortgage Association Pool 80580	1.625%	2/20/32	Aaa	37,176

67	Government National Mortgage Association Pool 8699	1.750%	9/20/25	Aaa	70,055

77	Government National Mortgage Association Pool 8824	2.000%	8/20/21	Aaa	79,356

55	Government National Mortgage Association Pool 8847	1.625%	4/20/26	Aaa	57,305

4,250	GraceChurch Card PLC. Series 2012-1A	0.882%	2/15/17	AAA	4,268,908

3,874	GraceChurch Mortgage Financing PLC, Series 2011-1A	1.814%	11/20/56	AAA	3,927,627

7,050	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-GG11, (3)	5.736%	12/10/49	AAA	7,918,553

3,750	Holmes Master Issuer PLC, Residential Mortgage Pool, Series 2012-1A, 144A	1.918%	10/15/54	AAA	3,799,478

7,000	Home Loan Servicing Solutions Servicer Advance Receivables Backed Notes Issue 2013-T6	1.287%	9/15/44	AAA	7,000,000

5,100	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T1	0.898%	1/15/44	AAA	5,096,940

1,000	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T2	1.340%	10/15/43	AAA	1,000,300

62	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$500	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2012-T2	4.940%	10/15/45	BBB	$519,550

2,250	Home Loan Servicing Solutions, HLSS Servicer Advance Receivables Backed Notes 2013-T2	1.147%	5/16/44	AAA	2,237,400

840	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	7.029%	8/20/29	AA–	843,383

4,188	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2006-5 2A	0.379%	12/25/36	Baa2	3,789,259

309	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.572%	3/25/35	BBB+	302,792

4,004	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	4,163,041

3,307	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	3,409,064

7,195	JPMorgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates Trust 2013-FL3	0.882%	4/15/28	AAA	7,162,220

7,040	JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates Series 2013-JWRZ	0.962%	4/15/30	AAA	6,968,382

1,679	JPMorgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C4	1.525%	7/17/46	AAA	1,683,003

2,758	Merrill Lynch Mortgage Investors Inc., C-BASS Mortgage Loan Asset Backed Certificates Series 2004-CB8	5.158%	12/25/31	AAA	2,804,484

554	Morgan Stanley ABS Capital I Inc., Mortgage Pass-Through Certificates, Series 2007-NC2	0.289%	2/25/37	B3	277,217

733	Morgan Stanley Capital I Inc Trust, Mortgage Pass-Through Certificates, Series 2006-NC2	0.359%	2/25/36	B–	722,701

4,262	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1	2.602%	9/15/47	AAA	4,338,597

204	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, Series 2004-13	8.000%	1/25/35	B+	210,070

1,628	Mortgage Asset Securitization Transaction Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2003-5	2.095%	11/25/33	A+	1,578,233

2,212	Mortgage Equity Conversion Asset Trust 2010-1A	4.000%	7/25/60	AA	2,101,222

5,000	Motel 6 Trust 2012-MTL6	1.948%	10/07/25	AAA	4,902,740

2,000	Motor Plc 12A A1C	1.286%	2/25/20	Aaa	1,999,628

1,170	National Credit Union Administration, Guaranteed Notes Series 2011-R1	0.632%	1/08/20	Aaa	1,165,318

1,042	National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	1,082,336

1,038	National Credit Union Administration, Guaranteed Notes, Series 2010-R1	1.840%	10/07/20	Aaa	1,039,528

1,757	Nationstar Agency Fund Trust, Series 2013-T1A FT1	5.926%	2/15/45	A	1,753,996

1,271	Newcastle Investment Trust, Manufactured Housing Contracts and Loans, Series 2010-MH1	4.500%	7/10/35	AAA	1,284,059

1,915	Newcastle Investment Trust, Manufactured Housing Loans, Series 2011-MH1	2.450%	12/10/33	AAA	1,937,084

2,104	Nissan Auto Lease Trust, Series 2011-B	0.920%	2/16/15	Aaa	2,105,762

414	RBSSP Resecuritization Trust 2009-10	0.279%	3/26/37	N/R	208,896

1,795	RBSSP Resecuritization Trust 2010-10	0.309%	9/26/36	N/R	1,637,237

4,638	RBSSP Resecuritization Trust, Series 2012-8 1A1	0.333%	10/28/36	N/R	4,375,936

5,185	Residential Asset Mortgage Products, Pass-Through Certificates, 2006-RZ4	0.359%	10/25/35	B1	4,785,114

3,670	Santander Drive Auto Receivables Trust Series 2011-4	2.900%	5/16/16	AA+	3,717,600

Nuveen Investments	63

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$3,738		Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2013-1 1A1	1.450%	2/25/43	Aaa	$3,643,900

428		Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.523%	2/20/47	CCC	356,423

776		SMA Issuer LLC 2012-LV1	3.500%	8/20/25	Baa3	776,791

742		SMART Trust, Asset Backed Securities, Series 2011-1USA	1.032%	10/14/14	Aaa	742,285

2,882		Springleaf Mortgage Loan Trust 2011-1	4.050%	1/25/58	AAA	2,971,881

2,337		Springleaf Mortgage Loan Trust, Series 2012-3	1.570%	12/25/59	AAA	2,314,585

6,378		Springleaf Mortgage Loan Trust, Series 2013-1A	1.270%	6/25/58	AAA	6,267,883

2,950		Stanwich Mortgage Loan Trust, Series 2012-NPL5	2.981%	10/16/42	N/R	2,955,004

161		Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.565%	8/25/34	Ba3	157,789

723		Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2007-4	6.098%	9/25/37	BBB+	751,655

965		U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2005-10B	4.940%	8/10/15	Aaa	1,008,826

345		U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2006-10A	5.408%	2/10/16	Aaa	363,625

526		U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2005-P10A	4.638%	2/10/15	Aaa	548,730

243		U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2007-10A	5.459%	2/10/17	Aaa	264,651

4,044		UBS-Barclays Commercial Mortgage Trust 2012-C2	1.006%	5/11/63	Aaa	4,048,443

4,979		Vericrest Opportunity Loan Transferee, Private CMO 2013 NPL1	4.250%	9/25/58	N/R	4,967,820

4,033		Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO	2.970%	9/14/28	AAA	4,215,853

1,556		Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.262%	6/15/20	Aaa	1,535,391

7,628		Walter Investment Management Company Capital Trust, Series 2012-AA	4.549%	10/16/50	BBB	7,740,207

706		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa2	651,084

27		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-3	5.500%	3/25/36	B2	27,454

1,203		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.637%	10/25/36	Caa2	1,049,374

31		Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.675%	10/25/35	BBB–	31,176

4,676		Wells Fargo-RBS Commercial Mortgage Trust Series 2012-C9	0.673%	11/17/45	Aaa	4,618,626

3,911		Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	1.988%	3/17/44	Aaa	3,961,326

2,461		WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2	2.501%	2/18/44	Aaa	2,497,143

407		World Omni Auto Receivables Trust, Series 2010-A	2.210%	5/15/15	AAA	407,279
$390,162		Total Asset-Backed Securities (cost $390,457,228)				390,820,681

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 0.5%

		Mexico – 0.5%

510	MXN	United Mexican States	9.500%	12/18/14	A–	$4,161,225
		Total Sovereign Debt (cost $4,577,117)				4,161,225

64	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	STRUCTURED NOTES – 0.2%

$1,750	FDIC Structured Sales Guaranteed Notes, Series 2010-L1A	0.000%	10/25/13	Aaa	$1,749,802
$1,750	Total Structured Notes (cost $1,747,522)				1,749,802

Shares	Description (1)				Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 6.2%

	Money Market Funds – 6.2%

56,770,175	Mount Vernon Securities Lending Trust Prime Portfolio, 0.190% (6), (7)				$56,770,175
	Total Investments Purchased with Collateral from Securities Lending (cost $56,770,175)				56,770,175
	Total Long-Term Investments (cost $938,281,317)				944,719,400

Shares	Description (1)	Coupon			Value

	SHORT-TERM INVESTMENTS – 1.8%

	Money Market Funds – 1.8%

16,829,041	First American Treasury Obligations Fund, Class Z	0.000% (6)			$16,829,041
	Total Short-Term Investments (cost $16,829,041)				16,829,041
	Total Investments (cost $955,110,358) – 104.4%				961,548,441
	Other Assets Less Liabilities – (4.4)% (8)				(40,446,058)
	Net Assets – 100%				$921,102,383

Investments in Derivatives as of September 30, 2013

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (8)
JPMorgan	Mexican Peso	54,400,000	U.S. Dollar	4,028,958	10/31/13	$(115,239)

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(397)	12/13	$(48,055,609)	$(629,338)
U.S. Treasury 10-Year Note	Short	(339)	12/13	(42,846,422)	(850,620)
				$(90,902,031)	$(1,479,958)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	65

Nuveen Short Term Bond Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$446,684,775	$—	$446,684,775
Convertible Bonds	—	2,264,834	—	2,264,834
Municipal Bonds	—	30,900,431	—	30,900,431
U.S. Government and Agency Obligations	—	11,367,477	—	11,367,477
Asset-Backed and Mortgage-Backed Securities	—	390,820,681	—	390,820,681
Sovereign Debt	—	4,161,225	—	4,161,225
Structured Notes	—	1,749,802	—	1,749,802
Investments Purchased with Collateral from Securities Lending	56,770,175	—	—	56,770,175
Short-Term Investments:
Money Market Funds	16,829,041	—	—	16,829,041
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(115,239)	—	(115,239)
Futures Contracts*	(1,479,958)	—	—	(1,479,958)
Total	$72,119,258	$887,833,986	$—	$959,953,244
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $955,110,358.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$12,802,062
Depreciation	(6,363,979)
Net unrealized appreciation (depreciation) of investments	$6,438,083

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $55,309,630.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

I/O	Interest only security.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MXN	Mexican Peso

66	Nuveen Investments

Nuveen Strategic Income Fund

Portfolio of Investments September 30, 2013 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 108.2%

	COMMON STOCKS – 0.0%

	Building Products – 0.0%

50	Dayton Superior Class A, (2), (3)				$2,839

55	Dayton Superior Class 1, (2), (3)				3,154
	Total Common Stocks (cost $20,079)				5,993

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL STRUCTURES – 3.5%

	Capital Markets – 0.3%

73,000	Goldman Sachs Group, Inc.	5.500%		BB+	$1,638,120

	Commercial Banks – 1.3%

65,000	Morgan Stanley, (2)	7.125%		BB+	1,638,000

118,392	PNC Financial Services	6.125%		BBB	2,988,214

90,250	Regions Financial Corporation	6.375%		BB	2,036,040

14,000	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	277,620

58,000	Wells Fargo & Company	5.850%		BBB+	1,384,460
	Total Commercial Banks				8,324,334

	Consumer Finance – 0.3%

83,000	Discover Financial Services	6.500%		BB	1,952,160

	Diversified Financial Services – 0.1%

28,000	Citigroup Capital Trust XI, (5)	6.000%		BB	695,520

	Insurance – 1.2%

73,140	Endurance Specialty Holdings Limited	7.500%		BBB–	1,824,112

100,000	Hartford Financial Services Group Inc.	7.875%		BB+	2,812,000

100,000	Reinsurance Group of America Inc.	6.200%		BBB	2,468,000
	Total Insurance				7,104,112

	Oil, Gas & Consumable Fuels – 0.1%

20,213	Nustar Logistics Limited Partnership	7.625%		Ba2	510,176

	Thrifts & Mortgage Finance – 0.2%

217,000	Federal National Mortgage Association, (2), (5)	8.250%		Ca	1,267,280
	Total $25 Par (or similar) Retail Structures (cost $25,328,726)				21,491,702

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 67.5%

	Aerospace & Defense – 0.5%

$683	Erickson Air-Crane Inc., 144A, (5)	8.250%	5/01/20	B1	$668,486

2,140	Exelis, Inc.	5.550%	10/01/21	BBB+	2,151,340
2,823	Total Aerospace & Defense				2,819,826

	Airlines – 0.9%

1,530	Air Canada, 144A, (5)	6.750%	10/01/19	BB	1,522,350

Nuveen Investments	67

Nuveen Strategic Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Airlines (continued)

$936	American West Airlines Pass Through Certificates, Series 2001-1	8.057%	1/02/22	BBB+	$1,015,805

1,697	Delta Air Lines Pass Through Certificates Series 2012-1A	4.750%	5/07/20	A	1,782,012

969	Northwest Airlines Trust Pass Through Certificates 2007-1	7.027%	11/01/19	BBB+	1,046,820
5,132	Total Airlines				5,366,987

	Auto Components – 1.0%

550	Ahern Rentals Inc., 144A, (5)	9.500%	6/15/18	B	578,875

1,025	Allison Transmission Inc., 144A, (5)	7.125%	5/15/19	B+	1,089,063

1,575	American & Axle Manufacturing Inc., (5)	6.625%	10/15/22	B	1,614,375

1,000	Chassix Inc., 144A	9.250%	8/01/18	B	1,057,500

1,250	Gestamp Fund Lux SA, 144A	5.625%	5/31/20	BB	1,243,750

660	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	678,150
6,060	Total Auto Components				6,261,713

	Automobiles – 0.4%

1,000	Fiat Finance & Trade SA	7.000%	3/23/17	BB–	1,449,241

1,240	General Motors Financial Company Inc., 144A	4.250%	5/15/23	BB+	1,133,050
2,240	Total Automobiles				2,582,291

	Building Products – 0.4%

1,000	Building Materials Holdings Corporation, 144A	9.000%	9/15/18	B–	1,020,000

1,490	Owens Corning Incorporated	4.200%	12/15/22	BBB–	1,453,559
2,490	Total Building Products				2,473,559

	Capital Markets – 3.5%

905	E Trade Financial Corporation, (5)	6.375%	11/15/19	B2	963,825

6,425	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	7,295,549

1,890	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	2,039,603

3,000	Goldman Sachs Group, Inc., (5)	3.625%	1/22/23	A	2,868,774

2,640	Morgan Stanley Dean Witter & Company	4.875%	11/01/22	BBB+	2,641,389

5,880	Morgan Stanley, (5)	3.750%	2/25/23	A	5,668,520
20,740	Total Capital Markets				21,477,660

	Chemicals – 2.3%

1,625	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	1,592,500

750	Cornerstone Chemical Company, 144A	9.375%	3/15/18	B–	785,624

1,565	Eastman Chemical Company, (5)	3.600%	8/15/22	BBB	1,522,337

1,915	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	2,102,075

715	Ineos Finance PLC, 144A	7.500%	5/01/20	BB–	766,838

750	Ineos Group Holdings SA, 144A, (5)	6.125%	8/15/18	B–	733,125

1,000	Mexichem SAB de CV, 144A	4.875%	9/19/22	BBB–	970,000

1,250	Momentive Performance Materials Inc.	8.875%	10/15/20	B1	1,312,500

250	NOVA Chemicals Corporation, 144A	5.250%	8/01/23	BB+	250,625

825	Omonva Solutions Inc.	7.875%	11/01/18	B2	868,313

1,285	Petrologisitics LP Finance, 144A, (5)	6.250%	4/01/20	B	1,259,300

225	Rhodia SA, 144A	6.875%	9/15/20	BBB+	251,181

750	Sinochem Overseas Capital Limited	4.500%	11/12/20	Baa1	753,721

1,130	Tronox Finance LLC	6.375%	8/15/20	BB–	1,118,700
14,035	Total Chemicals				14,286,839

68	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Commercial Banks – 2.9%

$1,330	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	$1,383,200

2,000	Bancolombia SA	5.950%	6/03/21	Baa2	2,030,000

1,000	BBVA Bancomer SA Texas, 144A	4.500%	3/10/16	A2	1,045,000

1,760	CIT Group Inc.	5.000%	8/01/23	BB	1,703,979

750	Gazprombank Eurobond Finance PLC	7.875%	4/29/49	N/R	752,025

2,360	HSBC Holdings PLC	6.800%	6/01/38	A+	2,781,262

1,465	Rabobank Nederland	3.875%	2/08/22	Aa2	1,466,786

1,630	Royal Bank of Scotland, (5)	6.125%	12/15/22	BBB–	1,642,095

2,120	Russian Agricultural Bank, 144A	7.750%	5/29/18	Baa3	2,385,000

1,425	Sovereign Bank	8.750%	5/30/18	Baa2	1,700,626

1,140	Wells Fargo & Company	3.450%	2/13/23	A+	1,066,998
16,980	Total Commercial Banks				17,956,971

	Commercial Services & Supplies – 2.0%

730	313 Group Incorporated, 144A	6.375%	12/01/19	B1	689,850

1,000	ADT Corporation, 144A, (WI/DD)	6.250%	10/15/21	BBB–	1,015,000

1,785	Aramark Corporation, 144A	5.750%	3/15/20	B–	1,802,850

1,000	Casella Waste Systems Inc.	7.750%	2/15/19	Caa1	995,000

1,211	Ceridian Corporation, 144A	8.875%	7/15/19	B1	1,386,595

1,450	Clean Harbors Inc., (5)	5.250%	8/01/20	BB+	1,435,500

1,220	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	BB	1,249,748

1,000	R.R Donnelley & Sons Company	7.625%	6/15/20	BB	1,065,000

1,025	Europcar Groupe SA, 144A	11.500%	5/15/17	B–	1,591,206

500	GDR Holding II Corporation, 144A	10.750%	6/01/19	B	530,000

975	Iron Mountain Inc.	5.750%	8/15/24	B1	877,500
11,896	Total Commercial Services & Supplies				12,638,249

	Communications Equipment – 0.6%

750	CSC Holdings Inc.	7.625%	7/15/18	BB+	858,750

1,150	Goodman Networks Inc., 144A, (5)	12.875%	7/01/18	B	1,213,250

1,525	Nokia Corporation, (5)	5.375%	5/15/19	BB–	1,547,875
3,425	Total Communications Equipment				3,619,875

	Computers & Peripherals – 0.7%

645	Hewlett Packard Company	4.650%	12/09/21	A–	633,460

905	Lexmark International Group Incorporated	5.125%	3/15/20	BBB–	932,904

1,125	NCR Corporation	5.000%	7/15/22	BB	1,046,250

1,620	Seagate HDD Cayman	7.000%	11/01/21	BBB–	1,798,200
4,295	Total Computers & Peripherals				4,410,814

	Construction & Engineering – 0.2%

1,100	Odebrecht Finance Limited, 144A	5.125%	6/26/22	BBB	1,064,250

	Construction Materials – 0.1%

450	Cemex SAB de CV, 144A	9.000%	1/11/18	BB–	484,875

	Consumer Finance – 0.9%

1,938	Capital One Bank	3.375%	2/15/23	Baa1	1,812,704

1,715	Discover Financial Services	5.200%	4/27/22	BBB	1,807,330

1,845	Ford Motor Credit Company, (5)	4.250%	9/20/22	BBB–	1,842,625
5,498	Total Consumer Finance				5,462,659

Nuveen Investments	69

Nuveen Strategic Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Containers & Packaging – 1.0%

$1,150	Ardagh Packaging Finance / MP HD USA, 144A	4.875%	11/15/22	Ba3	$1,095,375

915	Ball Corporation, (5)	4.000%	11/15/23	BB+	821,213

950	Reynolds Group	7.125%	4/15/19	B+	1,009,375

2,000	Rock-Tenn Company	3.500%	3/01/20	BBB–	1,977,620

1,000	Sealed Air Corporation, 144A	6.500%	12/01/20	BB–	1,047,500
6,015	Total Containers & Packaging				5,951,083

	Diversified Consumer Services – 0.5%

1,000	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	1,015,000

2,000	Office Depot de Mexico SA de CV, 144A, (5)	6.875%	9/20/20	BB+	1,985,000
3,000	Total Diversified Consumer Services				3,000,000

	Diversified Financial Services – 5.0%

7,400	Bank of America Corporation	5.875%	1/05/21	A	8,386,694

1,835	Citigroup Inc.	6.125%	8/25/36	BBB+	1,846,823

97	Citigroup Inc.	6.875%	3/05/38	A	119,913

750	CNG Holdings Inc., 144A, (5)	9.375%	5/15/20	B	693,750

2,545	General Electric Capital Corporation	6.875%	1/10/39	AA+	3,119,020

1,000	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B+	990,000

550	Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	539,000

5,515	JPMorgan Chase & Company	4.500%	1/24/22	A+	5,752,708

4,225	JPMorgan Chase & Company	3.200%	1/25/23	A+	3,952,564

1,605	JPMorgan Chase & Company	3.375%	5/01/23	A	1,455,517

2,280	JPMorgan Chase & Company	6.400%	5/15/38	A+	2,688,514

1,500	Nationstar Mortgage LLC Capital Corporation, (5)	9.625%	5/01/19	B+	1,668,750
29,302	Total Diversified Financial Services				31,213,253

	Diversified Telecommunication Services – 2.4%

2,050	AT&T, Inc.	5.550%	8/15/41	A	2,034,922

2,780	Brasil Telecom SA, 144A, (5)	5.750%	2/10/22	BBB–	2,432,500

1,030	CyrusOne LP Finance	6.375%	11/15/22	B+	1,022,275

1,110	Frontier Communications Corporation, (5)	8.500%	4/15/20	BB+	1,226,550

1,550	IntelSat Limited, 144A, (5)	6.750%	6/01/18	CCC+	1,608,125

2,360	Qwest Corporation	6.750%	12/01/21	BBB–	2,534,454

1,885	Verizon Communications	5.150%	9/15/23	A–	2,020,317

700	Verizon Communications	6.550%	9/15/43	A–	790,256

1,375	Windstream Corporation	6.375%	8/01/23	BB+	1,258,125
14,840	Total Diversified Telecommunication Services				14,927,524

	Electric Utilities – 1.6%

2,030	APT Pipelines Limited, 144A	3.875%	10/11/22	BBB	1,877,297

1,485	Comision Federal de Electricidad of the United States of Mexcio, 144A	4.875%	5/26/21	Baa1	1,522,125

1,150	Energy Future Intermediate Holding Company LLC	10.000%	12/01/20	B–	1,211,813

3,145	Exelon Generation Co. LLC	4.250%	6/15/22	BBB+	3,096,020

500	FirstEnergy Corporation	4.250%	3/15/23	Baa3	457,264

600	Intergen NV, 144A	7.000%	6/30/23	B+	600,000

1,295	MidAmerican Energy Holdings Company	6.125%	4/01/36	BBB+	1,448,714
10,205	Total Electric Utilities				10,213,233

70	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Energy Equipment & Services – 1.9%

$1,985	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	$2,254,692

325	Ensco PLC	4.700%	3/15/21	BBB+	344,961

910	Gulfmark Offshore Inc.	6.375%	3/15/22	BB–	910,000

600	Marine Accurate Well ASA	9.500%	4/03/18	N/R	616,500

1,890	Nabors Industries Inc., (5)	5.000%	9/15/20	BBB	1,974,806

845	Precision Drilling Corporation	6.500%	12/15/21	Ba1	883,025

1,000	Transocean Inc.	6.375%	12/15/21	BBB–	1,111,568

2,100	Transocean Inc., (5)	3.800%	10/15/22	BBB–	1,977,341

1,385	Weatherford International Limited	7.000%	3/15/38	Baa2	1,468,831
11,040	Total Energy Equipment & Services				11,541,724

	Food & Staples Retailing – 0.2%

750	Bi-Lo LLC Finance Corporation, 144A	8.625%	9/15/18	CCC+	761,250

800	Coca-Cola Icecek AS, 144A, (WI/DD)	4.750%	10/01/18	BBB	796,087
1,550	Total Food & Staples Retailing				1,557,337

	Food Products – 1.0%

1,105	JBS USA LLC	7.250%	6/01/21	BB	1,110,525

750	Marfrig Holding Europe BV, 144A	9.875%	7/24/17	B	735,000

750	Minerva Luxembourg SA, 144A, (5)	7.750%	1/31/23	BB–	706,875

1,000	Mriya Agro Holding PLC, 144A	9.450%	4/19/18	B	820,200

1,360	Pinnacle Foods Finance LLC, 144A, (5)	4.875%	5/01/21	B–	1,264,800

1,790	Tyson Foods, (5)	4.500%	6/15/22	BBB	1,857,879
6,755	Total Food Products				6,495,279

	Gas Utilities – 0.3%

1,084	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	1,151,750

454	Suburban Propane Partners LP	7.500%	10/01/18	BB–	485,780
1,538	Total Gas Utilities				1,637,530

	Health Care Equipment & Supplies – 0.1%

250	Labco SAS, Reg S	8.500%	1/15/18	BB–	359,351

	Health Care Providers & Services – 0.7%

944	HCA Holdings Inc.	7.750%	5/15/21	B–	1,004,180

1,125	Kindred Healthcare Inc., Term Loan, (5)	8.250%	6/01/19	B–	1,198,125

885	Labco SAS, 144A	8.500%	1/15/18	BB–	1,272,102

1,000	Tenet Healthcare Corporation, 144A	4.375%	10/01/21	BB	922,500
3,954	Total Health Care Providers & Services				4,396,907

	Hotels, Restaurants & Leisure – 0.4%

775	Shearer’s Foods LLC, 144A	9.000%	11/01/19	B	809,875

750	Viking Cruises Limited, 144A	8.500%	10/15/22	B+	830,625

1,040	Wynn Las Vegas LLC Corporation	5.375%	3/15/22	BBB–	1,045,200
2,565	Total Hotels, Restaurants & Leisure				2,685,700

	Independent Power Producers & Energy Traders – 0.9%

745	Calpine Corporation, 144A	7.500%	2/15/21	BB+	791,563

2,010	Constellation Energy Group	5.150%	12/01/20	BBB+	2,176,368

1,175	Dynegy Holdings, Inc., Term Loan	5.875%	6/01/23	B+	1,072,188

1,164	Genon Energy Inc.	9.500%	10/15/18	B	1,309,500
5,094	Total Independent Power Producers & Energy Traders				5,349,619

Nuveen Investments	71

Nuveen Strategic Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Industrial Conglomerates – 0.1%

$1,000	OAS Financial Limited, 144A	8.875%	7/25/63	BB–	$910,000

	Insurance – 2.1%

2,475	AFLAC Insurance	6.450%	8/15/40	A–	2,939,407

2,645	Hartford Financial Services Group Inc., (5)	6.000%	1/15/19	BBB	3,052,301

1,370	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	1,416,653

1,055	Lincoln National Corporation	8.750%	7/01/19	A–	1,367,037

1,498	Lincoln National Corporation	4.200%	3/15/22	A–	1,533,615

840	Pacific LifeCorp.	6.000%	2/10/20	BBB+	940,009

1,830	UnumProvident Corporation	5.625%	9/15/20	BBB	2,018,501
11,713	Total Insurance				13,267,523

	IT Services – 0.5%

2,395	Computer Sciences Corporation	4.450%	9/15/22	BBB	2,353,799

900	First Data Corporation	6.750%	11/01/20	BB–	931,500
3,295	Total IT Services				3,285,299

	Machinery – 0.5%

1,000	Loxam SAS, 144A	7.375%	1/24/20	B	1,393,662

1,640	Terex Corporation	6.000%	5/15/21	BB–	1,658,450
2,640	Total Machinery				3,052,112

	Media – 4.6%

1,175	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	1,107,438

740	Charter Communications, CCO Holdings LLC, (5)	5.125%	2/15/23	BB–	678,950

1,000	Clear Channel Communications, Inc.	11.250%	3/01/21	CCC+	1,032,500

1,790	Comcast Corporation	6.400%	5/15/38	A–	2,121,988

1,935	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	2,045,846

1,760	Dish DBS Corporation	4.250%	4/01/18	BB–	1,762,200

2,175	Gannett Company Inc., 144A	5.125%	7/15/20	Ba1	2,131,500

1,000	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	1,060,000

1,250	Nara Cable Funding Limited, 144A	8.875%	12/01/18	BB–	1,318,750

2,750	News America Holdings Inc., (5)	6.650%	11/15/37	BBB+	3,124,564

1,500	SES SA, 144A	3.600%	4/04/23	BBB	1,410,960

600	Sinclair Television Group, 144A, (WI/DD)	6.375%	11/01/21	B1	603,000

1,515	Time Warner Cable Inc.	5.875%	11/15/40	BBB	1,289,377

1,500	Time Warner Inc.	4.750%	3/29/21	BBB+	1,606,529

1,750	Time Warner Inc.	6.100%	7/15/40	BBB+	1,877,615

2,306	Viacom Inc., (5)	4.375%	3/15/43	BBB+	1,866,174

1,000	Videotron Limited, 144A	5.625%	6/15/25	BB	927,139

2,085	Vivendi SA, 144A	4.750%	4/12/22	BBB	2,035,415

550	WideOpenWest Finance Capital Corporation	13.375%	10/15/19	CCC+	622,875
28,381	Total Media				28,622,820

	Metals & Mining – 5.8%

4,180	Alcoa Inc., (5)	5.400%	4/15/21	BBB–	4,132,315

1,500	Allegheny Technologies Inc.	5.875%	8/15/23	BBB–	1,517,126

2,690	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	2,071,300

4,305	ArcelorMittal, (5)	6.750%	2/25/22	BB+	4,531,013

72	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Metals & Mining (continued)

$750	Century Aluminum Company, 144A, (5)	7.500%	6/01/21	B	$693,750

2,795	Cliffs Natural Resources Inc., (5)	4.800%	10/01/20	BBB–	2,664,365

1,000	Coeur D’Alene Mines Corporation, 144A	7.875%	2/01/21	BB–	1,010,000

1,000	Commercial Metals Inc.	4.875%	5/15/23	BB+	900,000

1,000	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	965,000

1,000	FMG Resources, 144A, (5)	8.250%	11/01/19	BB+	1,077,500

1,165	Freeport McMoRan Copper & Gold, Inc., (5)	3.550%	3/01/22	BBB	1,071,449

750	Inmet Mining Corporation, 144A	8.750%	6/01/20	B+	802,500

2,610	Newmont Mining Corporation, (5)	3.500%	3/15/22	BBB+	2,282,330

1,250	Severstal OAO via Steel Capital, 144A, (5)	4.450%	3/19/18	BB+	1,220,313

1,775	Teck Resources Limited	6.125%	10/01/35	BBB	1,703,285

1,140	Teck Resources Limited	6.250%	7/15/41	BBB	1,104,578

1,000	Thompson Creek Metals Company, (5)	9.750%	12/01/17	B1	1,085,000

500	Thompson Creek Metals Company	7.375%	6/01/18	Caa2	441,250

1,050	TMK OAO Capital SA, 144A, (5)	6.750%	4/03/20	B+	1,000,125

2,410	Vale Overseas Limited	6.875%	11/10/39	A–	2,440,009

1,000	Vedanta Resources PLC, 144A, (5)	6.000%	1/31/19	BB	950,000

1,115	WPE International Cooperatief U.A, 144A, (5)	10.375%	9/30/20	B+	596,525

1,765	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB	1,791,501
37,750	Total Metals & Mining				36,051,234

	Multiline Retail – 0.3%

1,840	Macys Retail Holdings Inc.	3.875%	1/15/22	BBB	1,824,187

	Oil, Gas & Consumable Fuels – 10.1%

740	Amerada Hess Corporation	7.125%	3/15/33	BBB	875,404

2,170	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	2,432,051

1,570	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	1,474,661

1,435	Atlas Pipeline LP Finance, 144A	5.875%	8/01/23	B+	1,348,900

1,145	Bill Barrett Corporation, (5)	7.000%	10/15/22	B1	1,107,788

1,225	Calumet Specialty Products	9.375%	5/01/19	B+	1,344,438

1,700	Canadian Oil Sands Trust	7.750%	5/15/19	BBB	2,063,522

870	Concho Resources Inc.	5.500%	10/01/22	BB+	867,825

1,525	Continental Resources Inc.	5.000%	9/15/22	BBB–	1,534,530

500	Deep Drilling 7 & 8 PT	14.250%	3/05/15	N/R	542,500

1,250	Diamondback Energy Inc., 144A	7.625%	10/01/21	CCC+	1,275,000

1,140	Drill Rigs Holdings Inc., 144A	6.500%	10/01/17	B	1,177,050

195	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	210,631

1,400	Everest Acquisition LLC Finance, 144A, (5)	7.750%	9/01/22	B	1,519,000

2,600	Gazprom OAO Via Gaz Capital SA, 144A	3.850%	2/06/20	Baa1	2,476,500

1,000	Gibson Energy, 144A	6.750%	7/15/21	BB	1,032,500

1,100	Halcon Resources Corporation, (5)	9.750%	7/15/20	CCC+	1,163,250

1,100	Hercules Offshore LLC, 144A, (WI/DD)	7.500%	10/01/21	B	1,100,000

1,345	Key Energy Services Inc.	6.750%	3/01/21	BB–	1,331,550

600	Kinder Morgan Energy Partners LP	6.950%	1/15/38	BBB	676,322

500	Kodiak Oil and Gas Corporation, 144A	5.500%	2/01/22	B	487,500

1,185	Linn Energy LLC Finance Corporation, 144A	6.250%	11/01/19	B	1,116,863

Nuveen Investments	73

Nuveen Strategic Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$2,625	Lukoil International Finance, 144A	6.125%	11/09/20	BBB	$2,795,625

1,290	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,304,513

1,000	MEG Energy Corporation, 144A	6.500%	3/15/21	BB	1,007,500

1,000	MEG Energy Corporation, 144A	7.000%	3/31/24	BB	1,006,250

975	Murphy Oil USA Inc., 144A	6.000%	8/15/23	BB	970,125

750	Newfield Exploration Company	5.625%	7/01/24	BBB–	725,625

1,325	Niska Gas Storage US LLC, (5)	8.875%	3/15/18	B+	1,371,375

1,120	Noble Energy Inc.	4.150%	12/15/21	BBB	1,166,003

1,225	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB–	1,225,000

1,150	Oasis Petroleum Inc., 144A	6.875%	3/15/22	B	1,213,250

975	Offshore Group Investment Limited, (5)	7.500%	11/01/19	B–	1,026,188

1,130	Paramount Resources Limited, 144A	7.625%	12/04/19	B	1,102,519

825	PBF Holding Company LLC	8.250%	2/15/20	BB+	853,875

750	Penn Virginia Corporation	8.500%	5/01/20	B–	761,250

1,000	PetroBakken Energy Limited, 144A	8.625%	2/01/20	B–	970,000

1,770	Petrobras International Finance Company	6.875%	1/20/40	A3	1,738,745

1,275	Petro-Canada	6.800%	5/15/38	BBB+	1,516,035

740	Range Resources Corporation, (5)	5.000%	8/15/22	BB	715,950

500	Rosneft International Finance, 144A	4.199%	3/06/22	Baa1	461,250

1,750	Sabine Pass LNG LP, 144A	6.500%	11/01/20	BB+	1,776,250

1,125	Sandridge Energy Inc.	8.125%	10/15/22	B2	1,136,250

1,000	Seadrill Limited, 144A	6.125%	9/15/20	N/R	985,000

6,000	Ship Finance International Limited	6.810%	10/19/17	N/R	992,808

1,845	Sinopec Group Overseas Development 2012, 144A	3.900%	5/17/22	Aa3	1,805,600

1,025	SM Energy Company	6.625%	2/15/19	BB–	1,066,000

1,445	Southwestern Energy Company	4.100%	3/15/22	BBB–	1,445,256

1,520	Targa Resources Inc., 144A, (5)	4.250%	11/15/23	BB	1,375,600

1,900	Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	1,705,127

1,000	Western Refining Inc.	6.250%	4/01/21	BB–	980,000
66,330	Total Oil, Gas & Consumable Fuels				62,356,754

	Paper & Forest Products – 1.4%

2,615	Domtar Corporation	4.400%	4/01/22	BBB–	2,523,754

1,860	International Paper Company	8.700%	6/15/38	BBB	2,525,847

1,750	Resolute Forest Products, 144A	5.875%	5/15/23	BB–	1,535,624

750	Sappi Papier Holding GMBH, 144A	8.375%	6/15/19	BB	783,750

950	Tembec Industries, Inc.	11.250%	12/15/18	B3	1,033,125
7,925	Total Paper & Forest Products				8,402,100

	Personal Products – 0.2%

1,250	Albea Beauty Holdings SA, 144A, (5)	8.375%	11/01/19	B+	1,300,000

	Pharmaceuticals – 0.7%

1,150	AbbVie Inc.	2.900%	11/06/22	A	1,075,492

1,000	Endo Pharmaceutical Holdings Inc.	7.000%	12/15/20	BB–	1,025,000

1,400	Par Pharmaceutical Companies Inc.	7.375%	10/15/20	B–	1,447,250

1,080	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	1,123,200
4,630	Total Pharmaceuticals				4,670,942

74	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Real Estate Investment Trust – 1.1%

$1,820	HCP Inc.	3.750%	2/01/19	BBB+	$1,884,748

750	KWG Property Holdings Limited	13.250%	3/22/17	B+	855,000

1,420	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,463,408

2,125	Prologis Inc.	6.875%	3/15/20	BBB	2,505,352
6,115	Total Real Estate Investment Trust				6,708,508

	Real Estate Management & Development – 1.0%

1,000	Agile Property Holdings Limited	8.875%	4/28/17	BB	1,050,000

1,100	Country Garden Holding Company, 144A, (5)	11.125%	2/23/18	Ba2	1,226,500

500	Crescent Resources LLC, 144A	10.250%	8/15/17	B–	537,500

800	Gemdale International Investment Limited	7.125%	11/16/17	BB–	822,000

1,100	Kaisa Group Holdings Limited, 144A, (5)	8.875%	3/19/18	B+	1,105,500

875	Mattamy Group Corporation, 144A, (5)	6.500%	11/15/20	BB	859,688

750	Shimao Property Holdings Limited	11.000%	3/08/18	BB+	842,850
6,125	Total Real Estate Management & Development				6,444,038

	Road & Rail – 0.4%

1,000	Hertz Corporation	7.375%	1/15/21	B	1,075,000

700	Hertz Corporation	6.250%	10/15/22	B	722,750

750	Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	742,500
2,450	Total Road & Rail				2,540,250

	Semiconductors & Equipment – 0.3%

840	Intel Corporation	4.800%	10/01/41	A+	804,833

1,000	NXP BV, 144A	5.750%	3/15/23	B+	990,000
1,840	Total Semiconductors & Equipment				1,794,833

	Software – 0.2%

1,000	BMC Software Finance Inc., 144A, (5)	8.125%	7/15/21	B–	1,037,500

	Specialty Retail – 0.6%

1,150	Best Buy Co., Inc.	5.000%	8/01/18	Baa2	1,181,625

2,220	O’Reilly Automotive Inc.	4.875%	1/14/21	BBB	2,356,548
3,370	Total Specialty Retail				3,538,173

	Textiles, Apparel & Luxury Goods – 0.2%

1,220	Jones Group	6.875%	3/15/19	B+	1,247,450

	Thrifts & Mortgage Finance – 0.3%

1,855	WEA Finance LLC, 144A	4.625%	5/10/21	A2	1,956,769

	Tobacco – 1.7%

3,125	Altria Group Inc.	9.950%	11/10/38	Baa1	4,664,941

2,800	Imperial Tobacco Finance, 144A	3.500%	2/11/23	BBB	2,638,933

1,670	Lorillard Tobacco, (5)	6.875%	5/01/20	Baa2	1,920,507

1,265	Reynolds American Inc.	3.250%	11/01/22	Baa2	1,164,463
8,860	Total Tobacco				10,388,844

	Trading Companies & Distributors – 0.2%

1,000	Russel Metals Inc., 144A	6.000%	4/19/22	Ba1	971,992

	Transportation Infrastructure – 0.8%

4,025	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	4,269,805

750	Flexi-Van Leasing Inc., 144A	7.875%	8/15/18	BB–	776,250
4,775	Total Transportation Infrastructure				5,046,055

Nuveen Investments	75

Nuveen Strategic Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Wireless Telecommunication Services – 2.0%

$2,070	American Tower Company	5.050%	9/01/20	BBB	$2,147,200

1,450	Digicel Limited, 144A	7.000%	2/15/20	B1	1,442,750

1,500	Eileme AB, 144A	11.625%	1/31/20	B	1,740,000

750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	763,125

1,000	Frontier Communications Corporation, (5)	7.625%	4/15/24	BB+	1,000,000

1,475	Softbank Corporation, 144A	4.500%	4/15/20	BB+	1,417,474

1,500	Sprint Corporation, 144A, (5)	7.250%	9/15/21	BB–	1,515,000

966	Sprint Nextel Corporation	7.000%	3/01/20	BB+	1,037,374

1,000	Wind Acquisition Finance SA, 144A, (5)	7.250%	2/15/18	BB	1,035,000
11,711	Total Wireless Telecommunication Services				12,097,923
$410,347	Total Corporate Bonds (cost $410,283,194)				417,750,414

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CONVERTIBLE BONDS – 0.2%

	Commercial Banks – 0.2%

$1,400	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/60	BB+	$1,463,420
$1,400	Total Convertible Bonds (cost $1,464,911)				1,463,420

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL STRUCTURES – 6.5%

	Capital Markets – 0.4%

$1,500	Dresdner Funding Trust, 144A	8.151%	6/30/31	BB	$1,489,500

1,495	Goldman Sachs Capital II, (5)	4.000%	N/A (6)	BB+	1,091,350
2,995	Total Capital Markets				2,580,850

	Commercial Banks – 2.5%

2,830	Barclays Bank PLC	4.750%	N/A (6)	BBB–	3,024,568

650	Barclays Bank PLC	6.000%	N/A (6)	BBB–	944,431

1,000	Credit Agricole, S.A, 144A, (5)	6.637%	N/A (6)	BBB–	959,000

1,525	Fifth Third Bancorp.	5.100%	N/A (6)	BBB–	1,326,750

1,000	HBOS Capital Funding LP, 144A, (5)	6.071%	N/A (6)	BB	978,750

1,170	Rabobank Nederland, 144A	11.000%	N/A (6)	A–	1,521,000

750	RBS Capital Trust III	5.512%	N/A (6)	BB	688,125

500	RBS Capital Trust IV	1.048%	N/A (6)	BB	418,750

500	Societe Generale, 144A	1.024%	N/A (6)	BBB–	417,500

5,585	Wachovia Capital Trust III	5.570%	N/A (6)	BBB+	5,054,425
15,510	Total Commercial Banks				15,333,299

	Diversified Financial Services – 1.3%

1,500	Citigroup Inc., (5)	5.950%	N/A (6)	BB	1,398,750

5,000	General Electric Capital Corporation	7.125%	N/A (6)	AA–	5,437,500

1,000	JPMorgan Chase & Company	6.000%	N/A (6)	BBB	937,500
7,500	Total Diversified Financial Services				7,773,750

	Electric Utilities – 0.4%

1,570	Electricite de France, 144A	5.250%	N/A (6)	A3	1,485,063

1,000	Enel SpA, 144A	8.750%	9/24/73	BBB–	1,011,814
2,570	Total Electric Utilities				2,496,877

76	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Insurance – 1.8%

$1,500	Allstate Corporation	5.750%	8/15/53	Baa1	$1,462,500

2,050	Catlin Insurance Company Limited, 144A	7.249%	N/A (6)	BBB+	2,091,000

1,250	Genworth Financial Inc.	6.150%	11/15/66	Ba1	1,093,750

1,705	Liberty Mutual Group, 144A	7.000%	3/15/37	Baa3	1,730,575

1,620	Lincoln National Corporation	6.050%	4/20/67	BBB	1,587,600

1,435	Prudential Financial Inc., (5)	5.200%	3/15/44	BBB+	1,301,545

1,860	ZFS Finance USA Trust V, 144A	6.500%	5/09/37	A	1,948,350
11,420	Total Insurance				11,215,320

	IT Services – 0.1%

575	Zayo Escrow Corporation, (5)	8.125%	1/01/20	B1	628,906
$40,570	Total $1,000 Par (or similar) Institutional Structures (cost $39,132,703)				40,029,002

Principal Amount (000)	Description (1)		Optional Call Provisions (7)	Ratings (4)	Value

	MUNICIPAL BONDS – 0.7%

	Illinois – 0.7%

$3,840	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A–	$4,139,789
$3,840	Total Municipal Bonds (cost $3,840,000)				4,139,789

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 9.6%

$1,522	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$1,594,323

2,270	AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A+	2,620,717

3,206	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	2,619,417

52	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	45,642

350	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	369,974

2,111	Bayview Opportunity Master Fund Trust, 2013-8NPL	3.228%	3/28/33	N/R	2,107,477

59	Citigroup Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-CD4, (5)	5.205%	12/11/49	AAA	59,304

1,107	Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.309%	6/25/47	B–	1,091,380

449	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	B3	451,345

787	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	Caa3	635,714

3,093	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	3/25/29	Caa1	2,857,966

208	Countrywide Asset-Backed Certificates Trust, Series 2006-25	0.299%	6/25/47	AAA	206,933

1,425	Countrywide Home Loans, Asset Backed Certificates Series 2007-7	0.339%	10/25/47	AAA	1,390,038

505	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-2	2.766%	2/25/34	A	474,466

1,948	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	1/25/23	Caa1	1,851,982

248	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AA+	261,847

222	CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2004-C1	4.750%	1/16/37	AAA	222,461

Nuveen Investments	77

Nuveen Strategic Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$931	Fannie Mae Mortgage Interest STRIPS 366 25 (I/O)	5.000%	9/01/24	Aaa	$89,169

546	Fannie Mae Mortgage Pool AA0005	5.500%	11/01/38	Aaa	593,925

695	Fannie Mae Mortgage Pool AA0889	5.500%	12/01/38	Aaa	755,716

3,356	Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	3,582,938

700	Fannie Mae Mortgage Pool AL1187	5.500%	7/01/24	Aaa	737,003

551	Fannie Mae Mortgage Pool 255628	5.500%	2/01/25	Aaa	605,886

2,010	Fannie Mae Mortgage Pool 255956	5.500%	10/01/25	Aaa	2,207,120

315	Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	337,740

241	Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	Aaa	261,564

108	Fannie Mae Mortgage Pool 725553	2.174%	9/01/33	Aaa	114,105

354	Fannie Mae Mortgage Pool 725773	5.500%	9/01/34	Aaa	386,296

137	Fannie Mae Mortgage Pool 735060	6.000%	11/01/34	Aaa	151,764

82	Fannie Mae Mortgage Pool 735606	1.820%	5/01/35	Aaa	85,516

145	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	156,998

335	Fannie Mae Mortgage Pool 745324	6.000%	3/01/34	Aaa	365,788

437	Fannie Mae Mortgage Pool 745548	2.299%	1/01/35	Aaa	463,337

111	Fannie Mae Mortgage Pool 824163	5.500%	4/01/35	Aaa	120,735

286	Fannie Mae Mortgage Pool 831377	6.500%	4/01/36	Aaa	321,215

103	Fannie Mae Mortgage Pool 838948	1.901%	8/01/35	Aaa	109,462

319	Fannie Mae Mortgage Pool 843435	5.500%	6/01/33	Aaa	348,395

127	Fannie Mae Mortgage Pool 852909	6.500%	4/01/36	Aaa	142,141

— (8)	Fannie Mae Mortgage Pool 889618	5.500%	5/01/38	Aaa	428

375	Fannie Mae Mortgage Pool 893318	6.500%	8/01/36	Aaa	420,048

35	Fannie Mae Mortgage Pool 905597	5.885%	12/01/36	Aaa	38,048

819	Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	874,646

249	Fannie Mae Mortgage Pool 944340	6.000%	6/01/37	Aaa	272,022

103	Fannie Mae Mortgage Pool 946228	6.057%	9/01/37	Aaa	110,301

— (8)	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	242

1,445	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.732%	2/25/48	Aaa	1,444,043

18	Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	2.682%	1/01/37	Aaa	19,428

26	Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	Aaa	27,558

962	Freddie Mac Gold Pool 1K1238	2.375%	7/01/36	Aaa	1,018,755

513	Freddie Mac Gold Pool 1L0117	2.682%	10/01/29	Aaa	528,088

347	Freddie Mac Gold Pool 847240	2.287%	7/01/30	Aaa	367,409

225	Freddie Mac Gold Pool 847411	2.190%	5/01/33	Aaa	236,323

1,965	Freddie Mac Gold Pool 848289	2.373%	5/01/38	Aaa	2,080,580

560	Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	648,994

126	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	136,770

25	Freddie Mac Non Gold Participation Certificates 847681	5.695%	12/01/36	Aaa	26,285

926	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2006-GG6	5.506%	4/10/38	AAA	940,937

1,900	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1	6.684%	3/25/43	Ba3	1,209,812

1,851	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-AR1	3.154%	1/25/35	CC	437,300

229	Government National Mortgage Association, Guaranteed REMIC Pass-Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	241,729

78	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$62	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A3	$60,088

1,779	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	CCC	1,661,446

356	IndyMac INDX Mortgage Loan Trust, Pass-Through Certificates, Series 2005-AR1	2.572%	3/25/35	BBB+	348,211

1,301	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.459%	6/25/37	CCC	1,085,243

1,086	Lehman Mortgage Trust, Mortgage Pass-Through Certificates, Series 2008-6	5.590%	4/25/38	BB+	1,104,083

3,426	Master RePerforming Loan Trust 2005-1	7.500%	8/25/34	Ba3	3,553,070

230	Merrill Lynch Mortgage Investors Inc, Commercial Mortgage Pass-Through Certificates, Series 2006	5.204%	12/12/49	A1	250,469

508	National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	Aaa	527,665

931	Oaktree Real Estate Investments, Commercial Mortgage Asset Backed Securities ORES NPL LLC 2013-LV2I, 144A	3.081%	9/25/25	N/R	931,220

2,880	OBP Depositor LLC Trust, Commercial Mortgage Pass-Through Certificates, Series 2010-OBP	4.646%	7/17/45	AAA	3,153,148

932	RBSSP Resecuritization Trust, Series 2012-8 1A1	0.333%	10/28/36	N/R	879,585

178	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	156,460

448	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	448,076

2,162	Stanwich Mortgage Loan Trust, Series 2012-NPL5	2.981%	10/16/42	N/R	2,165,617

602	Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.787%	10/20/35	D	483,271

463	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.510%	8/25/38	AA	496,790

32	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.675%	10/25/35	BBB–	31,432
$61,526	Total Asset-Backed and Mortgage-Backed Securities (cost $59,558,263)				59,213,419

Shares	Description (1), (9)				Value

	INVESTMENT COMPANIES – 0.4%

36,000	Blackrock Credit Allocation Income Trust IV				$469,440

58,000	Blackrock MuniAssets Fund Inc.				690,780

40,000	CBRE Clarion Global Real Estate Income Fund				323,600

58,000	Invesco Municipal Income Opportunities Trust				367,140

23,000	NexPoint Credit Strategies Fund				175,950

20,000	Pimco Income Strategy Fund				231,400

16,000	Pioneer Diversified High Income Trust				336,320
	Total Investment Companies (cost $2,456,965)				2,594,630

Principal Amount (000) (10)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SOVEREIGN DEBT – 8.7%

	Argentina – 0.1%

1,000	Provincia de Cordoba	12.375%	8/17/17	CCC+	$870,000

	Bermuda – 0.5%

2,840	Bermuda Government, 144A	5.603%	7/20/20	AA–	3,041,640

Nuveen Investments	79

Nuveen Strategic Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Principal Amount (000) (10)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Indonesia – 0.7%

2,830		Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	$2,975,037

1,290		Republic of Indonesia, 144A	4.875%	5/05/21	Baa3	1,277,100
4,120		Total Indonesia				4,252,137

		Mexico – 3.5%

1,330	MXN	Mexico Bonos de DeSarrollo	8.500%	12/13/18	A–	11,772,423

503	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A–	4,388,401

698	MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A–	5,666,905
2,531	MXN	Total Mexico				21,827,729

		Russia – 0.7%

4,500		Russian Federation, 144A	4.875%	9/16/23	Baa1	4,601,250

		South Africa – 0.9%

3,250		Republic of South Africa	5.875%	9/16/25	Baa1	3,416,563

18,500	ZAR	Republic of South Africa	10.500%	12/21/26	A–	2,216,960
		Total South Africa				5,633,523

		Turkey – 2.1%

5,400		Republic of Turkey, (5)	3.250%	3/23/23	Baa3	4,657,500

550		Republic of Turkey	4.875%	4/16/43	Baa3	453,750

5,500	TRY	Turkey Government Bond	10.500%	1/15/20	BBB	2,918,740

11,100	TRY	Turkey Government Bond	7.100%	3/08/23	BBB	4,835,524
		Total Turkey				12,865,514

		Ukraine – 0.2%

1,250		Republic of Ukraine, 144A	7.750%	9/23/20	B	1,065,623
		Total Sovereign Debt (cost $60,132,564)				54,157,416

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		STRUCTURED NOTES – 0.1%

$650		FDIC Structured Sales Guaranteed Notes, Series 2010-L1A	0.000%	10/25/13	Aaa	$649,927
650		Total Structured Notes (cost $649,079)				649,927

Shares		Description (1)				Value

		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.0%

		Money Market Funds – 11.0%

67,917,821		Mount Vernon Securities Lending Trust Prime Portfolio, 0.190% (11), (12)				$67,917,821
		Total Investments Purchased with Collateral from Securities Lending (cost $67,917,821)				67,917,821
		Total Long-Term Investments (cost $670,784,305)				669,413,533
		Other Assets Less Liabilities – (8.2)% (13)				(50,709,034)
		Net Assets – 100%				$618,704,499

80	Nuveen Investments

Investments in Derivatives as of September 30, 2013

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars) (13)
BNP Paribas	British Pound Sterling	4,000,000	U.S. Dollar	6,067,424	10/02/13	$(408,092)
BNP Paribas	U.S. Dollar	6,250,176	British Pound Sterling	4,000,000	10/02/13	225,340
Citigroup	British Pound Sterling	558,000	U.S. Dollar	862,858	10/18/13	(40,351)
Citigroup	Canadian Dollar	4,300,000	U.S. Dollar	4,087,895	10/31/13	(83,413)
Citigroup	Euro	25,996,423	U.S. Dollar	35,113,784	12/13/13	(62,293)
Citigroup	U.S. Dollar	5,970,621	Australian Dollar	6,500,000	11/08/13	76,828
Citigroup	U.S. Dollar	5,974,848	Australian Dollar	6,400,000	11/08/13	(20,437)
Citigroup	U.S. Dollar	11,881,121	Norwegian Krone	70,000,000	11/18/13	(261,979)
Credit Suisse	Japanese Yen	1,300,000,000	U.S. Dollar	13,121,174	10/10/13	(105,116)
Credit Suisse	U.S. Dollar	6,020,279	Malaysian Ringgit	19,000,000	10/23/13	(200,914)
Credit Suisse	U.S. Dollar	3,024,956	Turkish Lira	6,000,000	11/19/13	(81,512)
JPMorgan	Mexican Peso	287,100,000	U.S. Dollar	21,263,120	10/31/13	(608,181)
JPMorgan	Turkish Lira	4,800,000	U.S. Dollar	2,441,940	10/11/13	70,429
JPMorgan	Turkish Lira	4,900,000	U.S. Dollar	2,474,654	10/11/13	53,736
JPMorgan	Turkish Lira	6,000,000	U.S. Dollar	3,066,387	10/11/13	101,998
JPMorgan	U.S. Dollar	8,892,288	Turkish Lira	18,000,000	10/11/13	880
JPMorgan	U.S. Dollar	2,779,987	Mexican Peso	36,000,000	10/31/13	(37,505)
JPMorgan	U.S. Dollar	6,621,460	Mexican Peso	87,000,000	10/31/13	6,207
JPMorgan	U.S. Dollar	8,357,375	Mexican Peso	110,000,000	10/31/13	22,434
JPMorgan	U.S. Dollar	5,282,620	South African Rand	55,000,000	10/31/13	168,824
JPMorgan	U.S. Dollar	5,987,112	South African Rand	59,000,000	10/31/13	(139,200)
JPMorgan	U.S. Dollar	6,430,870	South African Rand	62,000,000	10/31/13	(285,606)
JPMorgan	U.S. Dollar	3,214,719	Australian Dollar	3,500,000	11/08/13	41,600
Nomura Securities	U.S. Dollar	6,006,742	Malaysian Ringgit	19,600,000	10/16/13	(500)
						$(1,566,823)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation) (13)
Deutsche Bank AG	$33,000,000	Receive	3-Month USD-LIBOR-BBA	1.741%	Semi-Annually	11/08/22	$2,231,359
JPMorgan Chase	21,000,000	Receive	3-Month USD-LIBOR-BBA	2.113	Semi-Annually	2/21/22	519,987
JPMorgan Chase	10,800,000	Receive	3-Month USD-LIBOR-BBA	2.078	Semi-Annually	2/19/23	531,097
	$64,800,000						$3,282,443

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Note	Short	(28)	12/13	$(6,167,438)	$(17,560)
U.S. Treasury 10-Year Note	Short	(106)	12/13	(13,397,406)	(101,365)
U.S. Treasury Long Bond	Long	8	12/13	1,067,000	1,123
U.S. Treasury Ultra Bond	Short	(37)	12/13	(5,257,469)	(75,964)
				$(23,755,313)	$(193,766)
*	The Notional Amount at Value of long and short positions were $1,067,000 and $(29,822,313), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	81

Nuveen Strategic Income Fund (continued)

Portfolio of Investments September 30, 2013 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$—	$—	$5,993	$5,993
$25 Par (or similar) Retail Structures	21,491,702	—	—	21,491,702
Corporate Bonds	—	417,750,414	—	417,750,414
Convertible Bonds	—	1,463,420	—	1,463,420
$1,000 Par (or similar) Institutional Structures	—	40,029,002	—	40,029,002
Municipal Bonds	—	4,139,789	—	4,139,789
Asset-Backed and Mortgage-Backed Securities	—	59,213,419	—	59,213,419
Investment Companies	2,594,630	—	—	2,594,630
Sovereign Debt	—	54,157,417	—	54,157,417
Structured Notes	—	649,926	—	649,926
Investments Purchased with Collateral from Securities Lending	67,917,821	—	—	67,917,821
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(1,566,823)	—	(1,566,823)
Interest Rate Swaps*	—	3,282,443	—	3,282,443
Futures Contracts*	(193,766)	—	—	(193,766)
Total	$91,810,387	$579,119,007	$5,993	$670,935,387
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $670,794,290.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$21,562,682
Depreciation	(22,943,439)
Net unrealized appreciation (depreciation) of investments	$(1,380,757)

82	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of securities out on loan as of the end of the reporting period was $65,804,520.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

(8)	Principal Amount (000) rounds to less than $1,000.

(9)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(11)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(12)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

(13)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

I/O	Interest only.

N/A	Not applicable.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

MXN	Mexican Peso

ZAR	South African Rand

TRY	Turkish Lira

USD-LIBOR-BBA	United States Dollar–London Inter-Bank Offered Rate British Bankers’ Association.

Nuveen Investments	83

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013